Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 97.2%
COMMUNICATION SERVICES - 2.0%
AT&T, Inc.	223,693	$7,495,953
ATN International, Inc.	100	5,773
Boingo Wireless, Inc.(a)	400	7,188
CenturyLink, Inc.	19,800	232,848
Cincinnati Bell, Inc.(a)	563	2,787
Cogent Communications Holdings, Inc.	6,300	373,968
comScore, Inc.(a)	1,100	5,676
Consolidated Communications Holdings, Inc.	700	3,451
Fox Corp., Class A	5,433	199,065
Fox Corp., Class B	3,000	109,590
Frontier Communications Corp.(a)	900	1,575
Intelsat S.A.(a)	745	14,490
Iridium Communications, Inc.(a)	2,100	48,846
Marchex, Inc., Class B(a)	6,300	29,610
ORBCOMM, Inc.(a)	800	5,800
Shenandoah Telecommunications Co.	1,000	38,520
Spotify Technology S.A.(a)	2,100	307,062
Sprint Corp.(a)	12,000	78,840
T-Mobile US, Inc.(a)	5,100	378,114
Telephone & Data Systems, Inc.	1,900	57,760
Travelzoo(a)	800	12,352
Tribune Publishing Co.	200	1,594
United States Cellular Corp.(a)	200	8,934
Verizon Communications, Inc.	71,000	4,056,230
Vonage Holdings Corp.(a)	3,900	44,187
Zayo Group Holdings, Inc.(a)	4,300	141,513
Total Communication Services		13,661,726
CONSUMER DISCRETIONARY - 11.7%
1-800-Flowers.com, Inc., Class A(a)	300	5,664
Aaron's, Inc.	1,400	85,974
Abercrombie & Fitch Co., Class A	800	12,832
Acushnet Holdings Corp.	400	10,504
Adient PLC	1,600	38,832
Adtalem Global Education, Inc.(a)	1,100	49,555
Advance Auto Parts, Inc.	4,300	662,802
Altice USA, Inc., Class A(a)	6,100	148,535
Amazon.com, Inc.(a)	7,080	13,406,900
AMC Entertainment Holdings, Inc., Class A	600	5,598
AMC Networks, Inc., Class A(a)	900	49,041
America's Car-Mart, Inc.(a)	100	8,608
American Axle & Manufacturing Holdings, Inc.(a)	12,600	160,776
American Eagle Outfitters, Inc.	3,000	50,700
American Outdoor Brands Corp.(a)	600	5,406
American Public Education, Inc.(a)	3,480	102,938
Aptiv PLC	4,300	347,569
Aramark	4,600	165,876
Asbury Automotive Group, Inc.(a)	500	42,170
Ascena Retail Group, Inc.(a)	2,000	1,220
At Home Group, Inc.(a)	600	3,996
AutoNation, Inc.(a)	1,200	50,328
AutoZone, Inc.(a)	440	483,767
Barnes & Noble, Inc.	700	4,683
Beazer Homes USA, Inc.(a)	400	3,844
Bed Bath & Beyond, Inc.	2,900	33,698
Best Buy Co., Inc.	3,800	264,974
Big Lots, Inc.	500	14,305
BJ's Restaurants, Inc.	200	8,788
Bloomin' Brands, Inc.	8,700	164,517
Booking Holdings, Inc.(a)	750	1,406,032
Boot Barn Holdings, Inc.(a)	200	7,128

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

BorgWarner, Inc.	3,100	$130,138
Boyd Gaming Corp.	1,900	51,186
Bright Horizons Family Solutions, Inc.(a)	1,100	165,957
Brinker International, Inc.	1,000	39,350
Brunswick Corp.	1,700	78,013
Buckle, Inc. (The)	300	5,193
Burlington Stores, Inc.(a)	1,100	187,165
Cable One, Inc.	262	306,799
Caesars Entertainment Corp.(a)	11,100	131,202
Caleres, Inc.	500	9,960
Callaway Golf Co.	2,400	41,184
Camping World Holdings, Inc., Class A	400	4,968
Capri Holdings Ltd.(a)	2,700	93,636
Career Education Corp.(a)	800	15,256
CarMax, Inc.(a)	3,100	269,173
Carnival Corp.	6,700	311,885
Carriage Services, Inc.	200	3,802
Carrols Restaurant Group, Inc.(a)	400	3,612
Carter's, Inc.	800	78,032
Carvana Co.(a)	700	43,813
Cato Corp. (The), Class A	300	3,696
Cavco Industries, Inc.(a)	100	15,754
CBS Corp., Class B, NVDR	5,900	294,410
Central European Media Enterprises Ltd., Class A(a)	900	3,924
Century Communities, Inc.(a)	200	5,316
Charter Communications, Inc., Class A(a)	2,760	1,090,697
Cheesecake Factory, Inc. (The)	900	39,348
Chegg, Inc.(a)	2,200	84,898
Chico's FAS, Inc.	1,500	5,055
Children's Place, Inc. (The)	200	19,076
Chipotle Mexican Grill, Inc.(a)	400	293,152
Choice Hotels International, Inc.	700	60,907
Churchill Downs, Inc.	600	69,042
Chuy's Holdings, Inc.(a)	2,300	52,716
Cinemark Holdings, Inc.	1,800	64,980
Citi Trends, Inc.	200	2,924
Columbia Sportswear Co.	600	60,096
Comcast Corp., Class A	77,200	3,264,016
Conn's, Inc.(a)	200	3,564
Container Store Group, Inc. (The)(a)	1,400	10,248
Cooper Tire & Rubber Co.	1,100	34,705
Cooper-Standard Holdings, Inc.(a)	4,200	192,444
Core-Mark Holding Co., Inc.	5,840	231,965
Cracker Barrel Old Country Store, Inc.	300	51,219
Crocs, Inc.(a)	1,500	29,625
Culp, Inc.	100	1,900
Dana, Inc.	3,200	63,808
Darden Restaurants, Inc.	2,200	267,806
Dave & Buster's Entertainment, Inc.	900	36,423
Deckers Outdoor Corp.(a)	600	105,582
Del Frisco's Restaurant Group, Inc.(a)	200	1,592
Del Taco Restaurants, Inc.(a)	400	5,128
Denny's Corp.(a)	700	14,371
Designer Brands, Inc., Class A	1,500	28,755
Dick's Sporting Goods, Inc.	1,600	55,408
Dillard's, Inc., Class A	200	12,456
Dine Brands Global, Inc.	400	38,188
Discovery, Inc., Class A(a)	2,600	79,820
Discovery, Inc., Class C(a)	5,200	147,940
DISH Network Corp., Class A(a)	3,300	126,753
Dollar General Corp.	4,500	608,220
Dollar Tree, Inc.(a)	33,350	3,581,456
Domino's Pizza, Inc.	800	222,624
Dorman Products, Inc.(a)	600	52,284
DR Horton, Inc.	6,100	263,093
Drive Shack, Inc.(a)	700	3,283

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Dunkin' Brands Group, Inc.	1,500	$119,490
Eldorado Resorts, Inc.(a)	1,300	59,891
Emerald Expositions Events, Inc.	200	2,230
Entercom Communications Corp., Class A	1,500	8,700
Entravision Communications Corp., Class A	800	2,496
Eros International PLC(a)	400	540
Ethan Allen Interiors, Inc.	300	6,318
EW Scripps Co. (The), Class A	700	10,703
Expedia Group, Inc.	1,900	252,757
Express, Inc.(a)	900	2,457
Extended Stay America, Inc.	3,300	55,737
Fiesta Restaurant Group, Inc.(a)	5,600	73,584
Five Below, Inc.(a)	1,000	120,020
Flexsteel Industries, Inc.	100	1,706
Floor & Decor Holdings, Inc., Class A(a)	800	33,520
Foot Locker, Inc.	1,600	67,072
Ford Motor Co.	66,200	677,226
Fossil Group, Inc.(a)	500	5,750
Fox Factory Holding Corp.(a)	700	57,757
frontdoor, Inc.(a)	1,900	82,745
G-III Apparel Group Ltd.(a)	1,100	32,362
GameStop Corp., Class A	2,500	13,675
Gannett Co., Inc.	1,300	10,608
Gap, Inc. (The)	4,200	75,474
Garmin Ltd.	2,600	207,480
GCI Liberty, Inc., Class A(a)	2,000	122,920
General Motors Co.	22,600	870,778
Genesco, Inc.(a)	1,900	80,351
Gentex Corp.	4,900	120,589
Gentherm, Inc.(a)	400	16,732
Genuine Parts Co.	2,400	248,592
Golden Entertainment, Inc.(a)	200	2,800
Goodyear Tire & Rubber Co. (The)	4,300	65,790
GoPro, Inc., Class A(a)	1,200	6,552
Graham Holdings Co., Class B	70	48,302
Grand Canyon Education, Inc.(a)	800	93,616
Gray Television, Inc.(a)	2,100	34,419
Green Brick Partners, Inc.(a)	300	2,493
Group 1 Automotive, Inc.	3,800	311,182
Groupon, Inc.(a)	6,300	22,554
Guess?, Inc.	700	11,305
H&R Block, Inc.	3,800	111,340
Hanesbrands, Inc.	6,700	115,374
Harley-Davidson, Inc.	2,800	100,324
Hasbro, Inc.	2,100	221,928
Haverty Furniture Cos., Inc.	200	3,406
Helen of Troy Ltd.(a)	500	65,295
Hibbett Sports, Inc.(a)	200	3,640
Hilton Grand Vacations, Inc.(a)	2,000	63,640
Hilton Worldwide Holdings, Inc.	5,000	488,700
Home Depot, Inc. (The)	34,655	7,207,200
Hooker Furniture Corp.	100	2,062
Houghton Mifflin Harcourt Co.(a)	1,200	6,912
Hudson Ltd., Class A(a)	500	6,895
Hyatt Hotels Corp., Class A	700	53,291
IMAX Corp.(a)	600	12,120
Installed Building Products, Inc.(a)	200	11,844
International Game Technology PLC	2,500	32,425
International Speedway Corp., Class A	300	13,467
Interpublic Group of Cos., Inc. (The)	5,700	128,763
iRobot Corp.(a)	500	45,820
Jack in the Box, Inc.	600	48,834
JC Penney Co., Inc.(a)	3,600	4,104
John Wiley & Sons, Inc., Class A	7,800	357,708
Johnson Outdoors, Inc., Class A	100	7,457
K12, Inc.(a)	400	12,164

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

KB Home	1,900	$48,887
Kohl's Corp.	2,900	137,895
Kontoor Brands, Inc.(a)	785	21,996
L Brands, Inc.	4,000	104,400
La-Z-Boy, Inc.	1,100	33,726
Lands' End, Inc.(a)	200	2,444
Las Vegas Sands Corp.	6,000	354,540
Laureate Education, Inc., Class A(a)	2,200	34,562
LCI Industries	500	45,000
Lear Corp.	1,200	167,124
Leggett & Platt, Inc.	2,400	92,088
Lennar Corp., Class A	5,000	242,300
Lennar Corp., Class B	200	7,702
LGI Homes, Inc.(a)	200	14,286
Liberty Broadband Corp., Class A(a)	600	61,704
Liberty Broadband Corp., Class C(a)	1,600	166,752
Liberty Expedia Holdings, Inc., Class A(a)	1,100	52,569
Liberty Latin America Ltd., Class A(a)	600	10,338
Liberty Latin America Ltd., Class C(a)	1,600	27,504
Liberty Media Corp.-Liberty Braves, Class C(a)	400	11,188
Liberty Media Corp.-Liberty Formula One, Class A(a)	300	10,758
Liberty Media Corp.-Liberty Formula One, Class C(a)	3,700	138,417
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,500	56,715
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	3,000	113,940
Liberty TripAdvisor Holdings, Inc., Class A(a)	800	9,920
Lions Gate Entertainment Corp., Class A	600	7,350
Lions Gate Entertainment Corp., Class B	1,200	13,932
Lithia Motors, Inc., Class A	300	35,634
Live Nation Entertainment, Inc.(a)	2,100	139,125
LKQ Corp.(a)	5,700	151,677
Loral Space & Communications, Inc.(a)	100	3,451
Lowe's Cos., Inc.	13,700	1,382,467
Lululemon Athletica, Inc.(a)	2,100	378,441
Lumber Liquidators Holdings, Inc.(a)	300	3,465
M/I Homes, Inc.(a)	300	8,562
Macy's, Inc.	5,800	124,468
Madison Square Garden Co. (The), Class A(a)	280	78,383
Malibu Boats, Inc., Class A(a)	200	7,770
Marcus Corp. (The)	200	6,592
MarineMax, Inc.(a)	200	3,288
Marriott International, Inc., Class A	4,800	673,392
Marriott Vacations Worldwide Corp.	630	60,732
MasterCraft Boat Holdings, Inc.(a)	200	3,918
Mattel, Inc.(a)	4,700	52,687
McDonald's Corp.	13,200	2,741,112
MDC Holdings, Inc.	1,340	43,925
Meredith Corp.	800	44,048
Meritage Homes Corp.(a)	900	46,206
MGM Resorts International	9,100	259,987
Michaels Cos., Inc. (The)(a)	1,300	11,310
Modine Manufacturing Co.(a)	600	8,586
Mohawk Industries, Inc.(a)	1,100	162,217
Monarch Casino & Resort, Inc.(a)	100	4,274
Monro, Inc.	700	59,710
Motorcar Parts of America, Inc.(a)	200	4,282
Movado Group, Inc.	200	5,400
MSG Networks, Inc., Class A(a)	700	14,518
Murphy USA, Inc.(a)	600	50,418
National CineMedia, Inc.	700	4,592
National Vision Holdings, Inc.(a)	1,000	30,730
Netflix, Inc.(a)	7,160	2,630,011
New Media Investment Group, Inc.	600	5,664
New York Times Co. (The), Class A	2,400	78,288

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Newell Brands, Inc.	6,300	$97,146
News Corp., Class A	6,900	93,081
News Corp., Class B	3,200	44,672
Nexstar Media Group, Inc., Class A	800	80,800
NIKE, Inc., Class B	20,800	1,746,160
Nordstrom, Inc.	2,000	63,720
Norwegian Cruise Line Holdings Ltd.(a)	3,900	209,157
NVR, Inc.(a)	50	168,512
O'Reilly Automotive, Inc.(a)	1,360	502,275
Office Depot, Inc.	13,400	27,604
Ollie's Bargain Outlet Holdings, Inc.(a)	1,000	87,110
Omnicom Group, Inc.	4,000	327,800
Overstock.com, Inc.(a)	200	2,720
Oxford Industries, Inc.	200	15,160
Papa John's International, Inc.	300	13,416
Party City Holdco, Inc.(a)	400	2,932
Penn National Gaming, Inc.(a)	2,252	43,374
Penske Automotive Group, Inc.	800	37,840
PetMed Express, Inc.	200	3,134
PICO Holdings, Inc.(a)	300	3,486
Planet Fitness, Inc., Class A(a)	1,600	115,904
PlayAGS, Inc.(a)	2,100	40,845
Polaris Industries, Inc.	1,100	100,353
Pool Corp.	600	114,600
Potbelly Corp.(a)	300	1,527
PulteGroup, Inc.	4,300	135,966
PVH Corp.	1,100	104,104
Qurate Retail, Inc.(a)	7,200	89,208
Ralph Lauren Corp.	1,000	113,590
RCI Hospitality Holdings, Inc.	100	1,751
Reading International, Inc., Class A(a)	200	2,596
Red Robin Gourmet Burgers, Inc.(a)	100	3,057
Red Rock Resorts, Inc., Class A	1,500	32,220
Regis Corp.(a)	6,877	114,158
Rent-A-Center, Inc.(a)	8,100	215,703
RH(a)	400	46,240
Roku, Inc.(a)	1,500	135,870
Ross Stores, Inc.	6,200	614,544
Royal Caribbean Cruises Ltd.	2,800	339,388
Rubicon Project, Inc. (The)(a)	13,900	88,404
Ruth's Hospitality Group, Inc.	4,500	102,195
Sally Beauty Holdings, Inc.(a)	18,200	242,788
Scholastic Corp.	5,500	182,820
Scientific Games Corp., Class A(a)	1,300	25,766
SeaWorld Entertainment, Inc.(a)	800	24,800
Service Corp. International	3,300	154,374
ServiceMaster Global Holdings, Inc.(a)	2,100	109,389
Shake Shack, Inc., Class A(a)	300	21,660
Shutterfly, Inc.(a)	400	20,220
Signet Jewelers Ltd.	1,200	21,456
Sinclair Broadcast Group, Inc., Class A	1,400	75,082
Sirius XM Holdings, Inc.	29,944	167,088
Six Flags Entertainment Corp.	1,200	59,616
Skechers U.S.A., Inc., Class A(a)	2,400	75,576
Skyline Champion Corp.(a)	900	24,642
Sleep Number Corp.(a)	400	16,156
Sonic Automotive, Inc., Class A	300	7,005
Sonos, Inc.(a)	5,000	56,700
Sotheby's(a)	400	23,252
Standard Motor Products, Inc.	2,400	108,816
Starbucks Corp.	20,600	1,726,898
Steven Madden Ltd.	1,650	56,018
Stoneridge, Inc.(a)	300	9,465
Strategic Education, Inc.	387	68,886
Sturm Ruger & Co., Inc.	200	10,896
Tailored Brands, Inc.	600	3,462

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Tapestry, Inc.	5,100	$161,823
Target Corp.	9,000	779,490
Taylor Morrison Home Corp.(a)	2,600	54,496
TEGNA, Inc.	4,200	63,630
Tempur Sealy International, Inc.(a)	900	66,033
Tenneco, Inc., Class A	1,100	12,199
Tesla, Inc.(a)	2,310	516,193
Texas Roadhouse, Inc.	1,200	64,404
Thor Industries, Inc.	900	52,605
Tiffany & Co.	1,900	177,916
Tile Shop Holdings, Inc.	500	2,000
TJX Cos., Inc. (The)	21,200	1,121,056
Toll Brothers, Inc.	2,300	84,226
TopBuild Corp.(a)	800	66,208
Tower International, Inc.	200	3,900
Tractor Supply Co.	7,300	794,240
TRI Pointe Group, Inc.(a)	3,100	37,107
Tribune Media Co., Class A	1,700	78,574
TripAdvisor, Inc.(a)	2,000	92,580
Tupperware Brands Corp.	600	11,418
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,530	877,632
Under Armour, Inc., Class A(a)	3,100	78,585
Under Armour, Inc., Class C(a)	3,200	71,040
Unifi, Inc.(a)	200	3,634
Universal Electronics, Inc.(a)	200	8,204
Urban Outfitters, Inc.(a)	1,400	31,850
Vail Resorts, Inc.	700	156,226
VF Corp.	5,500	480,425
Viacom, Inc., Class A	100	3,410
Viacom, Inc., Class B	5,600	167,272
Vista Outdoor, Inc.(a)	700	6,216
Visteon Corp.(a)	700	41,006
Walt Disney Co. (The)	53,118	7,417,398
Wayfair, Inc., Class A(a)	1,000	146,000
Weight Watchers International, Inc.(a)	700	13,370
Wendy's Co. (The)	3,300	64,614
Weyco Group, Inc.	100	2,671
Whirlpool Corp.	1,100	156,596
William Lyon Homes, Class A(a)	400	7,292
Williams-Sonoma, Inc.	1,400	91,000
Wingstop, Inc.	600	56,850
Winnebago Industries, Inc.	400	15,460
Wolverine World Wide, Inc.	1,700	46,818
World Wrestling Entertainment, Inc., Class A	800	57,768
Wyndham Destinations, Inc.	1,800	79,020
Wyndham Hotels & Resorts, Inc.	1,700	94,758
Wynn Resorts Ltd.	1,600	198,384
Yum China Holdings, Inc.	6,000	277,200
Yum! Brands, Inc.	5,200	575,484
ZAGG, Inc.(a)	300	2,088
Zumiez, Inc.(a)	3,800	99,180
Total Consumer Discretionary		80,892,606
CONSUMER STAPLES - 6.3%
Altria Group, Inc.	32,300	1,529,405
Andersons, Inc. (The)	300	8,172
Archer-Daniels-Midland Co.	9,400	383,520
B&G Foods, Inc.	800	16,640
BJ's Wholesale Club Holdings, Inc.(a)	1,600	42,240
Boston Beer Co., Inc. (The), Class A(a)	200	75,552
Brown-Forman Corp., Class A	1,000	55,000
Brown-Forman Corp., Class B	16,752	928,563
Bunge Ltd.	2,100	116,991
Cal-Maine Foods, Inc.	40,664	1,696,502
Calavo Growers, Inc.	200	19,348

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Campbell Soup Co.	10,700	$428,749
Casey's General Stores, Inc.	600	93,594
Central Garden & Pet Co.(a)	100	2,695
Central Garden & Pet Co., Class A(a)	1,000	24,640
Chefs' Warehouse, Inc. (The)(a)	200	7,014
Church & Dwight Co., Inc.	4,400	321,464
Clorox Co. (The)	2,100	321,531
Coca-Cola Co. (The)	65,700	3,345,444
Coca-Cola Consolidated, Inc.	780	233,415
Colgate-Palmolive Co.	14,600	1,046,382
Conagra Brands, Inc.	8,498	225,367
Constellation Brands, Inc., Class A	2,700	531,738
Costco Wholesale Corp.	7,600	2,008,376
Coty, Inc., Class A	5,045	67,603
Darling Ingredients, Inc.(a)	3,200	63,648
Dean Foods Co.	1,000	924
Diageo PLC, ADR	1,908	328,787
Edgewell Personal Care Co.(a)	1,100	29,645
elf Beauty, Inc.(a)	200	2,820
Energizer Holdings, Inc.	1,000	38,640
Estee Lauder Cos., Inc. (The), Class A	12,600	2,307,186
Flowers Foods, Inc.	26,950	627,126
Fresh Del Monte Produce, Inc.	400	10,780
Freshpet, Inc.(a)	300	13,653
General Mills, Inc.	10,000	525,200
Hain Celestial Group, Inc. (The)(a)	1,200	26,280
Henkel AG & Co. KGaA, ADR	43,326	997,365
Herbalife Nutrition Ltd.(a)	1,900	81,244
Hershey Co. (The)	2,500	335,075
Hormel Foods Corp.	14,850	602,019
Hostess Brands, Inc.(a)	2,400	34,656
Ingles Markets, Inc., Class A	200	6,226
Ingredion, Inc.	1,200	98,988
Inter Parfums, Inc.	200	13,298
J&J Snack Foods Corp.	300	48,285
JM Smucker Co. (The)	6,350	731,456
John B Sanfilippo & Son, Inc.	100	7,969
Kellogg Co.	3,900	208,923
Keurig Dr Pepper, Inc.	3,300	95,370
Kimberly-Clark Corp.	5,800	773,024
Kraft Heinz Co. (The)	10,800	335,232
Kroger Co. (The)	13,200	286,572
Lamb Weston Holdings, Inc.	2,600	164,736
Lancaster Colony Corp.	300	44,580
Landec Corp.(a)	300	2,811
McCormick & Co., Inc.	4,000	620,040
Medifast, Inc.	1,430	183,469
MGP Ingredients, Inc.	300	19,893
Molson Coors Brewing Co., Class B	9,300	520,800
Mondelez International, Inc., Class A	24,400	1,315,160
Monster Beverage Corp.(a)	6,700	427,661
National Beverage Corp.	100	4,463
Nu Skin Enterprises, Inc., Class A	900	44,388
Oil-Dri Corp. of America	100	3,404
PepsiCo, Inc.	24,300	3,186,459
Performance Food Group Co.(a)	2,730	109,282
Philip Morris International, Inc.	26,700	2,096,751
Pilgrim's Pride Corp.(a)	600	15,234
Post Holdings, Inc.(a)	1,100	114,367
PriceSmart, Inc.	300	15,336
Primo Water Corp.(a)	300	3,690
Procter & Gamble Co. (The)	42,700	4,682,055
Rite Aid Corp.(a)	615	4,926
Sanderson Farms, Inc.	18,310	2,500,414
Seaboard Corp.	3	12,410
Simply Good Foods Co. (The)(a)	900	21,672
SpartanNash Co.	4,200	49,014

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Spectrum Brands Holdings, Inc.	825	$44,360
Sprouts Farmers Market, Inc.(a)	2,500	47,225
Sysco Corp.	12,711	898,922
Tootsie Roll Industries, Inc.	206	7,608
TreeHouse Foods, Inc.(a)	7,300	394,930
Tyson Foods, Inc., Class A	4,900	395,626
United Natural Foods, Inc.(a)	600	5,382
Universal Corp.	300	18,231
US Foods Holding Corp.(a)	5,410	193,462
USANA Health Sciences, Inc.(a)	300	23,829
Vector Group Ltd.	1,155	11,261
Walgreens Boots Alliance, Inc.	13,800	754,446
Walmart, Inc.	24,100	2,662,809
WD-40 Co.	200	31,808
Weis Markets, Inc.	100	3,641
Total Consumer Staples		43,816,891
ENERGY - 4.2%
Abraxas Petroleum Corp.(a)	1,800	1,854
Anadarko Petroleum Corp.	8,400	592,704
Antero Midstream Corp.	5,000	57,300
Antero Resources Corp.(a)	3,900	21,567
Apache Corp.	6,300	182,511
Apergy Corp.(a)	1,500	50,310
Arch Coal, Inc., Class A	1,500	141,315
Archrock, Inc.	10,600	112,360
Ardmore Shipping Corp.(a)	400	3,260
Baker Hughes a GE Co.	8,000	197,040
Bonanza Creek Energy, Inc.(a)	200	4,176
C&J Energy Services, Inc.(a)	8,200	96,596
Cabot Oil & Gas Corp.	6,900	158,424
Cactus, Inc., Class A(a)	900	29,808
California Resources Corp.(a)	500	9,840
Callon Petroleum Co.(a)	4,100	27,019
Cameco Corp.	195,625	2,099,056
Carrizo Oil & Gas, Inc.(a)	1,900	19,038
Centennial Resource Development, Inc., Class A(a)	2,600	19,734
Cheniere Energy, Inc.(a)	3,800	260,110
Chesapeake Energy Corp.(a)	18,501	36,077
Chevron Corp.	32,400	4,031,856
Cimarex Energy Co.	1,546	91,724
Clean Energy Fuels Corp.(a)	1,600	4,272
CNX Resources Corp.(a)	4,100	29,971
Concho Resources, Inc.	3,268	337,192
ConocoPhillips	19,500	1,189,500
CONSOL Energy, Inc.(a)	1,400	37,254
Continental Resources, Inc.(a)	1,700	71,553
Covia Holdings Corp.(a)	360	706
CVR Energy, Inc.	200	9,998
Delek US Holdings, Inc.	1,400	56,728
Denbury Resources, Inc.(a)	9,100	11,284
Devon Energy Corp.	7,300	208,196
DHT Holdings, Inc.	1,000	5,910
Diamond Offshore Drilling, Inc.(a)	700	6,209
Diamondback Energy, Inc.	2,637	287,354
Dril-Quip, Inc.(a)	900	43,200
EOG Resources, Inc.	10,100	940,916
EQT Corp.	4,600	72,726
Equitrans Midstream Corp.	4,180	82,388
Exterran Corp.(a)	5,600	79,632
Extraction Oil & Gas, Inc.(a)	1,400	6,062
Exxon Mobil Corp.	72,600	5,563,338
Forum Energy Technologies, Inc.(a)	900	3,078
Frank's International N.V.(a)	600	3,276

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

FTS International, Inc.(a)	300	$1,674
GasLog Ltd.	500	7,200
Golar LNG Ltd.	2,000	36,960
Green Plains, Inc.	400	4,312
Gulf Island Fabrication, Inc.(a)	800	5,680
Gulfport Energy Corp.(a)	4,100	20,131
Halliburton Co.	14,700	334,278
Helix Energy Solutions Group, Inc.(a)	1,600	13,808
Helmerich & Payne, Inc.	1,800	91,116
Hess Corp.	4,300	273,351
HighPoint Resources Corp.(a)	1,100	2,002
HollyFrontier Corp.	2,300	106,444
International Seaways, Inc.(a)	300	5,700
Jagged Peak Energy, Inc.(a)	700	5,789
Keane Group, Inc.(a)	600	4,032
Kinder Morgan, Inc.	33,100	691,128
KLX Energy Services Holdings, Inc.(a)	360	7,355
Kosmos Energy Ltd.	447,825	2,807,863
Laredo Petroleum, Inc.(a)	1,900	5,510
Liberty Oilfield Services, Inc., Class A	1,300	21,034
Mammoth Energy Services, Inc.	100	688
Marathon Oil Corp.	13,000	184,730
Marathon Petroleum Corp.	11,379	635,858
Matador Resources Co.(a)	1,800	35,784
Matrix Service Co.(a)	300	6,078
McDermott International, Inc.(a)	3,100	29,946
Murphy Oil Corp.	2,200	54,230
Nabors Industries Ltd.	4,000	11,600
National Oilwell Varco, Inc.	6,700	148,941
Newpark Resources, Inc.(a)	1,000	7,420
Nine Energy Service, Inc.(a)	100	1,733
Noble Corp. PLC(a)	2,800	5,236
Noble Energy, Inc.	7,800	174,720
Nordic American Tankers Ltd.	1,600	3,744
Northern Oil and Gas, Inc.(a)	6,400	12,352
Oasis Petroleum, Inc.(a)	5,000	28,400
Occidental Petroleum Corp.	13,200	663,696
Oceaneering International, Inc.(a)	2,000	40,780
Oil States International, Inc.(a)	1,300	23,790
ONEOK, Inc.	6,900	474,789
Panhandle Oil and Gas, Inc., Class A	200	2,608
Par Pacific Holdings, Inc.(a)	11,600	238,032
Parsley Energy, Inc., Class A(a)	4,400	83,644
Patterson-UTI Energy, Inc.	3,600	41,436
PBF Energy, Inc., Class A	2,400	75,120
PDC Energy, Inc.(a)	5,700	205,542
Peabody Energy Corp.	1,800	43,380
Penn Virginia Corp.(a)	200	6,136
Phillips 66	7,900	738,966
Pioneer Natural Resources Co.	2,800	430,808
ProPetro Holding Corp.(a)	1,700	35,190
QEP Resources, Inc.(a)	5,500	39,765
Range Resources Corp.	3,900	27,222
Renewable Energy Group, Inc.(a)	8,700	137,982
REX American Resources Corp.(a)	100	7,290
Ring Energy, Inc.(a)	600	1,950
RPC, Inc.	700	5,047
SandRidge Energy, Inc.(a)	400	2,768
Schlumberger Ltd.	24,100	957,734
Scorpio Tankers, Inc.	310	9,151
SEACOR Holdings, Inc.(a)	2,900	137,779
SEACOR Marine Holdings, Inc.(a)	200	2,992
Select Energy Services, Inc., Class A(a)	300	3,483
SemGroup Corp., Class A	1,900	22,800
Ship Finance International Ltd.	700	8,757

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

SM Energy Co.	2,100	$26,292
Solaris Oilfield Infrastructure, Inc., Class A	200	2,996
Southwestern Energy Co.(a)	11,100	35,076
SRC Energy, Inc.(a)	2,800	13,888
Superior Energy Services, Inc.(a)	15,600	20,280
Talos Energy, Inc.(a)	200	4,810
Targa Resources Corp.	3,600	141,336
Teekay Corp.	700	2,408
Tellurian, Inc.(a)	700	5,495
TETRA Technologies, Inc.(a)	1,300	2,119
Tidewater, Inc.(a)	700	16,436
Transocean Ltd.(a)	10,090	64,677
Unit Corp.(a)	600	5,334
US Silica Holdings, Inc.	900	11,511
Valero Energy Corp.	7,200	616,392
W&T Offshore, Inc.(a)	1,100	5,456
Whiting Petroleum Corp.(a)	1,300	24,284
Williams Cos., Inc. (The)	20,200	566,408
World Fuel Services Corp.	1,500	53,940
WPX Energy, Inc.(a)	7,200	82,872
Total Energy		29,251,896
FINANCIALS - 15.1%
1st Source Corp.	200	9,280
ACNB Corp.	100	3,957
Affiliated Managers Group, Inc.	900	82,926
Aflac, Inc.	12,700	696,087
AG Mortgage Investment Trust, Inc.	300	4,770
AGNC Investment Corp.	9,800	164,836
Alleghany Corp.(a)	260	177,089
Allegiance Bancshares, Inc.(a)	100	3,334
Allstate Corp. (The)	5,600	569,464
Ally Financial, Inc.	7,400	229,326
Ambac Financial Group, Inc.(a)	500	8,425
American Equity Investment Life Holding Co.	10,550	286,538
American Express Co.	11,900	1,468,936
American Financial Group, Inc.	1,400	143,458
American International Group, Inc.	15,100	804,528
American National Bankshares, Inc.	100	3,875
American National Insurance Co.	100	11,647
Ameriprise Financial, Inc.	2,300	333,868
Ameris Bancorp	1,000	39,190
AMERISAFE, Inc.	200	12,754
Annaly Capital Management, Inc.	26,186	239,078
Anworth Mortgage Asset Corp.	1,100	4,169
Aon PLC	4,100	791,218
Apollo Commercial Real Estate Finance, Inc.	2,300	42,297
Arch Capital Group Ltd.(a)	6,300	233,604
Ares Capital Corp.	114,350	2,051,439
Ares Commercial Real Estate Corp.	300	4,458
Argo Group International Holdings Ltd.	700	51,835
Arlington Asset Investment Corp., Class A	300	2,064
ARMOUR Residential REIT, Inc.	500	9,320
Arrow Financial Corp.	103	3,577
Arthur J Gallagher & Co.	11,300	989,767
Artisan Partners Asset Management, Inc., Class A	500	13,760
Associated Banc-Corp	3,300	69,762
Assurant, Inc.	1,000	106,380
Assured Guaranty Ltd.	1,900	79,952
Athene Holding Ltd., Class A(a)	2,900	124,874
Atlantic Capital Bancshares, Inc.(a)	200	3,424
Atlantic Union Bankshares Corp.	1,550	54,762
AXA Equitable Holdings, Inc.	3,600	75,240
Axis Capital Holdings Ltd.	1,600	95,440
Axos Financial, Inc.(a)	1,300	35,425

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

B. Riley Financial, Inc.	200	$4,172
Banc of California, Inc.	500	6,985
BancFirst Corp.	200	11,132
Banco Latinoamericano de Comercio Exterior S.A., Class E	300	6,249
Bancorp, Inc. (The)(a)	600	5,352
BancorpSouth Bank	2,100	60,984
Bank of America Corp.	147,600	4,280,400
Bank of Hawaii Corp.	800	66,328
Bank of Marin Bancorp	200	8,204
Bank of New York Mellon Corp. (The)	15,100	666,665
Bank of NT Butterfield & Son Ltd. (The)	1,000	33,960
Bank OZK	2,400	72,216
BankFinancial Corp.	200	2,798
BankUnited, Inc.	1,700	57,358
Bankwell Financial Group, Inc.	100	2,870
Banner Corp.	5,300	286,995
Bar Harbor Bankshares	200	5,318
BB&T Corp.	13,100	643,603
Berkshire Hathaway, Inc., Class B(a)	48,720	10,385,642
Berkshire Hills Bancorp, Inc.	500	15,695
BGC Partners, Inc., Class A	3,700	19,351
BlackRock, Inc.	2,040	957,372
Blackstone Mortgage Trust, Inc., Class A	2,200	78,276
BOK Financial Corp.	568	42,873
Boston Private Financial Holdings, Inc.	1,000	12,070
Bridge Bancorp, Inc.	200	5,892
Brighthouse Financial, Inc.(a)	2,000	73,380
BrightSphere Investment Group PLC	900	10,269
Brookline Bancorp, Inc.	900	13,842
Brown & Brown, Inc.	4,300	144,050
Bryn Mawr Bank Corp.	200	7,464
Byline Bancorp, Inc.(a)	200	3,824
Cadence BanCorp	2,508	52,166
Camden National Corp.	200	9,174
Cannae Holdings, Inc.(a)	1,600	46,368
Capital One Financial Corp.	7,900	716,846
Capitol Federal Financial, Inc.	2,900	39,933
Capstead Mortgage Corp.	1,100	9,185
Carolina Financial Corp.	200	7,018
Cathay General Bancorp	1,400	50,274
Cboe Global Markets, Inc.	2,000	207,260
CBTX, Inc.	600	16,884
CenterState Bank Corp.	2,065	47,557
Central Pacific Financial Corp.	300	8,988
Charles Schwab Corp. (The)	118,257	4,752,749
Chemical Financial Corp.	1,200	49,332
Chimera Investment Corp.	3,400	64,158
Chubb Ltd.	10,115	1,489,838
Cincinnati Financial Corp.	2,500	259,175
CIT Group, Inc.	1,800	94,572
Citigroup, Inc.	62,050	4,345,361
Citizens Financial Group, Inc.	7,400	261,664
Citizens, Inc.(a)	500	3,650
City Holding Co.	200	15,252
CME Group, Inc.	6,100	1,184,071
CNA Financial Corp.	300	14,121
CNB Financial Corp.	200	5,648
CNO Financial Group, Inc.	3,000	50,040
Codorus Valley Bancorp, Inc.	105	2,415
Cohen & Steers, Inc.	200	10,288
Colony Credit Real Estate, Inc.	1,200	18,600
Columbia Banking System, Inc.	1,400	50,652
Columbia Financial, Inc.(a)	700	10,570
Comerica, Inc.	2,500	181,600
Commerce Bancshares, Inc.	6,370	380,034
Community Bank System, Inc.	1,000	65,840
Community Trust Bancorp, Inc.	200	8,458
ConnectOne Bancorp, Inc.	300	6,798
Cowen, Inc., Class A(a)	300	5,157

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Credit Acceptance Corp.(a)	200	$96,766
Cullen/Frost Bankers, Inc.	8,418	788,430
Customers Bancorp, Inc.(a)	300	6,300
CVB Financial Corp.	2,300	48,369
Diamond Hill Investment Group, Inc.	100	14,172
Dime Community Bancshares, Inc.	400	7,596
Discover Financial Services	5,500	426,745
Donnelley Financial Solutions, Inc.(a)	400	5,336
Dynex Capital, Inc.	200	3,350
E*TRADE Financial Corp.	3,800	169,480
Eagle Bancorp, Inc.	800	43,304
East West Bancorp, Inc.	2,700	126,279
Eaton Vance Corp.	2,200	94,886
eHealth, Inc.(a)	200	17,220
Employers Holdings, Inc.	3,700	156,399
Encore Capital Group, Inc.(a)	300	10,161
Enova International, Inc.(a)	3,800	87,590
Enstar Group Ltd.(a)	200	34,856
Enterprise Bancorp, Inc.	100	3,171
Enterprise Financial Services Corp.	300	12,480
Equity Bancshares, Inc., Class A(a)	100	2,666
Erie Indemnity Co., Class A	500	127,140
Essent Group Ltd.(a)	1,600	75,184
Evans Bancorp, Inc.	100	3,773
Evercore, Inc., Class A	700	61,999
Everest Re Group Ltd.	5,556	1,373,332
Exantas Capital Corp.	300	3,393
EZCORP, Inc., Class A(a)	600	5,682
FactSet Research Systems, Inc.	600	171,936
Farmers & Merchants Bancorp, Inc.	100	2,912
Farmers National Banc Corp.	300	4,449
FB Financial Corp.	100	3,660
FBL Financial Group, Inc., Class A	100	6,380
Federal Agricultural Mortgage Corp., Class C	100	7,266
Federated Investors, Inc., Class B	1,900	61,750
FGL Holdings	2,000	16,800
Fidelity National Financial, Inc.	4,000	161,200
Fidelity Southern Corp.	300	9,291
Fifth Third Bancorp	12,810	357,399
Financial Institutions, Inc.	200	5,830
First American Financial Corp.	2,100	112,770
First BanCorp	33,900	374,256
First Bancorp	300	10,926
First Bancshares, Inc. (The)	100	3,034
First Busey Corp.	500	13,205
First Citizens BancShares, Inc., Class A	160	72,043
First Commonwealth Financial Corp.	1,100	14,817
First Community Bancshares, Inc.	200	6,752
First Defiance Financial Corp.	200	5,714
First Financial Bancorp	1,800	43,596
First Financial Bankshares, Inc.	2,200	67,738
First Financial Corp.	100	4,016
First Foundation, Inc.	300	4,032
First Hawaiian, Inc.	2,600	67,262
First Horizon National Corp.	6,200	92,566
First Internet Bancorp	100	2,154
First Interstate BancSystem, Inc., Class A	800	31,688
First Merchants Corp.	900	34,110
First Mid-Illinois Bancshares, Inc.	100	3,492
First Midwest Bancorp, Inc.	4,200	85,974
First of Long Island Corp. (The)	300	6,024
First Republic Bank	2,600	253,890
FirstCash, Inc.	700	70,014
Flagstar Bancorp, Inc.	800	26,512
Flushing Financial Corp.	300	6,660
FNB Corp.	5,400	63,558
Focus Financial Partners, Inc., Class A(a)	600	16,386

See Notes to Schedule of Investments.

12

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Franklin Financial Network, Inc.	100	$2,786
Franklin Resources, Inc.	4,600	160,080
Fulton Financial Corp.	3,300	54,021
GAIN Capital Holdings, Inc.	400	1,652
Genworth Financial, Inc., Class A(a)	11,000	40,810
German American Bancorp, Inc.	200	6,024
Glacier Bancorp, Inc.	1,700	68,935
Global Indemnity Ltd.	100	3,096
Goldman Sachs Group, Inc. (The)	5,700	1,166,220
Granite Point Mortgage Trust, Inc.	500	9,595
Great Southern Bancorp, Inc.	100	5,985
Great Western Bancorp, Inc.	1,300	46,436
Green Dot Corp., Class A(a)	4,600	224,940
Greenhill & Co., Inc.	300	4,077
Greenlight Capital Re Ltd., Class A(a)	300	2,547
Guaranty Bancshares, Inc.	100	3,115
Hamilton Lane, Inc., Class A	200	11,412
Hancock Whitney Corp.	1,500	60,090
Hanmi Financial Corp.	400	8,908
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	16,908
Hanover Insurance Group, Inc. (The)	700	89,810
HarborOne Bancorp, Inc.(a)	200	3,746
Hartford Financial Services Group, Inc. (The)	6,400	356,608
HCI Group, Inc.	100	4,047
Health Insurance Innovations, Inc., Class A(a)	100	2,592
Heartland Financial USA, Inc.	700	31,311
Heritage Commerce Corp.	400	4,900
Heritage Financial Corp.	900	26,586
Heritage Insurance Holdings, Inc.	200	3,082
Hilltop Holdings, Inc.	800	17,016
Home Bancorp, Inc.	100	3,848
Home BancShares, Inc.	3,000	57,780
HomeStreet, Inc.(a)	3,300	97,812
HomeTrust Bancshares, Inc.	200	5,028
Hope Bancorp, Inc.	2,800	38,584
Horace Mann Educators Corp.	500	20,145
Horizon Bancorp, Inc.	450	7,353
Houlihan Lokey, Inc.	800	35,624
Huntington Bancshares, Inc.	18,900	261,198
IBERIABANK Corp.	900	68,265
Independence Holding Co.	100	3,872
Independent Bank Corp.	669	50,944
Independent Bank Corp.	200	4,358
Independent Bank Group, Inc.	735	40,396
Interactive Brokers Group, Inc., Class A	1,500	81,300
Intercontinental Exchange, Inc.	9,700	833,618
International Bancshares Corp.	1,100	41,481
INTL. FCStone, Inc.(a)	200	7,918
Invesco Ltd.	6,000	122,760
Invesco Mortgage Capital, Inc.	2,500	40,300
Investors Bancorp, Inc.	4,900	54,635
James River Group Holdings Ltd.	300	14,070
Janus Henderson Group PLC	3,400	72,760
Jefferies Financial Group, Inc.	3,900	74,997
JPMorgan Chase & Co.	55,300	6,182,540
Kearny Financial Corp.	1,200	15,948
Kemper Corp.	923	79,646
KeyCorp	16,700	296,425
Kinsale Capital Group, Inc.	500	45,740
KKR Real Estate Finance Trust, Inc.	200	3,984
Ladder Capital Corp.	2,107	34,997
Ladenburg Thalmann Financial Services, Inc.	1,200	4,116
Lakeland Bancorp, Inc.	500	8,075
Lakeland Financial Corp.	300	14,049
Lazard Ltd., Class A	1,900	65,341
LegacyTexas Financial Group, Inc.	1,100	44,781
Legg Mason, Inc.	1,800	68,904
LendingClub Corp.(a)	3,700	12,136

See Notes to Schedule of Investments.

13

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

LendingTree, Inc.(a)	100	$42,003
Lincoln National Corp.	3,800	244,910
Live Oak Bancshares, Inc.	300	5,145
Loews Corp.	5,000	273,350
LPL Financial Holdings, Inc.	1,600	130,512
M&T Bank Corp.	2,300	391,161
Macatawa Bank Corp.	300	3,078
Markel Corp.(a)	550	599,280
MarketAxess Holdings, Inc.	600	192,852
Marsh & McLennan Cos., Inc.	8,700	867,825
MBIA, Inc.(a)	1,000	9,310
Mercantile Bank Corp.	200	6,516
Mercury General Corp.	600	37,500
Meridian Bancorp, Inc.	500	8,945
Meta Financial Group, Inc.	300	8,415
MetLife, Inc.	63,849	3,171,380
MFA Financial, Inc.	7,000	50,260
MGIC Investment Corp.(a)	6,300	82,782
Midland States Bancorp, Inc.	200	5,344
MidWestOne Financial Group, Inc.	100	2,796
Moelis & Co., Class A	900	31,455
Moody's Corp.	6,725	1,313,460
Morgan Stanley	20,900	915,629
Morningstar, Inc.	1,450	209,728
Mr. Cooper Group, Inc.(a)	2,102	16,837
MSCI, Inc.	1,400	334,306
MutualFirst Financial, Inc.	100	3,404
Nasdaq, Inc.	1,900	182,723
National Bank Holdings Corp., Class A	6,400	232,320
National Bankshares, Inc.	100	3,893
National General Holdings Corp.	1,400	32,116
National Western Life Group, Inc., Class A	100	25,700
Navient Corp.	5,000	68,250
NBT Bancorp, Inc.	5,270	197,678
Nelnet, Inc., Class A	200	11,844
New Residential Investment Corp.	86,575	1,332,389
New York Community Bancorp, Inc.	9,000	89,820
New York Mortgage Trust, Inc.	1,300	8,060
Nicolet Bankshares, Inc.(a)	100	6,206
NMI Holdings, Inc., Class A(a)	12,000	340,680
Northern Trust Corp.	32,562	2,930,580
Northfield Bancorp, Inc.	500	7,805
Northrim BanCorp, Inc.	100	3,566
Northwest Bancshares, Inc.	2,100	36,981
Norwood Financial Corp.	100	3,481
OceanFirst Financial Corp.	500	12,425
Ocwen Financial Corp.(a)	1,200	2,484
OFG Bancorp	500	11,885
Old Line Bancshares, Inc.	100	2,661
Old National Bancorp	3,100	51,429
Old Republic International Corp.	4,800	107,424
Old Second Bancorp, Inc.	300	3,831
On Deck Capital, Inc.(a)	600	2,490
OneMain Holdings, Inc.	1,400	47,334
Opus Bank	5,600	118,216
Orchid Island Capital, Inc.	600	3,816
Origin Bancorp, Inc.	600	19,800
Oritani Financial Corp.	500	8,870
Pacific Premier Bancorp, Inc.	1,000	30,880
PacWest Bancorp	2,400	93,192
Park National Corp.	200	19,878
PCSB Financial Corp.	200	4,050
Peapack Gladstone Financial Corp.	200	5,624
Penns Woods Bancorp, Inc.	100	4,525
PennyMac Financial Services, Inc.	200	4,436
PennyMac Mortgage Investment Trust	700	15,281
People's United Financial, Inc.	7,145	119,893

See Notes to Schedule of Investments.

14

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

People's Utah Bancorp	200	$5,880
Peoples Bancorp of North Carolina, Inc.	100	3,005
Peoples Bancorp, Inc.	200	6,452
Peoples Financial Services Corp.	100	4,499
Pinnacle Financial Partners, Inc.	1,400	80,472
Piper Jaffray Cos.	1,790	132,943
PJT Partners, Inc., Class A	200	8,104
PNC Financial Services Group, Inc. (The)	7,800	1,070,784
Popular, Inc.	1,700	92,208
PRA Group, Inc.(a)	500	14,070
Preferred Bank	2,000	94,500
Primerica, Inc.	600	71,970
Principal Financial Group, Inc.	4,500	260,640
ProAssurance Corp.	1,000	36,110
Progressive Corp. (The)	9,900	791,307
Prosperity Bancshares, Inc.	6,150	406,208
Provident Financial Services, Inc.	1,400	33,950
Prudential Financial, Inc.	7,000	707,000
QCR Holdings, Inc.	100	3,487
Radian Group, Inc.	4,100	93,685
Raymond James Financial, Inc.	2,000	169,100
Ready Capital Corp.	200	2,980
Redwood Trust, Inc.	900	14,877
Regional Management Corp.(a)	100	2,637
Regions Financial Corp.	16,200	242,028
Reinsurance Group of America, Inc.	20,676	3,226,076
RenaissanceRe Holdings Ltd.	700	124,607
Renasant Corp.	1,000	35,940
Republic Bancorp, Inc., Class A	100	4,975
Republic First Bancorp, Inc.(a)	600	2,946
RLI Corp.	800	68,568
S&P Global, Inc.	4,200	956,718
S&T Bancorp, Inc.	400	14,992
Safety Insurance Group, Inc.	200	19,026
Sandy Spring Bancorp, Inc.	400	13,952
Santander Consumer USA Holdings, Inc.	1,700	40,732
Seacoast Banking Corp. of Florida(a)	500	12,720
SEI Investments Co.	1,900	106,590
Selective Insurance Group, Inc.	6,300	471,807
ServisFirst Bancshares, Inc.	1,000	34,260
Sierra Bancorp	200	5,424
Signature Bank	800	96,672
Simmons First National Corp., Class A	1,300	30,238
SLM Corp.	5,800	56,376
South State Corp.	700	51,569
Southern First Bancshares, Inc.(a)	100	3,916
Southern Missouri Bancorp, Inc.	100	3,483
Southern National Bancorp of Virginia, Inc.	200	3,062
Southside Bancshares, Inc.	300	9,714
Starwood Property Trust, Inc.	4,800	109,056
State Auto Financial Corp.	200	7,000
State Street Corp.	6,300	353,178
Sterling Bancorp	4,300	91,504
Stewart Information Services Corp.	200	8,098
Stifel Financial Corp.	1,400	82,684
Stock Yards Bancorp, Inc.	200	7,230
SunTrust Banks, Inc.	7,600	477,660
SVB Financial Group(a)	2,280	512,065
Synchrony Financial	12,100	419,507
Synovus Financial Corp.	3,133	109,655
T Rowe Price Group, Inc.	3,900	427,869
TCF Financial Corp.	2,700	56,133
TD Ameritrade Holding Corp.	4,400	219,648
Territorial Bancorp, Inc.	100	3,090
Texas Capital Bancshares, Inc.(a)	900	55,233
TFS Financial Corp.	600	10,842
Third Point Reinsurance Ltd.(a)	1,100	11,352
Timberland Bancorp, Inc.	100	2,988
Tompkins Financial Corp.	200	16,320

See Notes to Schedule of Investments.

15

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Torchmark Corp.	1,800	$161,028
Towne Bank	1,600	43,648
TPG RE Finance Trust, Inc.	200	3,858
Travelers Cos., Inc. (The)	15,425	2,306,346
TriCo Bancshares	298	11,264
TriState Capital Holdings, Inc.(a)	300	6,402
Triumph Bancorp, Inc.(a)	200	5,810
Trupanion, Inc.(a)	300	10,839
TrustCo Bank Corp.	1,100	8,712
Trustmark Corp.	1,500	49,875
Two Harbors Investment Corp.	4,242	53,746
UMB Financial Corp.	20,434	1,344,966
Umpqua Holdings Corp.	4,400	72,996
United Bankshares, Inc.	1,700	63,053
United Community Banks, Inc.	9,600	274,176
United Community Financial Corp.	600	5,742
United Financial Bancorp, Inc.	600	8,508
United Fire Group, Inc.	200	9,692
United Insurance Holdings Corp.	200	2,852
Universal Insurance Holdings, Inc.	5,600	156,240
Univest Financial Corp.	300	7,878
Unum Group	73,372	2,461,631
US Bancorp	31,129	1,631,160
Valley National Bancorp	136,035	1,466,457
Veritex Holdings, Inc.	1,237	32,100
Virtu Financial, Inc., Class A	83,150	1,811,007
Virtus Investment Partners, Inc.	100	10,740
Voya Financial, Inc.	2,830	156,499
Waddell & Reed Financial, Inc., Class A	900	15,003
Walker & Dunlop, Inc.	600	31,926
Washington Federal, Inc.	1,800	62,874
Washington Trust Bancorp, Inc.	200	10,436
Waterstone Financial, Inc.	300	5,118
Webster Financial Corp.	1,200	57,324
Wells Fargo & Co.	69,500	3,288,740
WesBanco, Inc.	1,105	42,598
West Bancorp, Inc.	200	4,244
Westamerica Bancorp	600	36,966
Western Alliance Bancorp(a)	1,900	84,968
Western Asset Mortgage Capital Corp.	500	4,990
Western New England Bancorp, Inc.	300	2,802
Westwood Holdings Group, Inc.	100	3,520
White Mountains Insurance Group Ltd.	60	61,288
Willis Towers Watson PLC	2,200	421,388
Wintrust Financial Corp.	1,100	80,476
WisdomTree Investments, Inc.	1,300	8,021
World Acceptance Corp.(a)	780	128,006
WR Berkley Corp.	2,250	148,343
WSFS Financial Corp.	941	38,863
Zions Bancorp NA	2,800	128,744
Total Financials		104,861,535
HEALTH CARE - 14.0%
Abbott Laboratories	29,600	2,489,360
AbbVie, Inc.	61,875	4,499,550
Abeona Therapeutics, Inc.(a)	300	1,434
ABIOMED, Inc.(a)	770	200,577
Acadia Healthcare Co., Inc.(a)	1,500	52,425
ACADIA Pharmaceuticals, Inc.(a)	2,300	61,479
Accelerate Diagnostics, Inc.(a)	300	6,864
Acceleron Pharma, Inc.(a)	800	32,864
Accuray, Inc.(a)	1,000	3,870
Achillion Pharmaceuticals, Inc.(a)	1,600	4,288
Aclaris Therapeutics, Inc.(a)	300	657
Acorda Therapeutics, Inc.(a)	11,400	87,438

See Notes to Schedule of Investments.

16

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Adamas Pharmaceuticals, Inc.(a)	200	$1,240
Addus HomeCare Corp.(a)	100	7,495
Aduro Biotech, Inc.(a)	500	770
Aerie Pharmaceuticals, Inc.(a)	900	26,595
Agenus, Inc.(a)	900	2,700
Agilent Technologies, Inc.	5,400	403,218
Agios Pharmaceuticals, Inc.(a)	900	44,892
Aimmune Therapeutics, Inc.(a)	400	8,328
Akcea Therapeutics, Inc.(a)	200	4,690
Akebia Therapeutics, Inc.(a)	874	4,230
Akorn, Inc.(a)	1,000	5,150
Alder Biopharmaceuticals, Inc.(a)	700	8,239
Alexion Pharmaceuticals, Inc.(a)	3,600	471,528
Align Technology, Inc.(a)	1,300	355,810
Alkermes PLC(a)	3,000	67,620
Allergan PLC	5,800	971,094
Allogene Therapeutics, Inc.(a)	600	16,110
Allscripts Healthcare Solutions, Inc.(a)	3,700	43,031
Alnylam Pharmaceuticals, Inc.(a)	1,700	123,352
AMAG Pharmaceuticals, Inc.(a)	7,100	70,929
Amedisys, Inc.(a)	500	60,705
AmerisourceBergen Corp.	2,400	204,624
Amgen, Inc.	10,700	1,971,796
Amicus Therapeutics, Inc.(a)	3,300	41,184
AMN Healthcare Services, Inc.(a)	900	48,825
Amneal Pharmaceuticals, Inc.(a)	1,900	13,623
Amphastar Pharmaceuticals, Inc.(a)	3,300	69,663
AnaptysBio, Inc.(a)	500	28,210
AngioDynamics, Inc.(a)	400	7,876
ANI Pharmaceuticals, Inc.(a)	100	8,220
Anika Therapeutics, Inc.(a)	200	8,124
Antares Pharma, Inc.(a)	1,600	5,264
Anthem, Inc.	4,480	1,264,301
Apellis Pharmaceuticals, Inc.(a)	500	12,670
Applied Genetic Technologies Corp.(a)	4,300	16,297
Arena Pharmaceuticals, Inc.(a)	1,100	64,493
Array BioPharma, Inc.(a)	3,700	171,421
Arrowhead Pharmaceuticals, Inc.(a)	1,200	31,800
Assembly Biosciences, Inc.(a)	200	2,698
Assertio Therapeutics, Inc.(a)	13,800	47,610
Atara Biotherapeutics, Inc.(a)	900	18,099
Athenex, Inc.(a)	600	11,880
AtriCure, Inc.(a)	400	11,936
Atrion Corp.	30	25,582
Audentes Therapeutics, Inc.(a)	700	26,502
Avanos Medical, Inc.(a)	900	39,249
Axogen, Inc.(a)	300	5,940
Baxter International, Inc.	12,599	1,031,858
Becton Dickinson and Co.	7,050	1,776,670
Bio-Rad Laboratories, Inc., Class A(a)	400	125,036
Bio-Techne Corp.	3,300	688,017
BioCryst Pharmaceuticals, Inc.(a)	1,100	4,169
Biogen, Inc.(a)	3,370	788,142
Biohaven Pharmaceutical Holding Co., Ltd.(a)	400	17,516
BioMarin Pharmaceutical, Inc.(a)	2,900	248,385
BioScrip, Inc.(a)	1,300	3,380
BioSpecifics Technologies Corp.(a)	100	5,971
BioTelemetry, Inc.(a)	700	33,705
Bluebird Bio, Inc.(a)	1,000	127,200
Blueprint Medicines Corp.(a)	900	84,897
Boston Scientific Corp.(a)	23,700	1,018,626
Bristol-Myers Squibb Co.	28,000	1,269,800
Brookdale Senior Living, Inc.(a)	2,100	15,141

See Notes to Schedule of Investments.

17

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Bruker Corp.	1,800	$89,910
Cambrex Corp.(a)	400	18,724
Cantel Medical Corp.	5,205	419,731
Cara Therapeutics, Inc.(a)	300	6,450
Cardinal Health, Inc.	5,300	249,630
Cardiovascular Systems, Inc.(a)	4,060	174,296
CareDx, Inc.(a)	1,100	39,589
Catalent, Inc.(a)	11,100	601,731
Catalyst Pharmaceuticals, Inc.(a)	1,000	3,840
Celgene Corp.(a)	12,000	1,109,280
Centene Corp.(a)	6,800	356,592
Cerner Corp.	10,288	754,110
Cerus Corp.(a)	1,500	8,430
Charles River Laboratories International, Inc.(a)	900	127,710
Chemed Corp.	300	108,252
ChemoCentryx, Inc.(a)	300	2,790
Chimerix, Inc.(a)	2,200	9,504
Cigna Corp.	6,439	1,014,464
Clovis Oncology, Inc.(a)	1,300	19,331
Codexis, Inc.(a)	500	9,215
Coherus Biosciences, Inc.(a)	500	11,050
Collegium Pharmaceutical, Inc.(a)	300	3,945
Community Health Systems, Inc.(a)	1,100	2,937
Computer Programs & Systems, Inc.	3,400	94,486
Concert Pharmaceuticals, Inc.(a)	200	2,400
CONMED Corp.	600	51,342
Cooper Cos., Inc. (The)	2,300	774,847
Corbus Pharmaceuticals Holdings, Inc.(a)	600	4,158
Corcept Therapeutics, Inc.(a)	1,000	11,150
CorVel Corp.(a)	100	8,701
Covetrus, Inc.(a)	1,225	29,964
Cross Country Healthcare, Inc.(a)	8,400	78,792
CryoLife, Inc.(a)	400	11,972
Cutera, Inc.(a)	2,000	41,560
CVS Health Corp.	21,989	1,198,181
Cyclerion Therapeutics, Inc.(a)	260	2,977
Cymabay Therapeutics, Inc.(a)	800	5,728
Cytokinetics, Inc.(a)	500	5,625
CytomX Therapeutics, Inc.(a)	300	3,366
Danaher Corp.	11,000	1,572,120
DaVita, Inc.(a)	1,900	106,894
Denali Therapeutics, Inc.(a)	1,300	26,988
DENTSPLY SIRONA, Inc.	60,351	3,522,084
Dermira, Inc.(a)	400	3,824
DexCom, Inc.(a)	1,600	239,744
Dicerna Pharmaceuticals, Inc.(a)	1,500	23,625
Diplomat Pharmacy, Inc.(a)	600	3,654
Dynavax Technologies Corp.(a)	700	2,793
Eagle Pharmaceuticals, Inc.(a)	500	27,840
Editas Medicine, Inc.(a)	1,300	32,162
Edwards Lifesciences Corp.(a)	6,500	1,200,810
Elanco Animal Health, Inc.(a)	6,660	225,108
Eli Lilly & Co.	15,033	1,665,506
Emergent BioSolutions, Inc.(a)	900	43,479
Enanta Pharmaceuticals, Inc.(a)	2,020	170,448
Encompass Health Corp.	1,900	120,384
Endo International PLC(a)	4,200	17,304
Ensign Group, Inc. (The)	4,900	278,908
Enzo Biochem, Inc.(a)	500	1,685
Epizyme, Inc.(a)	600	7,530
Esperion Therapeutics, Inc.(a)	200	9,304
Evolent Health, Inc., Class A(a)	700	5,565

See Notes to Schedule of Investments.

18

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Exact Sciences Corp.(a)	2,200	$259,688
Exelixis, Inc.(a)	5,500	117,535
Fate Therapeutics, Inc.(a)	600	12,180
FibroGen, Inc.(a)	1,600	72,288
Five Prime Therapeutics, Inc.(a)	400	2,412
Flexion Therapeutics, Inc.(a)	400	4,920
G1 Therapeutics, Inc.(a)	200	6,132
GenMark Diagnostics, Inc.(a)	600	3,894
Genomic Health, Inc.(a)	500	29,085
Geron Corp.(a)	1,700	2,397
Gilead Sciences, Inc.	21,800	1,472,808
Glaukos Corp.(a)	700	52,780
Global Blood Therapeutics, Inc.(a)	1,000	52,600
Globus Medical, Inc., Class A(a)	31,094	1,315,276
Guardant Health, Inc.(a)	700	60,431
Haemonetics Corp.(a)	1,000	120,340
Halozyme Therapeutics, Inc.(a)	2,800	48,104
HCA Healthcare, Inc.	4,600	621,782
HealthEquity, Inc.(a)	900	58,860
HealthStream, Inc.(a)	4,100	106,026
Henry Schein, Inc.(a)	2,800	195,720
Heron Therapeutics, Inc.(a)	1,200	22,308
Heska Corp.(a)	100	8,517
Hill-Rom Holdings, Inc.	1,000	104,620
HMS Holdings Corp.(a)	1,800	58,302
Hologic, Inc.(a)	4,300	206,486
Horizon Therapeutics PLC(a)	3,100	74,586
Humana, Inc.	2,330	618,149
ICU Medical, Inc.(a)	2,985	751,951
IDEXX Laboratories, Inc.(a)	1,400	385,462
Illumina, Inc.(a)	2,480	913,012
ImmunoGen, Inc.(a)	3,600	7,812
Immunomedics, Inc.(a)	3,000	41,610
Incyte Corp.(a)	2,900	246,384
Infinity Pharmaceuticals, Inc.(a)	700	1,260
Innoviva, Inc.(a)	900	13,104
Inogen, Inc.(a)	300	20,028
Inovalon Holdings, Inc., Class A(a)	700	10,157
Inovio Pharmaceuticals, Inc.(a)	900	2,646
Insmed, Inc.(a)	1,700	43,520
Inspire Medical Systems, Inc.(a)	500	30,325
Insulet Corp.(a)	1,100	131,318
Integer Holdings Corp.(a)	700	58,744
Integra LifeSciences Holdings Corp.(a)	12,950	723,258
Intellia Therapeutics, Inc.(a)	200	3,274
Intercept Pharmaceuticals, Inc.(a)	400	31,828
Intersect ENT, Inc.(a)	300	6,828
Intra-Cellular Therapies, Inc.(a)	1,800	23,364
Intrexon Corp.(a)	700	5,362
Intuitive Surgical, Inc.(a)	1,910	1,001,891
Invacare Corp.	400	2,076
Invitae Corp.(a)	1,600	37,600
Ionis Pharmaceuticals, Inc.(a)	1,900	122,113
Iovance Biotherapeutics, Inc.(a)	2,600	63,752
IQVIA Holdings, Inc.(a)	2,900	466,610
iRhythm Technologies, Inc.(a)	500	39,540
Ironwood Pharmaceuticals, Inc.(a)	2,600	28,444
IVERIC bio, Inc.(a)	6,101	7,931
Jazz Pharmaceuticals PLC(a)	1,100	156,816
Johnson & Johnson	61,372	8,547,892
Jounce Therapeutics, Inc.(a)	200	990
Kala Pharmaceuticals, Inc.(a)	200	1,276

See Notes to Schedule of Investments.

19

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Karyopharm Therapeutics, Inc.(a)	400	$2,396
Kindred Biosciences, Inc.(a)	300	2,499
Kura Oncology, Inc.(a)	200	3,938
La Jolla Pharmaceutical Co.(a)	200	1,850
Laboratory Corp. of America Holdings(a)	4,350	752,115
Lannett Co., Inc.(a)	3,600	21,816
Lantheus Holdings, Inc.(a)	300	8,490
LeMaitre Vascular, Inc.	200	5,596
Lexicon Pharmaceuticals, Inc.(a)	500	3,145
LHC Group, Inc.(a)	600	71,748
Ligand Pharmaceuticals, Inc.(a)	200	22,830
LivaNova PLC(a)	900	64,764
Luminex Corp.	7,700	158,928
MacroGenics, Inc.(a)	400	6,788
Madrigal Pharmaceuticals, Inc.(a)	100	10,481
Magellan Health, Inc.(a)	3,770	279,847
Mallinckrodt PLC(a)	1,100	10,098
Masimo Corp.(a)	2,700	401,814
McKesson Corp.	3,200	430,048
Medicines Co. (The)(a)	1,500	54,705
MediciNova, Inc.(a)	400	3,852
Medidata Solutions, Inc.(a)	4,650	420,872
MEDNAX, Inc.(a)	1,600	40,368
Medpace Holdings, Inc.(a)	600	39,252
Medtronic PLC	26,351	2,566,324
MEI Pharma, Inc.(a)	7,300	18,250
Menlo Therapeutics, Inc.(a)	5,100	30,549
Merck & Co., Inc.	44,700	3,748,095
Meridian Bioscience, Inc.	500	5,940
Merit Medical Systems, Inc.(a)	1,000	59,560
Mettler-Toledo International, Inc.(a)	430	361,200
Mirati Therapeutics, Inc.(a)	300	30,900
Molina Healthcare, Inc.(a)	1,260	180,356
Momenta Pharmaceuticals, Inc.(a)	900	11,205
Mylan N.V.(a)	8,000	152,320
MyoKardia, Inc.(a)	400	20,056
Myriad Genetics, Inc.(a)	1,200	33,336
NanoString Technologies, Inc.(a)	800	24,280
Natera, Inc.(a)	400	11,032
National HealthCare Corp.	100	8,115
National Research Corp.	100	5,759
Natus Medical, Inc.(a)	300	7,707
Nektar Therapeutics(a)	3,000	106,740
Neogen Corp.(a)	800	49,688
NeoGenomics, Inc.(a)	600	13,164
Neurocrine Biosciences, Inc.(a)	1,700	143,531
Nevro Corp.(a)	700	45,381
NextGen Healthcare, Inc.(a)	600	11,940
Novavax, Inc.(a)	180	1,055
Novocure Ltd.(a)	1,300	82,199
NuVasive, Inc.(a)	2,970	173,864
Omeros Corp.(a)	500	7,845
Omnicell, Inc.(a)	800	68,824
OPKO Health, Inc.(a)	3,800	9,272
OraSure Technologies, Inc.(a)	600	5,568
Orthofix Medical, Inc.(a)	3,800	200,944
Owens & Minor, Inc.	700	2,240
Pacific Biosciences of California, Inc.(a)	1,300	7,865
Pacira Pharmaceuticals, Inc.(a)	500	21,745
Paratek Pharmaceuticals, Inc.(a)	300	1,197
Patterson Cos., Inc.	1,700	38,930

See Notes to Schedule of Investments.

20

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

PDL BioPharma, Inc.(a)	1,700	$5,338
Penumbra, Inc.(a)	600	96,000
PerkinElmer, Inc.	1,700	163,778
Perrigo Co. PLC	1,800	85,716
Pfizer, Inc.	95,400	4,132,728
Phibro Animal Health Corp., Class A	200	6,354
Portola Pharmaceuticals, Inc.(a)	1,400	37,982
PRA Health Sciences, Inc.(a)	1,100	109,065
Premier, Inc., Class A(a)	1,100	43,021
Prestige Consumer Healthcare, Inc.(a)	600	19,008
Progenics Pharmaceuticals, Inc.(a)	800	4,936
Prothena Corp. PLC(a)	400	4,228
Providence Service Corp. (The)(a)	1,750	100,345
PTC Therapeutics, Inc.(a)	1,100	49,500
Puma Biotechnology, Inc.(a)	300	3,813
QIAGEN N.V.(a)	3,300	133,815
Quest Diagnostics, Inc.	2,500	254,525
Quidel Corp.(a)	500	29,660
R1 RCM, Inc.(a)	1,100	13,838
Radius Health, Inc.(a)	400	9,744
RadNet, Inc.(a)	400	5,516
Reata Pharmaceuticals, Inc., Class A(a)	400	37,740
Regeneron Pharmaceuticals, Inc.(a)	1,330	416,290
REGENXBIO, Inc.(a)	700	35,959
Repligen Corp.(a)	800	68,760
ResMed, Inc.	2,500	305,075
Retrophin, Inc.(a)	1,200	24,108
Revance Therapeutics, Inc.(a)	300	3,891
Rigel Pharmaceuticals, Inc.(a)	1,700	4,437
Sage Therapeutics, Inc.(a)	900	164,781
Sangamo Therapeutics, Inc.(a)	1,000	10,770
Sarepta Therapeutics, Inc.(a)	1,000	151,950
Seattle Genetics, Inc.(a)	1,600	110,736
Select Medical Holdings Corp.(a)	2,400	38,088
Sientra, Inc.(a)	200	1,232
Smith & Nephew PLC, ADR	30,295	1,319,044
Spark Therapeutics, Inc.(a)	700	71,666
Spectrum Pharmaceuticals, Inc.(a)	2,000	17,220
STAAR Surgical Co.(a)	1,000	29,380
Stemline Therapeutics, Inc.(a)	300	4,596
STERIS PLC	1,300	193,544
Stryker Corp.	7,535	1,549,045
Supernus Pharmaceuticals, Inc.(a)	1,100	36,399
Surgery Partners, Inc.(a)	200	1,628
Surmodics, Inc.(a)	1,800	77,706
Syneos Health, Inc.(a)	1,100	56,199
Tabula Rasa HealthCare, Inc.(a)	400	19,972
Tactile Systems Technology, Inc.(a)	500	28,460
Tandem Diabetes Care, Inc.(a)	1,100	70,972
Teladoc, Inc.(a)	1,300	86,333
Teleflex, Inc.	780	258,297
Tenet Healthcare Corp.(a)	1,600	33,056
TG Therapeutics, Inc.(a)	600	5,190
TherapeuticsMD, Inc.(a)	1,900	4,940
Theravance Biopharma, Inc.(a)	500	8,165
Thermo Fisher Scientific, Inc.	14,840	4,358,211
Tivity Health, Inc.(a)	464	7,628
TransEnterix, Inc.(a)	4,900	6,664
Triple-S Management Corp., Class B(a)	300	7,155
Ultragenyx Pharmaceutical, Inc.(a)	700	44,450
United Therapeutics Corp.(a)	600	46,836
UnitedHealth Group, Inc.	26,360	6,432,104
Universal Health Services, Inc., Class B	9,161	1,194,503

See Notes to Schedule of Investments.

21

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

US Physical Therapy, Inc.	300	$36,771
Vanda Pharmaceuticals, Inc.(a)	500	7,045
Varex Imaging Corp.(a)	7,740	237,231
Varian Medical Systems, Inc.(a)	1,700	231,421
Veeva Systems, Inc., Class A(a)	5,450	883,500
Veracyte, Inc.(a)	1,100	31,361
Vericel Corp.(a)	1,400	26,446
Vertex Pharmaceuticals, Inc.(a)	4,300	788,534
Viking Therapeutics, Inc.(a)	1,500	12,450
Vocera Communications, Inc.(a)	300	9,576
Voyager Therapeutics, Inc.(a)	200	5,444
Waters Corp.(a)	4,400	947,056
WaVe Life Sciences Ltd.(a)	100	2,609
WellCare Health Plans, Inc.(a)	800	228,056
West Pharmaceutical Services, Inc.	3,200	400,480
Wright Medical Group N.V.(a)	2,100	62,622
Xencor, Inc.(a)	900	36,837
Zimmer Biomet Holdings, Inc.	3,400	400,316
ZIOPHARM Oncology, Inc.(a)	1,500	8,745
Zoetis, Inc.	8,300	941,967
Zogenix, Inc.(a)	900	43,002
Total Health Care		97,024,630
INDUSTRIALS - 11.8%
3M Co.	26,872	4,657,992
AAON, Inc.	400	20,072
AAR Corp.	400	14,716
ABB Ltd., ADR	51,060	1,022,732
ABM Industries, Inc.	1,400	56,000
ACCO Brands Corp.	1,200	9,444
Actuant Corp., Class A	700	17,367
Acuity Brands, Inc.	700	96,537
ADT, Inc.	1,200	7,344
Advanced Disposal Services, Inc.(a)	1,600	51,056
Advanced Drainage Systems, Inc.	400	13,116
AECOM(a)	3,100	117,335
Aegion Corp.(a)	400	7,360
Aerojet Rocketdyne Holdings, Inc.(a)	1,500	67,155
Aerovironment, Inc.(a)	500	28,385
AGCO Corp.	3,200	248,224
Air Lease Corp.	1,600	66,144
Air Transport Services Group, Inc.(a)	700	17,080
Aircastle Ltd.	500	10,630
Alamo Group, Inc.	100	9,993
Alaska Air Group, Inc.	2,300	146,993
Albany International Corp., Class A	600	49,746
Allegiant Travel Co.	1,570	225,295
Allegion PLC	1,800	198,990
Allied Motion Technologies, Inc.	100	3,790
Allison Transmission Holdings, Inc.	2,200	101,970
Altra Industrial Motion Corp.	1,145	41,083
AMERCO	160	60,568
American Airlines Group, Inc.	6,500	211,965
American Woodmark Corp.(a)	200	16,924
AMETEK, Inc.	10,350	940,194
AO Smith Corp.	2,200	103,752
Apogee Enterprises, Inc.	1,780	77,323
Applied Industrial Technologies, Inc.	700	43,071
ArcBest Corp.	5,300	148,983
Arconic, Inc.	8,000	206,560
Arcosa, Inc.	733	27,583
Argan, Inc.	200	8,112
Armstrong World Industries, Inc.	800	77,760
ASGN, Inc.(a)	900	54,540

See Notes to Schedule of Investments.

22

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Astec Industries, Inc.	200	$6,512
Astronics Corp.(a)	1,130	45,449
Atkore International Group, Inc.(a)	400	10,348
Atlas Air Worldwide Holdings, Inc.(a)	300	13,392
Avis Budget Group, Inc.(a)	1,400	49,224
Axon Enterprise, Inc.(a)	900	57,789
AZZ, Inc.	300	13,806
Barnes Group, Inc.	1,000	56,340
Barrett Business Services, Inc.	700	57,820
Beacon Roofing Supply, Inc.(a)	1,400	51,408
BMC Stock Holdings, Inc.(a)	700	14,840
Boeing Co. (The)	9,190	3,345,252
Brady Corp., Class A	1,000	49,320
Briggs & Stratton Corp.	500	5,120
Brink's Co. (The)	800	64,944
Builders FirstSource, Inc.(a)	3,800	64,068
BWX Technologies, Inc.	1,900	98,990
Caesarstone Ltd.	300	4,509
CAI International, Inc.(a)	200	4,964
Carlisle Cos., Inc.	1,100	154,451
Casella Waste Systems, Inc., Class A(a)	900	35,667
Caterpillar, Inc.	9,800	1,335,642
CBIZ, Inc.(a)	600	11,754
CH Robinson Worldwide, Inc.	2,400	202,440
Chart Industries, Inc.(a)	600	46,128
Cimpress N.V.(a)	300	27,267
Cintas Corp.	1,400	332,206
CIRCOR International, Inc.(a)	200	9,200
Clean Harbors, Inc.(a)	1,000	71,100
Colfax Corp.(a)	1,700	47,651
Columbus McKinnon Corp.	300	12,591
Comfort Systems USA, Inc.	6,300	321,237
Continental Building Products, Inc.(a)	400	10,628
Copa Holdings S.A., Class A	700	68,299
Copart, Inc.(a)	3,600	269,064
Cornerstone Building Brands, Inc.(a)	500	2,915
Costamare, Inc.	600	3,078
CoStar Group, Inc.(a)	640	354,598
Covanta Holding Corp.	2,800	50,148
Covenant Transportation Group, Inc., Class A(a)	100	1,471
CRA International, Inc.	100	3,833
Crane Co.	900	75,096
CSW Industrials, Inc.	200	13,630
CSX Corp.	13,300	1,029,021
Cubic Corp.	300	19,344
Cummins, Inc.	2,600	445,484
Curtiss-Wright Corp.	600	76,278
Daseke, Inc.(a)	400	1,440
Deere & Co.	5,500	911,405
Delta Air Lines, Inc.	10,800	612,900
Deluxe Corp.	800	32,528
DMC Global, Inc.	200	12,670
Donaldson Co., Inc.	2,200	111,892
Douglas Dynamics, Inc.	300	11,937
Dover Corp.	2,600	260,520
Ducommun, Inc.(a)	100	4,507
DXP Enterprises, Inc.(a)	200	7,578
Dycom Industries, Inc.(a)	400	23,548
Eastern Co. (The)	100	2,802
Eaton Corp. PLC	7,400	616,272
Echo Global Logistics, Inc.(a)	6,000	125,220
EMCOR Group, Inc.	1,100	96,910
Emerson Electric Co.	10,400	693,888
Encore Wire Corp.	600	35,148
Energous Corp.(a)	200	874
Energy Recovery, Inc.(a)	400	4,168

See Notes to Schedule of Investments.

23

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

EnerSys	800	$54,800
Ennis, Inc.	300	6,156
Enphase Energy, Inc.(a)	2,500	45,575
EnPro Industries, Inc.	500	31,920
Equifax, Inc.	2,000	270,480
ESCO Technologies, Inc.	600	49,572
Evoqua Water Technologies Corp.(a)	1,700	24,208
Expeditors International of Washington, Inc.	3,100	235,166
Exponent, Inc.	6,200	362,948
Fastenal Co.	9,200	299,828
Federal Signal Corp.	700	18,725
FedEx Corp.	4,300	706,017
Flowserve Corp.	2,400	126,456
Fluor Corp.	2,600	87,594
Forrester Research, Inc.	2,100	98,763
Fortive Corp.	12,489	1,018,103
Fortune Brands Home & Security, Inc.	2,500	142,825
Forward Air Corp.	4,600	272,090
Franklin Electric Co., Inc.	1,000	47,500
FTI Consulting, Inc.(a)	700	58,688
Gardner Denver Holdings, Inc.(a)	1,600	55,360
Gates Industrial Corp. PLC(a)	21,250	242,462
GATX Corp.	800	63,432
Generac Holdings, Inc.(a)	1,100	76,351
General Dynamics Corp.	15,335	2,788,210
General Electric Co.	147,300	1,546,650
Genesee & Wyoming, Inc., Class A(a)	1,000	100,000
Gibraltar Industries, Inc.(a)	400	16,144
Global Brass & Copper Holdings, Inc.	200	8,746
GMS, Inc.(a)	400	8,800
Gorman-Rupp Co. (The)	200	6,566
Graco, Inc.	3,100	155,558
GrafTech International Ltd.	500	5,750
Granite Construction, Inc.	954	45,964
Great Lakes Dredge & Dock Corp.(a)	700	7,728
Greenbrier Cos., Inc. (The)	700	21,280
Griffon Corp.	300	5,076
H&E Equipment Services, Inc.	400	11,636
Harsco Corp.(a)	1,900	52,136
Hawaiian Holdings, Inc.	600	16,458
HD Supply Holdings, Inc.(a)	2,600	104,728
Healthcare Services Group, Inc.	1,100	33,352
Heartland Express, Inc.	500	9,035
HEICO Corp.	800	107,048
HEICO Corp., Class A	1,450	149,887
Heidrick & Struggles International, Inc.	200	5,994
Helios Technologies, Inc.	800	37,128
Herc Holdings, Inc.(a)	300	13,749
Heritage-Crystal Clean, Inc.(a)	200	5,262
Herman Miller, Inc.	1,300	58,110
Hertz Global Holdings, Inc.(a)	600	9,576
Hexcel Corp.	1,500	121,320
Hillenbrand, Inc.	1,300	51,441
HNI Corp.	1,000	35,380
Honeywell International, Inc.	12,500	2,182,375
Hub Group, Inc., Class A(a)	6,070	254,819
Hubbell, Inc.	800	104,320
Huntington Ingalls Industries, Inc.	800	179,792
Hurco Cos., Inc.	100	3,556
Huron Consulting Group, Inc.(a)	300	15,114
Hyster-Yale Materials Handling, Inc.	100	5,526
IAA, Inc.(a)	2,000	77,560
ICF International, Inc.	200	14,560
IDEX Corp.	4,200	722,988
IHS Markit Ltd.(a)	6,900	439,668
Illinois Tool Works, Inc.	5,600	844,536

See Notes to Schedule of Investments.

24

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Ingersoll-Rand PLC	4,100	$519,347
InnerWorkings, Inc.(a)	500	1,910
Insperity, Inc.	2,290	279,701
Insteel Industries, Inc.	200	4,164
Interface, Inc.	700	10,731
ITT, Inc.	1,700	111,316
Jacobs Engineering Group, Inc.	2,400	202,536
JB Hunt Transport Services, Inc.	8,772	801,849
JELD-WEN Holding, Inc.(a)	800	16,984
JetBlue Airways Corp.(a)	5,900	109,091
John Bean Technologies Corp.	700	84,791
Johnson Controls International PLC	15,400	636,174
Kadant, Inc.	100	9,081
Kaman Corp.	600	38,214
Kansas City Southern	1,800	219,276
KAR Auction Services, Inc.	2,000	50,000
KBR, Inc.	2,700	67,338
Kelly Services, Inc., Class A	300	7,857
Kennametal, Inc.	1,500	55,485
Kforce, Inc.	300	10,527
Kimball International, Inc., Class B	400	6,972
Kirby Corp.(a)	1,100	86,900
Knight-Swift Transportation Holdings, Inc.	61,775	2,028,691
Knoll, Inc.	600	13,788
Korn Ferry	7,200	288,504
Kratos Defense & Security Solutions, Inc.(a)	2,300	52,647
L3 Technologies, Inc.	1,400	343,238
L3Harris Technologies, Inc.	2,000	378,260
Landstar System, Inc.	700	75,593
Lennox International, Inc.	600	165,000
Lincoln Electric Holdings, Inc.	1,200	98,784
Lindsay Corp.	20,601	1,693,608
Lockheed Martin Corp.	4,150	1,508,691
LSC Communications, Inc.	400	1,468
Lydall, Inc.(a)	200	4,040
Lyft, Inc., Class A(a)	800	52,568
Macquarie Infrastructure Corp.	1,500	60,810
Manitowoc Co., Inc. (The)(a)	400	7,120
ManpowerGroup, Inc.	1,100	106,260
Marten Transport Ltd.	400	7,260
Masco Corp.	4,500	176,580
Masonite International Corp.(a)	300	15,804
MasTec, Inc.(a)	1,200	61,836
Matson, Inc.	500	19,425
Matthews International Corp., Class A	400	13,940
Maxar Technologies, Inc.	800	6,256
McGrath RentCorp	300	18,645
Mercury Systems, Inc.(a)	1,000	70,350
Meritor, Inc.(a)	2,000	48,500
Middleby Corp. (The)(a)	1,000	135,700
Milacron Holdings Corp.(a)	800	11,040
Mistras Group, Inc.(a)	200	2,874
Mobile Mini, Inc.	1,000	30,430
Moog, Inc., Class A	4,200	393,162
MRC Global, Inc.(a)	1,000	17,120
MSA Safety, Inc.	600	63,234
MSC Industrial Direct Co., Inc., Class A	800	59,408
Mueller Industries, Inc.	1,300	38,051
Mueller Water Products, Inc., Class A	3,500	34,370
Multi-Color Corp.	200	9,994
MYR Group, Inc.(a)	200	7,470
National Presto Industries, Inc.	100	9,329
Navigant Consulting, Inc.	500	11,595
Navistar International Corp.(a)	2,100	72,345
Nielsen Holdings PLC	5,700	128,820
NN, Inc.	300	2,928
Nordson Corp.	5,700	805,467

See Notes to Schedule of Investments.

25

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Norfolk Southern Corp.	4,600	$916,918
Northrop Grumman Corp.	2,740	885,321
NOW, Inc.(a)	2,400	35,424
NV5 Global, Inc.(a)	100	8,140
nVent Electric PLC	2,800	69,412
Old Dominion Freight Line, Inc.	1,200	179,112
Oshkosh Corp.	1,200	100,188
Owens Corning	1,800	104,760
PACCAR, Inc.	5,700	408,462
Park-Ohio Holdings Corp.	100	3,259
Parker-Hannifin Corp.	2,200	374,022
Patrick Industries, Inc.(a)	300	14,757
Pentair PLC	2,700	100,440
PGT Innovations, Inc.(a)	600	10,032
Pitney Bowes, Inc.	2,100	8,988
Plug Power, Inc.(a)	2,600	5,850
Powell Industries, Inc.	100	3,800
Primoris Services Corp.	500	10,465
Proto Labs, Inc.(a)	600	69,612
Quad/Graphics, Inc.	400	3,164
Quanex Building Products Corp.	400	7,556
Quanta Services, Inc.	2,800	106,932
Raven Industries, Inc.	400	14,352
Raytheon Co.	16,000	2,782,080
RBC Bearings, Inc.(a)	400	66,724
Regal Beloit Corp.	800	65,368
Republic Services, Inc.	3,900	337,896
Resideo Technologies, Inc.(a)	1,916	41,999
Resources Connection, Inc.	300	4,803
REV Group, Inc.	300	4,323
Rexnord Corp.(a)	2,000	60,440
Ritchie Bros Auctioneers, Inc.	10,100	335,522
Robert Half International, Inc.	2,100	119,721
Rockwell Automation, Inc.	5,300	868,299
Rollins, Inc.	2,600	93,262
Roper Technologies, Inc.	9,595	3,514,265
RR Donnelley & Sons Co.	800	1,576
Rush Enterprises, Inc., Class A	700	25,564
Rush Enterprises, Inc., Class B	100	3,691
Ryder System, Inc.	1,000	58,300
Saia, Inc.(a)	5,000	323,350
Schneider Electric SE, ADR	57,838	1,046,289
Schneider National, Inc., Class B	500	9,120
Scorpio Bulkers, Inc.	700	3,220
Sensata Technologies Holding PLC(a)	2,400	117,600
Simpson Manufacturing Co., Inc.	800	53,168
SiteOne Landscape Supply, Inc.(a)	600	41,580
SkyWest, Inc.	1,000	60,670
Snap-on, Inc.	900	149,076
Southwest Airlines Co.	8,500	431,630
SP Plus Corp.(a)	200	6,386
Spartan Motors, Inc.	400	4,384
Spirit AeroSystems Holdings, Inc., Class A	1,600	130,192
Spirit Airlines, Inc.(a)	1,300	62,049
SPX Corp.(a)	9,100	300,482
SPX FLOW, Inc.(a)	7,700	322,322
Standex International Corp.	700	51,198
Stanley Black & Decker, Inc.	2,500	361,525
Steelcase, Inc., Class A	1,000	17,100
Stericycle, Inc.(a)	7,000	334,250
Sterling Construction Co., Inc.(a)	300	4,026
Sunrun, Inc.(a)	2,200	41,272
Systemax, Inc.	100	2,216
Team, Inc.(a)	300	4,596
Teledyne Technologies, Inc.(a)	700	191,709

See Notes to Schedule of Investments.

26

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Tennant Co.	200	$12,240
Terex Corp.	1,600	50,240
Tetra Tech, Inc.	2,900	227,795
Textainer Group Holdings Ltd.(a)	300	3,024
Textron, Inc.	3,800	201,552
Thermon Group Holdings, Inc.(a)	400	10,260
Timken Co. (The)	1,300	66,742
Titan International, Inc.	9,900	48,411
Titan Machinery, Inc.(a)	200	4,116
Toro Co. (The)	1,800	120,420
TransDigm Group, Inc.(a)	830	401,554
TransUnion	3,300	242,583
Trex Co., Inc.(a)	1,000	71,700
TriMas Corp.(a)	1,200	37,164
TriNet Group, Inc.(a)	1,000	67,800
Trinity Industries, Inc.	2,900	60,175
Triton International Ltd.	1,100	36,036
Triumph Group, Inc.	600	13,740
TrueBlue, Inc.(a)	9,200	202,952
Tutor Perini Corp.(a)	400	5,548
Uber Technologies, Inc.(a)	3,400	157,692
UniFirst Corp.	2,090	394,111
Union Pacific Corp.	12,300	2,080,053
United Continental Holdings, Inc.(a)	4,100	358,955
United Parcel Service, Inc., Class B	11,800	1,218,586
United Rentals, Inc.(a)	1,200	159,156
United Technologies Corp.	13,775	1,793,505
Univar, Inc.(a)	2,100	46,284
Universal Forest Products, Inc.	1,300	49,478
US Ecology, Inc.	2,500	148,850
Valmont Industries, Inc.	400	50,724
Vectrus, Inc.(a)	100	4,056
Verisk Analytics, Inc.	5,950	871,437
Veritiv Corp.(a)	100	1,942
Viad Corp.	3,200	211,968
Vicor Corp.(a)	200	6,210
VSE Corp.	100	2,869
Wabash National Corp.	7,300	118,771
WABCO Holdings, Inc.(a)	25,825	3,424,395
Wabtec Corp.	2,840	203,798
WageWorks, Inc.(a)	500	25,395
Waste Management, Inc.	7,400	853,738
Watsco, Inc.	600	98,118
Watts Water Technologies, Inc., Class A	600	55,908
Welbilt, Inc.(a)	2,600	43,420
Werner Enterprises, Inc.	55,540	1,726,183
Wesco Aircraft Holdings, Inc.(a)	600	6,660
WESCO International, Inc.(a)	900	45,585
Woodward, Inc.	900	101,844
WW Grainger, Inc.	780	209,219
XPO Logistics, Inc.(a)	1,800	104,058
Xylem, Inc.	2,900	242,556
YRC Worldwide, Inc.(a)	400	1,612
Total Industrials		81,749,596
INFORMATION TECHNOLOGY - 22.5%
2U, Inc.(a)	1,100	41,404
3D Systems Corp.(a)	1,300	11,830
8x8, Inc.(a)	2,100	50,610
A10 Networks, Inc.(a)	15,200	103,664
Acacia Communications, Inc.(a)	200	9,432
Accenture PLC, Class A	12,661	2,339,373
ACI Worldwide, Inc.(a)	2,300	78,982
Activision Blizzard, Inc.	12,800	604,160
Adobe Systems, Inc.(a)	8,410	2,478,007

See Notes to Schedule of Investments.

27

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

ADTRAN, Inc.	11,900	$181,475
Advanced Energy Industries, Inc.(a)	500	28,135
Advanced Micro Devices, Inc.(a)	17,500	531,475
Agilysys, Inc.(a)	2,800	60,116
Akamai Technologies, Inc.(a)	6,300	504,882
Alarm.com Holdings, Inc.(a)	700	37,450
Alliance Data Systems Corp.	700	98,091
Alpha & Omega Semiconductor Ltd.(a)	200	1,868
Alphabet, Inc., Class A(a)	7,853	8,503,228
Alphabet, Inc., Class C(a)	5,220	5,642,350
Altair Engineering, Inc., Class A(a)	400	16,156
Alteryx, Inc., Class A(a)	700	76,384
Ambarella, Inc.(a)	400	17,652
Amdocs Ltd.	2,500	155,225
American Software, Inc., Class A	300	3,945
Amkor Technology, Inc.(a)	1,200	8,952
Amphenol Corp., Class A	28,983	2,780,629
Analog Devices, Inc.	6,300	711,081
Anaplan, Inc.(a)	1,700	85,799
Anixter International, Inc.(a)	600	35,826
ANSYS, Inc.(a)	2,600	532,532
Appfolio, Inc., Class A(a)	400	40,908
Apple, Inc.	78,810	15,598,075
Applied Materials, Inc.	30,524	1,370,833
Applied Optoelectronics, Inc.(a)	200	2,056
Arista Networks, Inc.(a)	1,000	259,620
Arlo Technologies, Inc.(a)	17,292	69,341
Arrow Electronics, Inc.(a)	1,600	114,032
Aspen Technology, Inc.(a)	1,300	161,564
Atlassian Corp. PLC, Class A(a)	1,800	235,512
Autodesk, Inc.(a)	3,700	602,730
Automatic Data Processing, Inc.	7,500	1,239,975
Avalara, Inc.(a)	700	50,540
Avaya Holdings Corp.(a)	1,500	17,865
Avnet, Inc.	2,000	90,540
AVX Corp.	500	8,300
Axcelis Technologies, Inc.(a)	400	6,020
Badger Meter, Inc.	700	41,783
Belden, Inc.	900	53,613
Benchmark Electronics, Inc.	9,600	241,152
Benefitfocus, Inc.(a)	500	13,575
Black Knight, Inc.(a)	2,700	162,405
Blackbaud, Inc.	6,150	513,525
Blackline, Inc.(a)	800	42,808
Blucora, Inc.(a)	500	15,185
Booz Allen Hamilton Holding Corp.	2,500	165,525
Bottomline Technologies DE, Inc.(a)	6,900	305,256
Box, Inc., Class A(a)	2,700	47,547
Brightcove, Inc.(a)	400	4,132
Broadcom, Inc.	6,650	1,914,269
Broadridge Financial Solutions, Inc.	2,100	268,128
Brooks Automation, Inc.	1,600	62,000
Cabot Microelectronics Corp.	580	63,846
CACI International, Inc., Class A(a)	400	81,836
Cadence Design Systems, Inc.(a)	4,600	325,726
CalAmp Corp.(a)	400	4,672
Calix, Inc.(a)	14,100	92,496
Carbon Black, Inc.(a)	1,200	20,064
Carbonite, Inc.(a)	300	7,812
Cardtronics PLC, Class A(a)	500	13,660
Care.com, Inc.(a)	5,500	60,390
Cargurus, Inc.(a)	700	25,277
Cars.com, Inc.(a)	1,500	29,580

See Notes to Schedule of Investments.

28

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Cass Information Systems, Inc.	120	$5,818
CDK Global, Inc.	2,300	113,712
CDW Corp.	2,600	288,600
Ceridian HCM Holding, Inc.(a)	900	45,180
CEVA, Inc.(a)	300	7,305
ChannelAdvisor Corp.(a)	300	2,628
Ciena Corp.(a)	2,500	102,825
Cirrus Logic, Inc.(a)	1,200	52,440
Cisco Systems, Inc.	75,600	4,137,588
Cision Ltd.(a)	1,300	15,249
Citrix Systems, Inc.	2,100	206,094
Cloudera, Inc.(a)	3,318	17,453
Cognex Corp.	3,100	148,738
Cognizant Technology Solutions Corp., Class A	9,800	621,222
Coherent, Inc.(a)	500	68,185
Cohu, Inc.	426	6,573
CommScope Holding Co., Inc.(a)	3,800	59,774
CommVault Systems, Inc.(a)	700	34,734
Comtech Telecommunications Corp.	5,900	165,849
Conduent, Inc.(a)	3,500	33,565
Control4 Corp.(a)	300	7,125
CoreLogic, Inc.(a)	1,800	75,294
Cornerstone OnDemand, Inc.(a)	1,800	104,274
Corning, Inc.	13,300	441,959
Coupa Software, Inc.(a)	1,000	126,610
Cray, Inc.(a)	500	17,410
Cree, Inc.(a)	2,000	112,360
CSG Systems International, Inc.	400	19,532
CTS Corp.	400	11,032
Cypress Semiconductor Corp.	6,200	137,888
Daktronics, Inc.	400	2,468
Dell Technologies, Inc., Class C(a)	2,234	113,487
Diebold Nixdorf, Inc.(a)	4,500	41,220
Digi International, Inc.(a)	5,700	72,276
Digimarc Corp.(a)	100	4,439
Diodes, Inc.(a)	900	32,733
DocuSign, Inc.(a)	2,900	144,159
Dolby Laboratories, Inc., Class A	1,200	77,520
Dropbox, Inc., Class A(a)	4,100	102,705
DSP Group, Inc.(a)	4,600	66,056
DXC Technology Co.	4,400	242,660
eBay, Inc.	14,600	576,700
Ebix, Inc.	300	15,066
EchoStar Corp., Class A(a)	1,000	44,320
Elastic N.V.(a)	300	22,398
Electronic Arts, Inc.(a)	36,050	3,650,423
Electronics For Imaging, Inc.(a)	500	18,455
Endurance International Group Holdings, Inc.(a)	4,000	19,200
Entegris, Inc.	2,800	104,496
Envestnet, Inc.(a)	900	61,533
EPAM Systems, Inc.(a)	800	138,480
ePlus, Inc.(a)	3,300	227,502
Etsy, Inc.(a)	2,100	128,877
Euronet Worldwide, Inc.(a)	900	151,416
Everbridge, Inc.(a)	600	53,652
Everi Holdings, Inc.(a)	700	8,351
EVERTEC, Inc.	1,400	45,780
Evo Payments, Inc., Class A(a)	700	22,071
ExlService Holdings, Inc.(a)	700	46,291
Extreme Networks, Inc.(a)	22,700	146,869
F5 Networks, Inc.(a)	1,100	160,193
Fabrinet(a)	800	39,736
Facebook, Inc., Class A(a)	40,900	7,893,700
Fair Isaac Corp.(a)	500	157,010

See Notes to Schedule of Investments.

29

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

FARO Technologies, Inc.(a)	200	$10,516
Fidelity National Information Services, Inc.	5,500	674,740
Finisar Corp.(a)	2,400	54,888
FireEye, Inc.(a)	5,500	81,455
First Data Corp., Class A(a)	9,800	265,286
First Solar, Inc.(a)	1,600	105,088
Fiserv, Inc.(a)	6,800	619,888
Fitbit, Inc., Class A(a)	7,100	31,240
Five9, Inc.(a)	1,100	56,419
FleetCor Technologies, Inc.(a)	1,400	393,190
FLIR Systems, Inc.	2,500	135,250
ForeScout Technologies, Inc.(a)	400	13,544
FormFactor, Inc.(a)	800	12,536
Fortinet, Inc.(a)	2,200	169,026
Gartner, Inc.(a)	1,400	225,316
Genpact Ltd.	3,200	121,888
Global Payments, Inc.	2,800	448,364
Glu Mobile, Inc.(a)	1,200	8,616
GoDaddy, Inc., Class A(a)	3,000	210,450
Gogo, Inc.(a)	6,300	25,074
GrubHub, Inc.(a)	1,700	132,583
GTT Communications, Inc.(a)	1,000	17,600
Guidewire Software, Inc.(a)	5,100	517,038
Hackett Group, Inc. (The)	300	5,037
Harmonic, Inc.(a)	900	4,995
Hewlett Packard Enterprise Co.	23,400	349,830
HP, Inc.	26,300	546,777
HubSpot, Inc.(a)	700	119,364
IAC/InterActiveCorp(a)	1,200	261,036
Ichor Holdings Ltd.(a)	200	4,728
II-VI, Inc.(a)	1,200	43,872
Immersion Corp.(a)	300	2,283
Impinj, Inc.(a)	200	5,724
Infinera Corp.(a)	1,700	4,947
Inphi Corp.(a)	1,000	50,100
Insight Enterprises, Inc.(a)	5,080	295,656
Instructure, Inc.(a)	800	34,000
Intel Corp.	77,300	3,700,351
InterDigital, Inc.	700	45,080
International Business Machines Corp.	15,300	2,109,870
Intuit, Inc.	4,300	1,123,719
IPG Photonics Corp.(a)	700	107,975
Itron, Inc.(a)	1,600	100,112
j2 Global, Inc.	900	80,001
Jabil, Inc.	2,800	88,480
Jack Henry & Associates, Inc.	1,400	187,488
Juniper Networks, Inc.	5,400	143,802
KEMET Corp.	600	11,286
Keysight Technologies, Inc.(a)	3,100	278,411
Kimball Electronics, Inc.(a)	300	4,872
KLA-Tencor Corp.	2,700	319,140
Knowles Corp.(a)	1,000	18,310
Kulicke & Soffa Industries, Inc.	8,500	191,675
Lam Research Corp.	2,600	488,384
Lattice Semiconductor Corp.(a)	1,400	20,426
Leidos Holdings, Inc.	2,600	207,610
LIiveRamp Holdings, Inc.(a)	900	43,632
Limelight Networks, Inc.(a)	1,100	2,970
Littelfuse, Inc.	2,223	393,271
LivePerson, Inc.(a)	1,300	36,452
LogMeIn, Inc.	3,700	272,616
Lumentum Holdings, Inc.(a)	1,320	70,501
MACOM Technology Solutions Holdings, Inc.(a)	500	7,565

See Notes to Schedule of Investments.

30

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Manhattan Associates, Inc.(a)	1,200	$83,196
ManTech International Corp., Class A	600	39,510
Marvell Technology Group Ltd.	10,093	240,920
Mastercard, Inc., Class A	23,200	6,137,096
Match Group, Inc.	1,100	73,997
Maxim Integrated Products, Inc.	4,500	269,190
MAXIMUS, Inc.	1,200	87,048
MaxLinear, Inc.(a)	1,700	39,848
Mesa Laboratories, Inc.	100	24,434
Methode Electronics, Inc.	400	11,428
Microchip Technology, Inc.	4,100	355,470
Micron Technology, Inc.(a)	19,500	752,505
Microsoft Corp.	151,950	20,355,222
MicroStrategy, Inc., Class A(a)	1,820	260,824
Mitek Systems, Inc.(a)	400	3,976
MKS Instruments, Inc.	5,415	421,774
MobileIron, Inc.(a)	16,100	99,820
Model N, Inc.(a)	1,600	31,200
MongoDB, Inc.(a)	500	76,045
Monolithic Power Systems, Inc.	700	95,046
Monotype Imaging Holdings, Inc.	3,100	52,204
Motorola Solutions, Inc.	2,700	450,171
MTS Systems Corp.	200	11,706
Nanometrics, Inc.(a)	300	10,413
National Instruments Corp.	2,200	92,378
NCR Corp.(a)	2,200	68,420
NetApp, Inc.	4,200	259,140
NETGEAR, Inc.(a)	400	10,116
NetScout Systems, Inc.(a)	1,000	25,390
New Relic, Inc.(a)	3,760	325,278
NIC, Inc.	700	11,228
Novanta, Inc.(a)	700	66,010
Nuance Communications, Inc.(a)	5,000	79,850
Nutanix, Inc., Class A(a)	18,600	482,484
NVE Corp.	100	6,963
NVIDIA Corp.	9,920	1,629,162
Okta, Inc.(a)	5,000	617,550
ON Semiconductor Corp.(a)	6,300	127,323
OneSpan, Inc.(a)	300	4,251
Oracle Corp.	39,500	2,250,315
OSI Systems, Inc.(a)	200	22,526
Palo Alto Networks, Inc.(a)	4,200	855,792
Park Electrochemical Corp.	200	3,338
Paychex, Inc.	5,400	444,366
Paycom Software, Inc.(a)	900	204,048
Paylocity Holding Corp.(a)	600	56,292
PayPal Holdings, Inc.(a)	20,200	2,312,092
PDF Solutions, Inc.(a)	300	3,936
Pegasystems, Inc.	800	56,968
Perficient, Inc.(a)	400	13,728
Perspecta, Inc.	2,600	60,866
Photronics, Inc.(a)	800	6,560
Plantronics, Inc.	900	33,336
Plexus Corp.(a)	300	17,511
Pluralsight, Inc., Class A(a)	800	24,256
Power Integrations, Inc.	600	48,108
Presidio, Inc.	400	5,468
Progress Software Corp.	1,700	74,154
Proofpoint, Inc.(a)	700	84,175
PROS Holdings, Inc.(a)	800	50,608
PTC, Inc.(a)	1,800	161,568
Pure Storage, Inc., Class A(a)	25,150	384,041
Q2 Holdings, Inc.(a)	800	61,088
QAD, Inc., Class A	100	4,021
Qorvo, Inc.(a)	1,800	119,898

See Notes to Schedule of Investments.

31

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

QUALCOMM, Inc.	20,500	$1,559,435
Qualys, Inc.(a)	3,100	269,948
QuinStreet, Inc.(a)	400	6,340
Quotient Technology, Inc.(a)	900	9,666
Rambus, Inc.(a)	1,200	14,448
Rapid7, Inc.(a)	800	46,272
RealPage, Inc.(a)	1,400	82,390
Red Hat, Inc.(a)	3,000	563,280
RingCentral, Inc., Class A(a)	1,300	149,396
Rogers Corp.(a)	400	69,032
Rosetta Stone, Inc.(a)	200	4,576
Rudolph Technologies, Inc.(a)	400	11,052
Sabre Corp.	5,300	117,660
SailPoint Technologies Holding, Inc.(a)	1,000	20,040
salesforce.com, Inc.(a)	12,400	1,881,452
Sanmina Corp.(a)	1,500	45,420
ScanSource, Inc.(a)	3,600	117,216
Science Applications International Corp.	890	77,038
Semtech Corp.(a)	1,200	57,660
ServiceNow, Inc.(a)	4,300	1,180,651
Shutterstock, Inc.	200	7,838
Silicon Laboratories, Inc.(a)	800	82,720
Skyworks Solutions, Inc.	2,900	224,083
SMART Global Holdings, Inc.(a)	100	2,299
Smartsheet, Inc., Class A(a)	1,700	82,280
Splunk, Inc.(a)	7,800	980,850
SPS Commerce, Inc.(a)	2,990	305,608
Square, Inc., Class A(a)	5,900	427,927
SS&C Technologies Holdings, Inc.	3,500	201,635
Stamps.com, Inc.(a)	300	13,581
Stratasys Ltd.(a)	600	17,622
SunPower Corp.(a)	700	7,483
Switch, Inc., Class A	400	5,236
Sykes Enterprises, Inc.(a)	400	10,984
Symantec Corp.	10,000	217,600
Synaptics, Inc.(a)	1,200	34,968
SYNNEX Corp.	838	82,459
Synopsys, Inc.(a)	4,950	637,016
Tableau Software, Inc., Class A(a)	2,500	415,050
Take-Two Interactive Software, Inc.(a)	2,000	227,060
TE Connectivity Ltd.	3,530	338,103
Tech Data Corp.(a)	700	73,220
TechTarget, Inc.(a)	200	4,250
Telenav, Inc.(a)	2,700	21,600
Teradata Corp.(a)	2,000	71,700
Teradyne, Inc.	3,400	162,894
Texas Instruments, Inc.	30,975	3,554,691
TiVo Corp.	1,400	10,318
Total System Services, Inc.	3,200	410,464
Trade Desk, Inc. (The), Class A(a)	600	136,668
Trimble, Inc.(a)	3,800	171,418
TrueCar, Inc.(a)	800	4,368
TTEC Holdings, Inc.	200	9,318
TTM Technologies, Inc.(a)	1,100	11,220
Tucows, Inc., Class A(a)	100	6,102
Twilio, Inc., Class A(a)	2,088	284,699
Twitter, Inc.(a)	13,200	460,680
Tyler Technologies, Inc.(a)	700	151,214
Ubiquiti Networks, Inc.	300	39,450
Ultra Clean Holdings, Inc.(a)	400	5,568
Unisys Corp.(a)	9,800	95,256
Universal Display Corp.	700	131,642

See Notes to Schedule of Investments.

32

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Upland Software, Inc.(a)	100	$4,553
USA Technologies, Inc.(a)	600	4,458
Varonis Systems, Inc.(a)	600	37,164
Veeco Instruments, Inc.(a)	8,600	105,092
Verint Systems, Inc.(a)	1,200	64,536
VeriSign, Inc.(a)	1,700	355,572
Versum Materials, Inc.	2,000	103,160
ViaSat, Inc.(a)	1,000	80,820
Viavi Solutions, Inc.(a)	25,700	341,553
Virtusa Corp.(a)	700	31,101
Visa, Inc., Class A	29,800	5,171,790
Vishay Intertechnology, Inc.	2,300	37,996
Vishay Precision Group, Inc.(a)	100	4,063
VMware, Inc., Class A	1,300	217,373
Western Digital Corp.	4,500	213,975
Western Union Co. (The)	6,600	131,274
WEX, Inc.(a)	800	166,480
Workday, Inc., Class A(a)	5,500	1,130,690
Workiva, Inc.(a)	800	46,472
Worldpay, Inc., Class A(a)	5,100	625,005
Xerox Corp.	3,800	134,558
Xilinx, Inc.	4,300	507,056
Xperi Corp.	600	12,354
Yelp, Inc.(a)	2,000	68,360
Yext, Inc.(a)	1,200	24,108
Zebra Technologies Corp., Class A(a)	800	167,592
Zendesk, Inc.(a)	1,600	142,448
Zillow Group, Inc., Class A(a)	1,000	45,760
Zillow Group, Inc., Class C(a)	2,400	111,336
Zix Corp.(a)	600	5,454
Zscaler, Inc.(a)	1,200	91,968
Zynga, Inc., Class A(a)	14,700	90,111
Total Information Technology		155,950,478
MATERIALS - 3.3%
AdvanSix, Inc.(a)	6,500	158,795
Air Products & Chemicals, Inc.	3,700	837,569
AK Steel Holding Corp.(a)	3,600	8,532
Albemarle Corp.	1,600	112,656
Alcoa Corp.(a)	3,600	84,276
Allegheny Technologies, Inc.(a)	2,200	55,440
American Vanguard Corp.	300	4,623
AptarGroup, Inc.	6,500	808,210
Ardagh Group S.A.	200	3,500
Ashland Global Holdings, Inc.	1,200	95,964
Avery Dennison Corp.	1,600	185,088
Axalta Coating Systems Ltd.(a)	3,700	110,149
Balchem Corp.	700	69,979
Ball Corp.	5,600	391,944
Berry Global Group, Inc.(a)	2,400	126,216
Boise Cascade Co.	7,900	222,069
Cabot Corp.	1,100	52,481
Carpenter Technology Corp.	1,000	47,980
Celanese Corp.	2,100	226,380
Century Aluminum Co.(a)	600	4,146
CF Industries Holdings, Inc.	3,500	163,485
Chase Corp.	100	10,764
Chemours Co. (The)	3,300	79,200
Clearwater Paper Corp.(a)	200	3,698
Cleveland-Cliffs, Inc.	5,200	55,484
Coeur Mining, Inc.(a)	2,100	9,114
Commercial Metals Co.	2,300	41,055
Compass Minerals International, Inc.	800	43,960
Corteva, Inc.(a)	12,466	368,620
Crown Holdings, Inc.(a)	2,400	146,640

See Notes to Schedule of Investments.

33

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Domtar Corp.	1,100	$48,983
Dow, Inc.	13,233	652,519
DuPont de Nemours, Inc.	12,966	973,358
Eagle Materials, Inc.	900	83,430
Eastman Chemical Co.	2,500	194,575
Ecolab, Inc.	13,425	2,650,632
Element Solutions, Inc.(a)	4,400	45,496
Ferro Corp.(a)	1,000	15,800
FMC Corp.	2,400	199,080
Freeport-McMoRan, Inc.	23,000	267,030
FutureFuel Corp.	300	3,507
GCP Applied Technologies, Inc.(a)	1,700	38,488
Gold Resource Corp.	600	2,028
Graphic Packaging Holding Co.	5,200	72,696
Greif, Inc., Class A	300	9,765
Greif, Inc., Class B	100	4,365
Hawkins, Inc.	100	4,341
Haynes International, Inc.	100	3,181
HB Fuller Co.	2,200	102,080
Hecla Mining Co.	5,304	9,547
Huntsman Corp.	3,600	73,584
Ingevity Corp.(a)	700	73,619
Innophos Holdings, Inc.	200	5,822
Innospec, Inc.	3,460	315,690
International Flavors & Fragrances, Inc.	5,050	732,705
International Paper Co.	7,300	316,236
Intrepid Potash, Inc.(a)	1,100	3,696
Kaiser Aluminum Corp.	400	39,044
Koppers Holdings, Inc.(a)	4,700	137,992
Kraton Corp.(a)	6,100	189,527
Kronos Worldwide, Inc.	300	4,596
Linde PLC	9,400	1,887,520
Livent Corp.(a)	2,244	15,528
Louisiana-Pacific Corp.	2,700	70,794
LyondellBasell Industries N.V., Class A	5,200	447,876
Martin Marietta Materials, Inc.	1,000	230,110
Materion Corp.	200	13,562
Minerals Technologies, Inc.	800	42,808
Mosaic Co. (The)	5,600	140,168
Myers Industries, Inc.	4,100	79,007
Neenah, Inc.	200	13,510
NewMarket Corp.	160	64,150
Newmont Mining Corp.	13,600	523,192
Nucor Corp.	5,100	281,010
Olin Corp.	3,200	70,112
Olympic Steel, Inc.	1,700	23,205
OMNOVA Solutions, Inc.(a)	500	3,115
Owens-Illinois, Inc.	3,100	53,537
Packaging Corp. of America	1,700	162,044
PH Glatfelter Co.	5,100	86,088
PolyOne Corp.	1,500	47,085
PPG Industries, Inc.	4,100	478,511
PQ Group Holdings, Inc.(a)	300	4,755
Quaker Chemical Corp.	920	186,650
Rayonier Advanced Materials, Inc.	600	3,894
Reliance Steel & Aluminum Co.	1,300	123,006
Royal Gold, Inc.	1,200	122,988
RPM International, Inc.	2,000	122,220
Schnitzer Steel Industries, Inc., Class A	300	7,851
Schweitzer-Mauduit International, Inc.	900	29,862
Scotts Miracle-Gro Co. (The)	800	78,800
Sealed Air Corp.	3,000	128,340
Sensient Technologies Corp.	800	58,784
Sherwin-Williams Co. (The)	8,495	3,893,174
Silgan Holdings, Inc.	1,700	52,020
Sonoco Products Co.	1,800	117,612
Southern Copper Corp.	1,800	69,930

See Notes to Schedule of Investments.

34

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Steel Dynamics, Inc.	3,300	$99,660
Stepan Co.	3,900	358,449
Summit Materials, Inc., Class A(a)	2,500	48,125
SunCoke Energy, Inc.(a)	700	6,216
TimkenSteel Corp.(a)	500	4,065
Tredegar Corp.	300	4,986
Trinseo S.A.	900	38,106
Tronox Holdings PLC, Class A	1,000	12,780
UFP Technologies, Inc.(a)	100	4,161
United States Steel Corp.	3,600	55,116
US Concrete, Inc.(a)	200	9,938
Valvoline, Inc.	18,300	357,399
Verso Corp., Class A(a)	400	7,620
Vulcan Materials Co.	2,200	302,082
Warrior Met Coal, Inc.	1,000	26,120
Westlake Chemical Corp.	600	41,676
Westrock Co.	3,800	138,586
Worthington Industries, Inc.	1,100	44,286
WR Grace & Co.	1,100	83,721
Total Materials		23,177,339
REAL ESTATE - 3.4%
Acadia Realty Trust	1,600	43,792
Agree Realty Corp.	600	38,430
Alexander & Baldwin, Inc.	1,500	34,650
Alexander's, Inc.	50	18,515
Alexandria Real Estate Equities, Inc.	1,800	253,962
American Assets Trust, Inc.	500	23,560
American Campus Communities, Inc.	2,600	120,016
American Homes 4 Rent, Class A	5,000	121,550
American Tower Corp.	7,400	1,512,930
Americold Realty Trust	2,700	87,534
Apartment Investment & Management Co., Class A	2,701	135,374
Apple Hospitality REIT, Inc.	3,600	57,096
Armada Hoffler Properties, Inc.	500	8,275
Ashford Hospitality Trust, Inc.	900	2,673
AvalonBay Communities, Inc.	2,300	467,314
Boston Properties, Inc.	2,500	322,500
Braemar Hotels & Resorts, Inc.	300	2,970
Brandywine Realty Trust	3,300	47,256
Brixmor Property Group, Inc.	5,000	89,400
Brookfield Property REIT, Inc., Class A	2,609	49,284
Camden Property Trust	1,700	177,463
CareTrust REIT, Inc.	2,000	47,560
CatchMark Timber Trust, Inc., Class A	500	5,225
CBL & Associates Properties, Inc.	1,900	1,976
CBRE Group, Inc., Class A(a)	5,700	292,410
Cedar Realty Trust, Inc.	1,000	2,650
Chatham Lodging Trust	500	9,435
Chesapeake Lodging Trust	1,300	36,946
City Office REIT, Inc.	400	4,796
Colony Capital, Inc.	10,300	51,500
Columbia Property Trust, Inc.	2,300	47,702
Community Healthcare Trust, Inc.	200	7,882
CoreCivic, Inc.	2,300	47,748
CorEnergy Infrastructure Trust, Inc.	100	3,966
CorePoint Lodging, Inc.	450	5,576
CoreSite Realty Corp.	600	69,102
Corporate Office Properties Trust	1,800	47,466
Cousins Properties, Inc.	2,743	99,214
Crown Castle International Corp.	7,100	925,485
CubeSmart	3,600	120,384
Cushman & Wakefield PLC(a)	1,500	26,820
CyrusOne, Inc.	2,000	115,440
DiamondRock Hospitality Co.	7,200	74,448
Digital Realty Trust, Inc.	3,500	412,265
Douglas Emmett, Inc.	3,000	119,520
Duke Realty Corp.	5,500	173,855

See Notes to Schedule of Investments.

35

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Easterly Government Properties, Inc.	1,500	$27,165
EastGroup Properties, Inc.	1,230	142,655
Empire State Realty Trust, Inc., Class A	2,800	41,468
EPR Properties	1,400	104,426
Equinix, Inc.	1,430	721,135
Equity Commonwealth	89,406	2,907,483
Equity LifeStyle Properties, Inc.	1,500	182,010
Equity Residential	6,000	455,520
Essential Properties Realty Trust, Inc.	1,100	22,044
Essex Property Trust, Inc.	1,200	350,316
Extra Space Storage, Inc.	2,000	212,200
Farmland Partners, Inc.	400	2,820
Federal Realty Investment Trust	1,100	141,636
First Industrial Realty Trust, Inc.	2,200	80,828
Four Corners Property Trust, Inc.	7,200	196,776
Franklin Street Properties Corp.	1,200	8,856
Front Yard Residential Corp.	600	7,332
FRP Holdings, Inc.(a)	100	5,577
Gaming and Leisure Properties, Inc.	3,700	144,226
GEO Group, Inc. (The)	2,300	48,323
Getty Realty Corp.	400	12,304
Gladstone Commercial Corp.	300	6,366
Global Net Lease, Inc.	800	15,696
HCP, Inc.	8,600	275,028
Healthcare Realty Trust, Inc.	11,636	364,440
Healthcare Trust of America, Inc., Class A	3,800	104,234
Hersha Hospitality Trust	400	6,616
HFF, Inc., Class A	900	40,932
Highwoods Properties, Inc.	1,700	70,210
Hospitality Properties Trust	2,700	67,500
Host Hotels & Resorts, Inc.	11,400	207,708
Howard Hughes Corp. (The)(a)	700	86,688
Hudson Pacific Properties, Inc.	3,000	99,810
Independence Realty Trust, Inc.	1,000	11,570
Industrial Logistics Properties Trust	1,154	24,026
Innovative Industrial Properties, Inc.	300	37,068
Investors Real Estate Trust	140	8,214
Invitation Homes, Inc.	7,700	205,821
Iron Mountain, Inc.	4,300	134,590
iStar, Inc.	800	9,936
JBG SMITH Properties	2,100	82,614
Jernigan Capital, Inc.	200	4,100
Jones Lang LaSalle, Inc.	800	112,552
Kennedy-Wilson Holdings, Inc.	2,500	51,425
Kilroy Realty Corp.	1,500	110,715
Kimco Realty Corp.	6,000	110,880
Kite Realty Group Trust	900	13,617
Lamar Advertising Co., Class A	1,600	129,136
Lexington Realty Trust	4,700	44,227
Liberty Property Trust	2,700	135,108
Life Storage, Inc.	900	85,572
LTC Properties, Inc.	500	22,830
Macerich Co. (The)	2,300	77,027
Mack-Cali Realty Corp.	2,000	46,580
Marcus & Millichap, Inc.(a)	3,400	104,890
Medical Properties Trust, Inc.	5,400	94,176
Mid-America Apartment Communities, Inc.	1,800	211,968
Monmouth Real Estate Investment Corp.	900	12,195
National Health Investors, Inc.	800	62,424
National Retail Properties, Inc.	2,800	148,428
National Storage Affiliates Trust	9,240	267,406
New Senior Investment Group, Inc.	900	6,048
Newmark Group, Inc., Class A	2,016	18,104
NexPoint Residential Trust, Inc.	200	8,280
NorthStar Realty Europe Corp.	600	9,858
Office Properties Income Trust	769	20,202
Omega Healthcare Investors, Inc.	3,170	116,497
One Liberty Properties, Inc.	200	5,792

See Notes to Schedule of Investments.

36

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Outfront Media, Inc.	2,700	$69,633
Paramount Group, Inc.	3,900	54,639
Park Hotels & Resorts, Inc.	3,700	101,972
Pebblebrook Hotel Trust	2,569	72,394
Pennsylvania Real Estate Investment Trust	800	5,200
Physicians Realty Trust	3,400	59,296
Piedmont Office Realty Trust, Inc., Class A	2,700	53,811
PotlatchDeltic Corp.	1,281	49,933
Preferred Apartment Communities, Inc., Class A	400	5,980
Prologis, Inc.	10,630	851,463
PS Business Parks, Inc.	400	67,412
Public Storage	2,500	595,425
QTS Realty Trust, Inc., Class A	1,100	50,798
Rayonier, Inc.	2,100	63,630
RE/MAX Holdings, Inc., Class A	200	6,152
Realogy Holdings Corp.	2,600	18,824
Realty Income Corp.	5,600	386,232
Redfin Corp.(a)	2,100	37,758
Regency Centers Corp.	3,000	200,220
Retail Opportunity Investments Corp.	2,500	42,825
Retail Properties of America, Inc., Class A	4,400	51,744
Retail Value, Inc.	246	8,561
Rexford Industrial Realty, Inc.	1,600	64,592
RLJ Lodging Trust	2,900	51,446
RMR Group, Inc. (The), Class A	100	4,698
RPT Realty	900	10,899
Ryman Hospitality Properties, Inc.	800	64,872
Sabra Health Care REIT, Inc.	3,100	61,039
Saul Centers, Inc.	100	5,613
SBA Communications Corp.(a)	1,900	427,196
Senior Housing Properties Trust	4,000	33,080
Seritage Growth Properties, Class A	800	34,368
Simon Property Group, Inc.	5,400	862,704
SITE Centers Corp.	2,400	31,776
SL Green Realty Corp.	1,500	120,555
Spirit MTA REIT	530	4,420
Spirit Realty Capital, Inc.	1,720	73,375
St Joe Co. (The)(a)	500	8,640
STAG Industrial, Inc.	1,900	57,456
STORE Capital Corp.	3,700	122,803
Stratus Properties, Inc.(a)	100	3,243
Summit Hotel Properties, Inc.	1,200	13,764
Sun Communities, Inc.	1,300	166,647
Sunstone Hotel Investors, Inc.	4,200	57,582
Tanger Factory Outlet Centers, Inc.	2,000	32,420
Taubman Centers, Inc.	1,000	40,830
Tejon Ranch Co.(a)	200	3,318
Terreno Realty Corp.	1,200	58,848
UDR, Inc.	5,000	224,450
UMH Properties, Inc.	400	4,964
Uniti Group, Inc.	3,100	29,450
Universal Health Realty Income Trust	100	8,493
Urban Edge Properties	2,200	38,126
Urstadt Biddle Properties, Inc., Class A	300	6,300
Ventas, Inc.	6,000	410,100
VEREIT, Inc.	17,600	158,576
VICI Properties, Inc.	6,100	134,444
Vornado Realty Trust	2,700	173,070
Washington Prime Group, Inc.	2,100	8,022
Washington Real Estate Investment Trust	1,800	48,114
Weingarten Realty Investors	2,300	63,066
Welltower, Inc.	7,100	578,863
Weyerhaeuser Co.	12,500	329,250
Whitestone REIT	400	5,076
WP Carey, Inc.	3,000	243,540
Xenia Hotels & Resorts, Inc.	2,200	45,870
Total Real Estate		23,847,979

See Notes to Schedule of Investments.

37

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

UTILITIES - 2.9%
AES Corp.	11,700	$196,092
ALLETE, Inc.	900	74,889
Alliant Energy Corp.	4,300	211,044
Ameren Corp.	4,000	300,440
American Electric Power Co., Inc.	8,400	739,284
American States Water Co.	700	52,668
American Water Works Co., Inc.	3,200	371,200
Aqua America, Inc.	27,185	1,124,643
Artesian Resources Corp., Class A	100	3,717
Atlantic Power Corp.(a)	1,300	3,146
Atmos Energy Corp.	1,900	200,564
Avangrid, Inc.	1,200	60,600
Avista Corp.	7,360	328,256
Black Hills Corp.	1,000	78,170
California Water Service Group	7,300	369,599
CenterPoint Energy, Inc.	7,900	226,177
Chesapeake Utilities Corp.	200	19,004
Clearway Energy, Inc., Class A	400	6,472
Clearway Energy, Inc., Class C	700	11,802
CMS Energy Corp.	5,100	295,341
Connecticut Water Service, Inc.	13,565	945,752
Consolidated Edison, Inc.	5,700	499,776
Dominion Energy, Inc.	13,839	1,070,031
DTE Energy Co.	3,000	383,640
Duke Energy Corp.	12,200	1,076,528
Edison International	5,300	357,273
El Paso Electric Co.	900	58,860
Entergy Corp.	3,000	308,790
Evergy, Inc.	4,294	258,284
Eversource Energy	5,300	401,528
Exelon Corp.	16,600	795,804
FirstEnergy Corp.	9,400	402,414
Hawaiian Electric Industries, Inc.	1,900	82,745
IDACORP, Inc.	900	90,387
MDU Resources Group, Inc.	3,600	92,880
MGE Energy, Inc.	700	51,156
Middlesex Water Co.	200	11,850
National Fuel Gas Co.	1,100	58,025
New Jersey Resources Corp.	1,600	79,632
NextEra Energy, Inc.	8,100	1,659,366
NiSource, Inc.	6,800	195,840
Northwest Natural Holding Co.	600	41,700
NorthWestern Corp.	1,000	72,150
NRG Energy, Inc.	4,500	158,040
OGE Energy Corp.	3,000	127,680
ONE Gas, Inc.	1,000	90,300
Ormat Technologies, Inc.	800	50,712
Otter Tail Corp.	900	47,529
Pattern Energy Group, Inc., Class A	1,800	41,562
PG&E Corp.(a)	9,000	206,280
Pinnacle West Capital Corp.	1,700	159,953
PNM Resources, Inc.	1,400	71,274
Portland General Electric Co.	1,600	86,672
PPL Corp.	12,100	375,221
Public Service Enterprise Group, Inc.	8,500	499,970
Sempra Energy	4,600	632,224
SJW Group	16,254	987,756
South Jersey Industries, Inc.	1,500	50,595
Southern Co. (The)	17,700	978,456
Southwest Gas Holdings, Inc.	1,000	89,620
Spire, Inc.	1,000	83,920
TerraForm Power, Inc., Class A	2,300	32,890
UGI Corp.	3,100	165,571
Unitil Corp.	200	11,978
Vistra Energy Corp.	7,000	158,480
WEC Energy Group, Inc.	5,300	441,861

See Notes to Schedule of Investments.

38

Schedule of Investments (unaudited)

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

June 30, 2019

Xcel Energy, Inc.	8,600	511,614
York Water Co. (The)	100	3,572
Total Utilities		19,731,249
TOTAL COMMON STOCKS (Cost: $633,343,266)		673,965,925
RIGHTS - 0.0% (b)
MATERIALS - 0.0% (b)
A. Schulman, Inc.(a) (Cost $130)	300	157
SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 2.09%(c)	21,891,215	21,891,215
(Cost: $21,891,215)
TOTAL INVESTMENTS - 100.4% (Cost: $655,234,611)		695,857,297
OTHER ASSETS AND LIABILITIES, NET - (0.4)%		(2,743,520)
NET ASSETS - 100.0%		$693,113,777

(a)	Non-income producing.
(b)	Amount is less than 0.05%.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Futures contracts open at June 30, 2019:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 1.4%
E-Mini Russell 2000 Index	Long	400	09/20/2019	626,840	12,980
E-Mini S&P 500 Index	Long	2,850	09/20/2019	8,390,970	110,903
E-Mini S&P MidCap 400 Index	Long	400	09/20/2019	780,000	15,754
Total					139,637

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019

PFM Multi-Manager Domestic Equity Fund	Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities:
Common Stocks	$673,965,925	$—	$—	$673,965,925
Rights	—	157	—	157
Money Market Fund	21,891,215	—	—	21,891,215
Total Investments in Securities	$695,857,140	$157	$—	$695,857,297
Other Financial Instruments:
Futures Contracts (a)	$139,637	$—	$—	$139,637

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See Notes to Schedule of Investments.

39

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 94.5%
AUSTRALIA - 2.6%
AGL Energy Ltd.	5,597	$78,627
Alumina Ltd.	13,103	21,434
Amcor PLC	103,507	1,176,480
AMP Ltd.	24,483	36,439
APA Group	7,343	55,676
Aristocrat Leisure Ltd.	6,603	142,407
ASX Ltd.	2,134	123,405
Aurizon Holdings Ltd.	21,211	80,412
AusNet Services	10,241	13,481
Australia & New Zealand Banking Group Ltd.	22,275	441,153
Bank of Queensland Ltd.	2,268	15,174
Bendigo & Adelaide Bank Ltd.	2,581	20,983
BHP Group Ltd.	21,188	612,256
BlueScope Steel Ltd.	2,992	25,311
Boral Ltd.	13,761	49,464
Brambles Ltd.	15,104	136,576
Caltex Australia Ltd.	1,396	24,257
Challenger Ltd.	7,241	33,755
CIMIC Group Ltd.	521	16,375
Coca-Cola Amatil Ltd.	11,502	82,526
Cochlear Ltd.	409	59,392
Coles Group Ltd.(a)	7,367	69,046
Commonwealth Bank of Australia	13,605	790,664
Computershare Ltd.	2,473	28,143
Crown Resorts Ltd.	2,028	17,726
CSL Ltd.	3,625	547,160
Dexus	7,243	66,003
Domino's Pizza Enterprises Ltd.	328	8,667
Flight Centre Travel Group Ltd.	298	8,693
Fortescue Metals Group Ltd.	8,334	52,775
Goodman Group	11,840	124,933
GPT Group (The)	13,808	59,618
GWA Group Ltd.	373,802	897,503
Harvey Norman Holdings Ltd.	2,981	8,518
Incitec Pivot Ltd.	9,031	21,620
Insurance Australia Group Ltd.	15,628	90,626
LendLease Group	3,640	33,221
Macquarie Group Ltd.	2,916	256,696
Medibank Pvt Ltd.	24,736	60,607
Mirvac Group	31,578	69,390
MMG Ltd.(a)	12,000	4,194
National Australia Bank Ltd.	21,368	400,837
Newcrest Mining Ltd.	4,631	103,876
Oil Search Ltd.	9,726	48,275
Orica Ltd.	6,751	96,070
Origin Energy Ltd.	10,560	54,194
QBE Insurance Group Ltd.	8,376	69,565
Ramsay Health Care Ltd.	757	38,392
REA Group Ltd.	282	19,014
Santos Ltd.	19,521	97,029
Scentre Group	45,101	121,586
SEEK Ltd.	3,665	54,445
Sonic Healthcare Ltd.	4,893	93,092
South32 Ltd.	30,854	68,882
Stockland	22,414	65,618
Suncorp Group Ltd.	9,462	89,478
Sydney Airport	14,701	82,980
Tabcorp Holdings Ltd.	23,697	74,032
Telstra Corp. Ltd.	25,811	69,764
TPG Telecom Ltd.	1,984	8,970
Transurban Group	20,808	215,326
Treasury Wine Estates Ltd.	5,072	53,127
Vicinity Centres	30,279	52,081
Washington H. Soul Pattinson & Co., Ltd.	706	10,899

See Notes to Schedule of Investments.

40

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Wesfarmers Ltd.	8,502	$215,833
Westpac Banking Corp.	26,793	533,452
Woodside Petroleum Ltd.	6,116	156,120
Woolworths Group Ltd.	9,704	226,386
WorleyParsons Ltd.	2,877	29,711
Total Australia		9,610,420
AUSTRIA - 0.3%
ANDRITZ AG	390	14,679
Erste Group Bank AG(a)	26,517	984,177
OMV AG	1,123	54,718
Raiffeisen Bank International AG	792	18,579
Verbund AG	446	23,329
voestalpine AG	614	18,969
Total Austria		1,114,451
BELGIUM - 1.0%
Ageas	1,180	61,333
Anheuser-Busch InBev S.A.	33,777	2,989,666
Colruyt S.A.	453	26,270
Groupe Bruxelles Lambert S.A.	980	96,147
KBC Group N.V.	1,726	113,126
Proximus SADP	1,106	32,598
Solvay S.A.	1,046	108,355
Telenet Group Holding N.V.	432	24,070
UCB S.A.	1,226	101,656
Umicore S.A.	2,171	69,616
Total Belgium		3,622,837
BRAZIL - 1.1%
Ambev S.A.	37,000	172,380
Atacadao S.A.	3,700	21,198
B2W Cia Digital(a)	1,200	10,225
B3 S.A. - Brasil Bolsa Balcao(a)	19,000	185,351
Banco Bradesco S.A.	10,860	94,602
Banco do Brasil S.A.	5,900	82,878
Banco Santander Brasil S.A., (Unit)	3,200	37,884
BB Seguridade Participacoes S.A.	144,500	1,218,482
BR Malls Participacoes S.A.	7,300	27,242
BRF S.A.(a)	5,200	39,976
CCR S.A.	9,200	32,728
Centrais Eletricas Brasileiras S.A.	2,900	26,621
Cia de Saneamento Basico do Estado de Sao Paulo	75,900	934,333
Cia Siderurgica Nacional S.A.	6,300	27,415
Cielo S.A.	8,700	15,225
Cosan S.A.	1,600	19,229
Embraer S.A.	4,800	24,263
Engie Brasil Energia S.A.	2,000	22,641
Equatorial Energia S.A.	1,300	31,079
Hypera S.A.	2,900	22,649
IRB Brasil Resseguros S/A	1,800	46,173
JBS S.A.	9,400	51,945
Klabin S.A., (Unit)	5,200	22,141
Kroton Educacional S.A.	10,400	29,711
Localiza Rent a Car S.A.	4,225	45,089
Lojas Renner S.A.	5,500	67,548
M Dias Branco S.A.	1,200	12,175
Magazine Luiza S.A.	900	49,482
Multiplan Empreendimentos Imobiliarios S.A.	2,700	19,519
Natura Cosmeticos S.A.	2,400	35,307
Notre Dame Intermedica Participacoes S.A.	3,200	33,600
Petrobras Distribuidora S.A.	4,000	26,042
Petroleo Brasileiro S.A.	21,000	164,174
Porto Seguro S.A.	1,100	14,804
Raia Drogasil S.A.	1,700	33,691
Rumo S.A.(a)	8,100	43,728

See Notes to Schedule of Investments.

41

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Sul America S.A., (Unit)	2,400	$23,450
Suzano S.A.	3,930	33,620
TIM Participacoes S.A.	6,800	20,595
Ultrapar Participacoes S.A.	5,200	27,219
Vale S.A.	23,700	319,831
WEG S.A.	6,900	38,382
Total Brazil		4,204,627
BRITAIN - 12.2%
3i Group PLC	7,248	102,493
Admiral Group PLC	1,976	55,408
AG Barr PLC	70,741	832,794
Anglo American PLC	7,449	212,326
Aon PLC	14,400	2,778,912
Ashtead Group PLC	3,600	103,049
Associated British Foods PLC	2,638	82,514
AstraZeneca PLC	10,064	822,826
Auto Trader Group PLC	8,746	60,844
Aviva PLC	27,718	146,610
BAE Systems PLC	22,644	142,461
Barclays PLC	129,478	246,317
Barratt Developments PLC	7,428	54,014
Berkeley Group Holdings PLC	952	45,107
BHP Group PLC	70,138	1,794,795
Bloomsbury Publishing PLC	295,059	850,592
BP PLC	154,913	1,079,270
British American Tobacco PLC	18,281	638,206
British Land Co. PLC (The)	6,675	45,640
BT Group PLC	59,112	147,481
Bunzl PLC	2,497	65,863
Burberry Group PLC	3,096	73,209
Centrica PLC	39,191	43,689
Close Brothers Group PLC	44,200	793,703
CNH Industrial N.V.	7,597	77,902
Coca-Cola European Partners PLC	23,500	1,327,750
Compass Group PLC	119,140	2,855,064
Croda International PLC	915	59,495
Dart Group PLC	75,847	804,287
Diageo PLC	46,502	1,998,427
Direct Line Insurance Group PLC	10,458	44,067
easyJet PLC	1,415	17,129
Experian PLC	42,537	1,287,833
Ferguson PLC(a)	14,584	1,037,173
Fiat Chrysler Automobiles N.V.(a)	9,463	131,987
G4S PLC	13,305	35,145
Genus PLC	28,876	971,050
GlaxoSmithKline PLC	37,500	750,826
Gooch & Housego PLC	51,400	753,931
Halma PLC	3,392	87,015
Hargreaves Lansdown PLC	1,996	48,643
HSBC Holdings PLC	156,718	1,307,388
Imperial Brands PLC	9,258	217,132
Informa PLC	131,940	1,399,102
InterContinental Hotels Group PLC	1,279	84,007
Intertek Group PLC	1,203	84,057
ITV PLC	26,054	35,734
J Sainsbury PLC	13,793	34,323
John Wood Group PLC	5,328	30,584
Johnson Matthey PLC	1,499	63,373
Kingfisher PLC	15,327	41,829
Land Securities Group PLC	5,213	55,160
Legal & General Group PLC	42,350	144,943
Lloyds Banking Group PLC	550,086	395,327
London Stock Exchange Group PLC	2,251	156,826
Marks & Spencer Group PLC	14,764	39,505
Meggitt PLC	6,155	40,959
Melrose Industries PLC	36,168	83,067

See Notes to Schedule of Investments.

42

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Merlin Entertainments PLC	7,920	$45,170
Micro Focus International PLC	2,629	68,911
Mondi Ltd.	1,111	25,001
Mondi PLC	2,797	63,582
National Grid PLC	26,160	277,668
Next PLC	1,054	73,967
Ocado Group PLC(a)	3,571	52,923
Pearson PLC	5,491	57,139
Persimmon PLC	2,379	60,334
Porvair PLC	144,860	1,070,675
Prudential PLC	120,698	2,630,291
Reckitt Benckiser Group PLC	15,843	1,250,245
RELX PLC(a)	8,058	194,983
RELX PLC	102,287	2,480,427
Rentokil Initial PLC	13,743	69,375
Rio Tinto Ltd.	2,753	200,541
Rio Tinto PLC	8,899	551,559
Rolls-Royce Holdings PLC(a)	11,978	127,837
Royal Bank of Scotland Group PLC	35,040	97,809
RSA Insurance Group PLC	141,347	1,035,376
Sage Group PLC (The)	7,541	76,843
Schroders PLC	988	38,269
Segro PLC	7,283	67,537
Severn Trent PLC	1,822	47,388
Smith & Nephew PLC	6,270	135,762
Smiths Group PLC	2,778	55,212
Spirax-Sarco Engineering PLC	581	67,771
SSE PLC	8,675	123,609
St James's Place PLC	3,772	52,597
Standard Chartered PLC	24,957	226,359
Standard Life Aberdeen PLC	26,800	100,266
SThree PLC	184,000	665,961
Taylor Wimpey PLC	23,658	47,395
Tesco PLC	73,989	213,013
Unilever N.V.	30,250	1,842,318
Unilever PLC	42,630	2,649,781
United Utilities Group PLC	5,067	50,372
Vodafone Group PLC	215,213	353,444
Weir Group PLC (The)	40,403	793,506
Whitbread PLC	1,781	104,698
Wm Morrison Supermarkets PLC	16,546	42,319
WPP PLC	9,164	115,238
Total Britain		46,022,634
CANADA - 5.8%
Agnico Eagle Mines Ltd.	1,700	87,158
Alimentation Couche-Tard, Inc., Class B	3,100	195,083
AltaGas Ltd.	2,400	36,306
Atco Ltd., Class I	1,100	37,077
Aurora Cannabis, Inc.(a)	5,000	39,174
Bank of Montreal	5,300	400,348
Bank of Nova Scotia (The)	9,800	526,388
Barrick Gold Corp.	4,258	59,482
Barrick Gold Corp.	8,400	132,586
BCE, Inc.	1,200	54,596
BlackBerry Ltd.(a)	4,300	32,048
Bombardier, Inc., Class B(a)	18,100	30,407
Brookfield Asset Management, Inc., Class A	31,800	1,521,339
CAE, Inc.	2,300	61,840
Cameco Corp.	42,400	454,581
Canadian Imperial Bank of Commerce	3,100	243,777
Canadian National Railway Co.	17,600	1,628,895
Canadian Natural Resources Ltd.	10,300	277,724
Canadian Pacific Railway Ltd.	1,100	259,076
Canadian Tire Corp. Ltd., Class A	500	54,477
Canadian Utilities Ltd., Class A	1,000	28,223
Canopy Growth Corp.(a)	1,600	64,596
CCL Industries, Inc., Class B	1,200	58,848

See Notes to Schedule of Investments.

43

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Cenovus Energy, Inc.	7,900	$69,677
CGI, Inc.(a)	1,800	138,386
CI Financial Corp.	1,900	30,962
Constellation Software, Inc.	200	188,500
Cronos Group, Inc.(a)	1,300	20,857
Dollarama, Inc.	2,400	84,432
Emera, Inc.	900	36,775
Empire Co., Ltd., Class A	1,900	47,850
Enbridge, Inc.	15,500	559,849
Encana Corp.	15,700	80,565
Fairfax Financial Holdings Ltd.	200	98,165
First Capital Realty, Inc.	2,000	33,386
First Quantum Minerals Ltd.	5,400	51,297
Fortis, Inc.	3,100	122,409
Franco-Nevada Corp.	1,300	110,339
George Weston Ltd.	562	42,645
Gildan Activewear, Inc.	1,500	58,050
Great-West Lifeco, Inc.	2,300	52,953
H&R Real Estate Investment Trust	1,600	27,906
Heroux-Devtek, Inc.(a)	78,547	1,149,220
Husky Energy, Inc.	2,900	27,482
Hydro One Ltd.	2,800	48,835
iA Financial Corp., Inc.	800	32,585
IGM Financial, Inc.	700	19,986
Imperial Oil Ltd.	2,100	58,147
Intact Financial Corp.	1,100	101,655
Inter Pipeline Ltd.	3,000	46,665
Keyera Corp.	1,700	43,748
Kinross Gold Corp.(a)	10,700	41,344
Kirkland Lake Gold Ltd.	1,400	60,317
Laurentian Bank of Canada	24,383	837,499
Loblaw Cos. Ltd.	1,400	71,681
Lundin Mining Corp.	5,000	27,529
Magna International, Inc.	2,300	114,442
Manulife Financial Corp.	13,900	252,621
Methanex Corp.	500	22,699
Metro, Inc.	1,900	71,296
National Bank of Canada	34,100	1,619,916
Nutrien Ltd.	4,900	262,109
Onex Corp.	800	48,255
Open Text Corp.	3,100	127,925
Pembina Pipeline Corp.	3,600	134,016
Power Corp. of Canada	2,090	45,022
Power Financial Corp.	2,000	46,001
PrairieSky Royalty Ltd.	2,100	29,506
Quebecor, Inc., Class B	1,600	38,108
Restaurant Brands International, Inc.	1,700	118,223
RioCan Real Estate Investment Trust	3,500	69,463
Rogers Communications, Inc., Class B	22,100	1,183,009
Royal Bank of Canada	11,700	929,800
Saputo, Inc.	1,700	50,888
Shaw Communications, Inc., Class B	3,400	69,373
ShawCor Ltd.	51,130	715,285
Shopify, Inc., Class A(a)	800	240,437
SmartCentres Real Estate Investment Trust	600	15,216
SNC-Lavalin Group, Inc.	1,500	30,331
Stars Group, Inc. (The)(a)	1,600	27,307
Sun Life Financial, Inc.	4,300	178,068
Suncor Energy, Inc.	84,900	2,648,364
TC Energy Corp.	6,800	337,105
Teck Resources Ltd., Class B	3,800	87,691
TELUS Corp.	1,600	59,147
Thomson Reuters Corp.	1,530	98,701
TMX Group Ltd.	8,100	563,484
Toronto-Dominion Bank (The)	14,500	847,268
Tourmaline Oil Corp.	2,000	25,474
Vermilion Energy, Inc.	1,100	23,898

See Notes to Schedule of Investments.

44

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

West Fraser Timber Co., Ltd.	500	$22,794
Wheaton Precious Metals Corp.	3,400	82,225
WSP Global, Inc.	800	44,040
Total Canada		21,985,232
CHILE - 0.1%
Aguas Andinas S.A., Class A	13,997	8,262
Antofagasta PLC	3,095	36,538
Banco de Chile	136,055	20,058
Banco de Credito e Inversiones S.A.	254	17,524
Banco Santander Chile	353,053	26,311
Cencosud S.A.	7,663	15,041
Cia Cervecerias Unidas S.A.	791	11,148
Colbun S.A.	42,241	8,727
Empresa Nacional de Telecomunicaciones S.A.	808	8,228
Empresas CMPC S.A.	6,691	18,366
Empresas COPEC S.A.	5,345	58,559
Enel Americas S.A.	153,768	27,119
Enel Chile S.A.	150,167	14,272
Itau CorpBanca	822,850	6,871
Latam Airlines Group S.A.	1,623	15,269
SACI Falabella	4,034	26,342
Total Chile		318,635
CHINA - 4.9%
3SBio, Inc.(a)	5,500	9,449
51job, Inc., ADR(a)	200	15,100
58.com, Inc., ADR(a)	16,600	1,032,022
AAC Technologies Holdings, Inc.	6,500	36,903
AECC Aviation Power Co., Ltd., Class A	14,300	47,283
Agile Group Holdings Ltd.	8,000	10,712
Agricultural Bank of China Ltd., Class H	227,000	95,023
Air China Ltd., Class H	10,000	10,087
Alibaba Group Holding Ltd., ADR(a)	10,800	1,830,060
Aluminum Corp. of China Ltd., Class H(a)	22,000	7,801
Angang Steel Co., Ltd., Class H	15,600	7,109
Anhui Conch Cement Co., Ltd., Class H	9,000	56,396
ANTA Sports Products Ltd.	9,000	61,811
Autohome, Inc., ADR(a)	500	42,810
AVIC Aircraft Co., Ltd., Class A	15,900	36,461
AviChina Industry & Technology Co., Ltd., Class H	11,000	6,013
BAIC Motor Corp. Ltd., Class H	9,000	5,645
Baidu, Inc., ADR(a)	2,100	246,456
Bank of China Ltd., Class H	857,000	362,034
Bank of Communications Co., Ltd., Class H	76,000	57,693
Baozun, Inc., ADR(a)	300	14,958
BBMG Corp., Class H	28,000	8,997
BeiGene Ltd., ADR(a)	200	24,790
Beijing Capital International Airport Co., Ltd., Class H	10,000	8,769
BYD Co., Ltd., Class H	6,000	36,215
BYD Electronic International Co., Ltd.	3,500	5,000
CGN Power Co., Ltd., Class H	57,000	15,688
China Cinda Asset Management Co., Ltd., Class H	47,000	10,830
China CITIC Bank Corp. Ltd., Class H	48,000	27,344
China Coal Energy Co., Ltd., Class H(a)	25,000	10,401
China Communications Construction Co., Ltd., Class H	24,000	21,475
China Communications Services Corp. Ltd., Class H	12,000	9,309
China Conch Venture Holdings Ltd.	8,500	30,032
China Construction Bank Corp., Class H	800,000	689,223
China Eastern Airlines Corp. Ltd., Class H(a)	14,000	8,262
China Everbright Bank Co., Ltd., Class H	14,000	6,416
China Evergrande Group	18,000	50,463
China Galaxy Securities Co., Ltd., Class H	18,000	10,669
China Huarong Asset Management Co., Ltd., Class H	54,000	9,401
China International Capital Corp. Ltd., Class H	7,600	15,333
China Life Insurance Co., Ltd., Class H	51,000	125,612
China Literature Ltd.(a)	800	3,769

See Notes to Schedule of Investments.

45

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

China Longyuan Power Group Corp. Ltd., Class H	17,000	$10,903
China Medical System Holdings Ltd.	7,000	6,416
China Merchants Bank Co., Ltd., Class H	47,000	234,347
China Minsheng Banking Corp. Ltd., Class H	173,900	120,435
China Molybdenum Co., Ltd., Class H	21,000	6,640
China National Building Material Co., Ltd., Class H	20,000	17,538
China Oilfield Services Ltd., Class H	10,000	9,895
China Pacific Insurance Group Co., Ltd., Class H	18,800	73,523
China Petroleum & Chemical Corp., Class H	170,000	115,557
China Railway Construction Corp. Ltd., Class H	10,500	12,877
China Railway Group Ltd., Class H	21,000	15,968
China Railway Signal & Communication Corp. Ltd., Class H	16,000	11,634
China Reinsurance Group Corp., Class H	59,000	10,498
China Resources Pharmaceutical Group Ltd.	10,000	11,278
China Shenhua Energy Co., Ltd., Class H	24,000	50,263
China Southern Airlines Co., Ltd., Class H	10,000	6,964
China Spacesat Co., Ltd., Class A	11,700	38,413
China Telecom Corp. Ltd., Class H	106,000	53,328
China Tower Corp. Ltd., Class H	322,000	84,501
China Vanke Co., Ltd., Class H	21,800	81,767
China Zhongwang Holdings Ltd.	20,000	10,087
Chongqing Rural Commercial Bank Co., Ltd., Class H	13,000	7,073
CIFI Holdings Group Co., Ltd.	18,000	11,867
CITIC Securities Co., Ltd., Class H(a)	19,000	39,597
CNOOC Ltd.	158,000	270,220
COSCO SHIPPING Holdings Co., Ltd., Class H(a)	13,000	5,076
Country Garden Holdings Co., Ltd.	55,000	83,644
Country Garden Services Holdings Co., Ltd.	9,000	20,807
CRRC Corp. Ltd.	22,000	18,390
CSPC Pharmaceutical Group Ltd.	34,000	54,841
Ctrip.com International Ltd., ADR(a)	3,200	118,112
Dali Foods Group Co., Ltd.	10,000	6,644
Datang International Power Generation Co., Ltd., Class H	36,000	9,033
DHC Software Co., Ltd., Class A	34,900	35,518
Dongfeng Motor Group Co., Ltd., Class H	14,000	11,470
ENN Energy Holdings Ltd.	6,000	58,374
Fosun International Ltd.	14,000	18,603
Future Land Development Holdings Ltd.	8,000	10,528
Fuyao Glass Industry Group Co., Ltd., Class H	2,800	8,692
GDS Holdings Ltd., ADR(a)	400	15,028
Geely Automobile Holdings Ltd.	35,000	59,859
Genscript Biotech Corp.(a)	6,000	15,070
GF Securities Co., Ltd., Class H	7,200	8,563
GOME Retail Holdings Ltd.(a)	58,000	6,237
Great Wall Motor Co., Ltd., Class H	16,500	11,807
Greatview Aseptic Packaging Co., Ltd.	1,347,000	769,054
Guangzhou Automobile Group Co., Ltd., Class H	16,800	17,936
Guangzhou R&F Properties Co., Ltd.	5,200	9,998
Guotai Junan Securities Co., Ltd., Class H(a)	3,000	5,346
Haitian International Holdings Ltd.	3,000	6,229
Haitong Securities Co., Ltd., Class A	23,600	48,758
Haitong Securities Co., Ltd., Class H	28,400	31,848
Hengan International Group Co., Ltd.	6,000	44,126
Huaneng Power International, Inc., Class H	22,000	12,955
Huaneng Renewables Corp. Ltd., Class H(a)	26,000	7,156
Huatai Securities Co., Ltd., Class H	8,800	15,140
Huazhu Group Ltd., ADR	800	29,000
Industrial & Commercial Bank of China Ltd., Class H	618,000	450,939
Inner Mongolia Yitai Coal Co., Ltd., Class B	58,300	63,197
iQIYI, Inc., ADR(a)	700	14,455
JD.com, Inc., ADR(a)	5,500	166,595
Jiangsu Expressway Co., Ltd., Class H	6,000	8,541
Jiangxi Copper Co., Ltd., Class H	7,000	9,319
Jinduicheng Molybdenum Co., Ltd., Class A	61,293	59,791
Kaisa Group Holdings Ltd.(a)	25,000	12,353
Kingdee International Software Group Co., Ltd.	14,000	15,144

See Notes to Schedule of Investments.

46

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Kingsoft Corp. Ltd.(a)	4,000	$8,654
Kweichow Moutai Co., Ltd., Class A	500	71,633
KWG Group Holdings Ltd.(a)	9,500	9,644
Legend Holdings Corp., Class H	3,700	8,706
Lenovo Group Ltd.	56,000	43,371
Li Ning Co., Ltd.	19,000	44,802
Logan Property Holdings Co., Ltd.	10,000	16,181
Longfor Group Holdings Ltd.	22,000	82,940
Luye Pharma Group Ltd.	12,000	8,695
Meitu, Inc.(a)	7,000	2,258
Meituan Dianping, Class B(a)	8,500	74,536
Metallurgical Corp. of China Ltd., Class H	35,000	9,364
Momo, Inc., ADR	1,100	39,380
NetEase, Inc., ADR	600	153,462
New China Life Insurance Co., Ltd., Class H	4,400	21,404
New Oriental Education & Technology Group, Inc., ADR(a)	1,100	106,238
NIO, Inc., ADR(a)	7,100	18,105
Noah Holdings Ltd., ADR(a)	400	17,020
Offshore Oil Engineering Co., Ltd., Class A	45,300	36,935
People's Insurance Co. Group of China Ltd. (The), Class H	37,000	14,446
PetroChina Co., Ltd., Class H	142,000	78,347
PICC Property & Casualty Co., Ltd., Class H	50,000	53,957
Pinduoduo, Inc., ADR(a)	1,300	26,819
Ping An Insurance Group Co. of China Ltd., Class H	279,000	3,350,129
Postal Savings Bank of China Co., Ltd., Class H	60,000	35,639
Semiconductor Manufacturing International Corp.(a)	16,000	17,819
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	10,876
Shanghai Electric Group Co., Ltd., Class H	16,000	5,796
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,500	7,569
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	103,560	125,308
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	4,700	9,241
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	75,700	51,692
Shenzhou International Group Holdings Ltd.	5,000	68,743
Shui On Land Ltd.	42,500	9,847
Sihuan Pharmaceutical Holdings Group Ltd.	47,000	10,589
SINA Corp.(a)	400	17,252
Sino-Ocean Group Holding Ltd.	16,000	6,800
Sinopec Engineering Group Co., Ltd., Class H	13,500	11,441
Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,000	7,143
Sinopharm Group Co., Ltd., Class H	6,400	22,530
Sinotrans Ltd., Class H	22,000	7,998
Sinotruk Hong Kong Ltd.	7,500	12,981
SOHO China Ltd.	11,000	3,886
Sunac China Holdings Ltd.	17,000	83,567
Sunny Optical Technology Group Co., Ltd.	5,100	52,686
TAL Education Group, ADR(a)	2,500	95,250
Tencent Holdings Ltd.	83,200	3,755,433
Tingyi Cayman Islands Holding Corp.	10,000	16,693
Tong Ren Tang Technologies Co., Ltd., Class H	7,000	8,343
TravelSky Technology Ltd., Class H	5,000	10,049
Tsingtao Brewery Co., Ltd., Class H	2,000	12,737
Uni-President China Holdings Ltd.	12,000	13,365
Vipshop Holdings Ltd., ADR(a)	2,200	18,986
Want Want China Holdings Ltd.	46,000	37,393
Weibo Corp., ADR(a)	500	21,775
Weichai Power Co., Ltd., Class H	10,000	16,898
Wuxi Biologics Cayman, Inc.(a)	3,000	26,940
Xiaomi Corp., Class B(a)	20,600	26,371
Xinyi Solar Holdings Ltd.	37,411	18,438
Yangzijiang Shipbuilding Holdings Ltd.	12,800	14,474
Yanzhou Coal Mining Co., Ltd., Class H	10,000	9,345
Yestar Healthcare Holdings Co., Ltd.(a)	2,777,500	497,779
Yum China Holdings, Inc.	2,600	120,120
Yuzhou Properties Co., Ltd.	19,776	9,291
YY, Inc., ADR(a)	300	20,907
Zhejiang Expressway Co., Ltd., Class H	8,000	8,428
ZhongAn Online P&C Insurance Co., Ltd., Class H(a)	1,800	4,943

See Notes to Schedule of Investments.

47

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Zhongsheng Group Holdings Ltd.	3,000	$8,353
Zhuzhou CRRC Times Electric Co., Ltd., Class H	2,900	15,276
Zijin Mining Group Co., Ltd., Class H	30,000	12,174
ZTE Corp., Class H(a)	8,000	23,094
ZTO Express Cayman, Inc., ADR	2,000	38,240
Total China		18,543,113
COLOMBIA - 0.0% (b)
Bancolombia S.A.	1,808	21,740
Cementos Argos S.A.	4,456	10,400
Ecopetrol S.A.	33,853	30,761
Grupo Argos S.A.	2,532	13,631
Grupo de Inversiones Suramericana S.A.	1,799	19,090
Interconexion Electrica S.A. ESP	3,772	20,964
Total Colombia		116,586
CZECH - 0.0% (b)
CEZ A/S(a)	864	20,865
Komercni banka A/S	407	16,218
Moneta Money Bank A/S	2,599	8,903
Total Czech		45,986
EGYPT - 0.0% (b)
Commercial International Bank Egypt SAE	18,414	80,516
Eastern Co. SAE	20,281	18,769
ElSewedy Electric Co.	27,586	23,463
Total Egypt		122,748
FINLAND - 1.2%
Elisa Oyj	934	45,573
Fortum Oyj	3,823	84,487
Kone Oyj, Class B	3,046	179,761
Metso Oyj	772	30,329
Neste Oyj	2,997	101,691
Nokia Oyj	43,935	218,119
Nokian Renkaat Oyj(a)	805	25,136
Nordea Bank Abp	152,485	1,107,083
Orion Oyj, Class B	806	29,539
Sampo Oyj, Class A	29,823	1,407,337
Stora Enso Oyj, Class R	7,695	90,431
UPM-Kymmene Oyj	5,595	148,682
Vaisala Oyj, Class A	38,449	957,476
Wartsila Oyj Abp	4,420	64,106
Total Finland		4,489,750
FRANCE - 8.8%
Accor S.A.	1,312	56,318
Aeroports de Paris	222	39,178
Air Liquide S.A.	13,413	1,876,749
Airbus SE	4,308	610,761
Alstom S.A.	1,145	53,121
Amundi S.A.	13,804	963,767
Arkema S.A.	492	45,752
Atos SE	13,438	1,123,411
AXA S.A.	13,806	362,642
BioMerieux	372	30,816
BNP Paribas S.A.	9,519	452,067
Bollore S.A.	7,640	33,707
Bouygues S.A.	1,523	56,405
Bureau Veritas S.A.	2,033	50,211
Capgemini SE	1,139	141,625
Carrefour S.A.	4,141	79,954
Casino Guichard Perrachon S.A.	797	27,188
Cie de Saint-Gobain	3,540	137,968
Cie Generale des Etablissements Michelin SCA	8,514	1,079,946

See Notes to Schedule of Investments.

48

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

CNP Assurances	1,719	$39,015
Coface S.A.(a)	94,714	955,293
Covivio	348	36,425
Credit Agricole S.A.	9,566	114,703
Danone S.A.	4,745	401,968
Dassault Aviation S.A.	18	25,871
Dassault Systemes SE	8,232	1,313,293
Edenred	1,634	83,351
Eiffage S.A.	543	53,681
Electricite de France S.A.	4,265	53,759
Engie S.A.	96,333	1,461,267
EssilorLuxottica S.A.	2,533	330,512
Eurazeo S.A.	413	28,788
Eutelsat Communications S.A.	1,535	28,695
Faurecia S.A.	779	36,150
Gecina S.A.	366	54,769
Getlink S.E	3,531	56,573
Hermes International	225	162,259
ICADE	379	34,735
Iliad S.A.	241	27,064
Imerys S.A.	342	18,130
Ingenico Group S.A.	480	42,453
Ipsen S.A.	292	39,844
IPSOS	29,259	771,874
JCDecaux S.A.	1,098	33,261
Kering S.A.	605	357,801
Klepierre S.A.	1,609	53,936
L'Oreal S.A.	1,954	556,584
Lectra	34,860	893,866
Legrand S.A.	2,591	189,442
LVMH Moet Hennessy Louis Vuitton SE	5,344	2,274,495
Natixis S.A.	7,008	28,202
Orange S.A.	13,297	209,639
Pernod Ricard S.A.	1,586	292,248
Peugeot S.A.	3,877	95,533
Publicis Groupe S.A.	1,409	74,389
Remy Cointreau S.A.	224	32,297
Renault S.A.	1,619	101,787
Robertet S.A.	1,430	1,039,048
Safran S.A.	24,829	3,637,830
Sanofi	35,183	3,036,901
Sartorius Stedim Biotech	181	28,547
Schneider Electric SE	4,610	418,104
SCOR SE	1,263	55,378
SEB S.A.	211	37,933
Societe BIC S.A.	303	23,102
Societe Generale S.A.	6,371	160,972
Sodexo S.A.	641	74,929
Suez	2,870	41,414
Teleperformance	405	81,145
Thales S.A.	705	87,100
TOTAL S.A.	31,539	1,767,149
Ubisoft Entertainment S.A.(a)	553	43,288
Unibail-Rodamco-Westfield	8,286	59,742
Unibail-Rodamco-Westfield	612	91,686
Valeo S.A.	1,770	57,562
Veolia Environnement S.A.	3,763	91,654
Vinci S.A.	17,284	1,770,007
Vivendi S.A.	64,904	1,786,755
Wendel S.A.	299	40,765
Worldline S.A.(a)	253	18,412
Total France		33,034,961
GERMANY - 5.8%
1&1 Drillisch AG	434	14,469
adidas AG	1,518	468,641
Allianz SE	3,152	759,838
AP Moller - Maersk A/S, Class A	26	30,182
AP Moller - Maersk A/S, Class B	42	52,096

See Notes to Schedule of Investments.

49

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Axel Springer SE	410	$28,882
BASF SE	15,146	1,100,863
Bayer AG	7,277	504,259
Bayerische Motoren Werke AG	2,321	171,786
Beiersdorf AG	743	89,176
Brenntag AG	1,193	58,753
Brodrene Hartmann A/S	12,894	620,721
Carl Zeiss Meditec AG	307	30,284
Carlsberg A/S, Class B	14,396	1,908,457
Chr Hansen Holding A/S	1,057	99,257
Coloplast A/S, Class B	754	85,208
Commerzbank AG(a)	7,613	54,702
Continental AG	786	114,598
Covestro AG	1,428	72,599
Daimler AG	7,171	398,942
Danske Bank A/S	5,126	81,019
Delivery Hero AG(a)	776	35,199
Demant A/S(a)	761	23,662
Deutsche Bank AG	13,963	107,648
Deutsche Boerse AG	1,358	192,096
Deutsche Lufthansa AG	1,781	30,519
Deutsche Post AG	8,110	266,512
Deutsche Telekom AG	25,552	441,987
Deutsche Wohnen SE	2,551	93,607
DSV A/S	1,351	132,668
E.ON SE	15,469	168,000
Evonik Industries AG	1,269	36,955
Fraport AG Frankfurt Airport Services Worldwide	353	30,346
Fresenius Medical Care AG & Co. KGaA	1,547	121,448
Fresenius SE & Co. KGaA	2,969	160,970
GEA Group AG	1,312	37,297
Genmab A/S(a)	531	97,639
Gerresheimer AG	11,362	836,553
H Lundbeck A/S	494	19,514
Hannover Rueck SE	438	70,823
HeidelbergCement AG	1,110	89,817
Henkel AG & Co. KGaA	995	91,362
HOCHTIEF AG	178	21,677
HUGO BOSS AG	493	32,795
Infineon Technologies AG	11,161	197,348
Innogy SE	1,168	50,004
ISS A/S	1,152	34,766
KION Group AG	550	34,672
Knorr-Bremse AG	423	47,137
KWS S.A.A. t SE	11,935	871,277
LANXESS AG	642	38,151
Merck KGaA	934	97,666
METRO AG	1,714	31,330
MTU Aero Engines AG	386	91,954
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,038	260,494
Novo Nordisk A/S, Class B	14,097	718,364
Novozymes A/S, Class B	2,398	111,824
Orsted A/S	1,476	127,629
Pandora A/S	731	26,003
Puma SE	690	46,017
Royal Unibrew A/S	10,263	748,913
RWE AG	3,807	93,808
SAF-Holland S.A.	60,714	704,187
SAP SE	32,247	4,428,036
Siemens AG	5,629	669,517
Siemens Healthineers AG	1,150	48,527
Symrise AG	11,814	1,137,028
Telefonica Deutschland Holding AG	7,077	19,772
thyssenkrupp AG	3,306	48,212
Tryg A/S	966	31,405
TUI AG	3,437	33,714
Uniper SE	1,559	47,208

See Notes to Schedule of Investments.

50

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

United Internet AG	983	$32,371
Vestas Wind Systems A/S	1,495	129,135
Volkswagen AG	250	42,968
Vonovia SE	19,004	907,597
Wirecard AG	833	140,234
Zalando SE(a)	856	37,980
Total Germany		21,969,074
GREECE - 0.1% (b)
Alpha Bank AE(a)	7,437	14,884
Eurobank Ergasias S.A.(a)	35,854	35,266
Hellenic Telecommunications Organization S.A.	1,312	19,394
JUMBO S.A.	2,531	48,926
Motor Oil Hellas Corinth Refineries S.A.	677	17,321
OPAP S.A.	5,986	67,046
Titan Cement Co. S.A.	248	4,839
Total Greece		207,676
HONG KONG - 2.9%
AIA Group Ltd.	196,400	2,118,195
Alibaba Health Information Technology Ltd.(a)	18,000	17,236
Alibaba Pictures Group Ltd.(a)	70,000	15,054
ASM Pacific Technology Ltd.	1,600	16,386
Bank of East Asia Ltd. (The)	14,303	40,007
Beijing Enterprises Holdings Ltd.	2,500	12,705
Beijing Enterprises Water Group Ltd.(a)	30,000	17,819
BOC Hong Kong Holdings Ltd.	32,500	127,933
Brilliance China Automotive Holdings Ltd.	16,000	17,697
China Agri-Industries Holdings Ltd.	27,000	8,675
China Ding Yi Feng Holdings Ltd.	8,000	23,657
China Everbright International Ltd.	17,814	16,442
China Everbright Ltd.	4,000	5,909
China First Capital Group Ltd.(a)	22,000	6,562
China Gas Holdings Ltd.	15,600	58,013
China Jinmao Holdings Group Ltd.	28,000	17,026
China Mengniu Dairy Co., Ltd.(a)	19,000	73,576
China Merchants Port Holdings Co., Ltd.	8,000	13,600
China Mobile Ltd.	48,500	441,744
China Overseas Land & Investment Ltd.	26,000	95,856
China Power International Development Ltd.	49,000	11,981
China Resources Beer Holdings Co., Ltd.	12,000	56,991
China Resources Cement Holdings Ltd.	14,000	13,567
China Resources Gas Group Ltd.	10,000	49,605
China Resources Land Ltd.	18,000	79,266
China Resources Power Holdings Co., Ltd.	10,000	14,593
China State Construction International Holdings Ltd.	10,000	10,267
China Taiping Insurance Holdings Co., Ltd.(a)	14,600	39,062
China Traditional Chinese Medicine Holdings Co., Ltd.	16,000	7,783
China Unicom Hong Kong Ltd.	44,000	48,271
CITIC Ltd.	42,000	60,540
CK Asset Holdings Ltd.	22,500	176,130
CK Hutchison Holdings Ltd.	19,500	192,212
CK Infrastructure Holdings Ltd.	3,500	28,541
CLP Holdings Ltd.	11,000	121,382
COSCO SHIPPING Ports Ltd.	8,183	8,076
Dairy Farm International Holdings Ltd.	2,300	16,445
Far East Horizon Ltd.	12,000	12,274
Fullshare Holdings Ltd.(a)	37,500	2,328
Galaxy Entertainment Group Ltd.	18,000	121,318
Guangdong Investment Ltd.	26,000	51,456
Haier Electronics Group Co., Ltd.(a)	12,000	33,181
Hang Lung Properties Ltd.	37,000	88,004
Hang Seng Bank Ltd.	7,700	191,719
Henderson Land Development Co., Ltd.	10,560	58,196
HK Electric Investments & HK Electric Investments Ltd.	14,000	14,337
HKT Trust & HKT Ltd.	34,000	53,970
Hong Kong & China Gas Co., Ltd.	69,850	154,871

See Notes to Schedule of Investments.

51

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Hong Kong Exchanges & Clearing Ltd.	9,800	$345,999
Hongkong Land Holdings Ltd.	8,900	57,316
Hutchison China MediTech Ltd., ADR(a)	300	6,600
Hysan Development Co., Ltd.	7,000	36,157
Jardine Matheson Holdings Ltd.	1,500	94,530
Jardine Strategic Holdings Ltd.	1,600	61,008
Kerry Properties Ltd.	3,500	14,696
Kingboard Holdings Ltd.	3,500	9,745
Kingboard Laminates Holdings Ltd.	5,500	5,041
Kunlun Energy Co., Ltd.	18,000	15,692
Lee & Man Paper Manufacturing Ltd.	8,000	5,602
Link REIT	20,000	245,785
Mandarin Oriental International Ltd.	394,007	701,332
Melco Resorts & Entertainment Ltd., ADR	2,100	45,612
MTR Corp. Ltd.	14,049	94,599
New World Development Co., Ltd.	45,000	70,394
Nine Dragons Paper Holdings Ltd.	9,000	7,984
NWS Holdings Ltd.	8,000	16,447
PCCW Ltd.	145,000	83,714
Pico Far East Holdings Ltd.	1,878,000	637,083
Power Assets Holdings Ltd.	10,000	71,943
Shanghai Industrial Holdings Ltd.	3,000	6,506
Shangri-La Asia Ltd.	6,000	7,566
Shenzhen International Holdings Ltd.	7,556	14,993
Shenzhen Investment Ltd.	34,000	12,535
Shimao Property Holdings Ltd.	6,500	19,804
Sino Biopharmaceutical Ltd.	50,000	51,141
Sino Land Co., Ltd.	24,754	41,512
Sitoy Group Holdings Ltd.	2,942,000	564,922
SJM Holdings Ltd.	11,000	12,518
SmarTone Telecommunications Holdings Ltd.	724,000	689,550
SSY Group Ltd.	8,000	7,230
Sun Art Retail Group Ltd.	13,000	12,315
Sun Hung Kai Properties Ltd.	13,000	220,503
Swire Pacific Ltd., Class A	4,500	55,302
Swire Properties Ltd.	12,200	49,274
Techtronic Industries Co., Ltd.	10,500	80,379
Towngas China Co., Ltd.(a)	11,000	7,928
Vinda International Holdings Ltd.	440,000	748,006
Vitasoy International Holdings Ltd.	6,000	28,841
Wasion Holdings Ltd.	1,310,000	479,614
WH Group Ltd.	84,500	85,671
Wharf Holdings Ltd. (The)	7,000	18,549
Wharf Real Estate Investment Co., Ltd.	10,000	70,471
Wheelock & Co., Ltd.	8,000	57,350
Yue Yuen Industrial Holdings Ltd.	4,000	10,958
Yuexiu Property Co., Ltd.	34,000	7,704
Total Hong Kong		10,848,879
HUNGARY - 0.0% (b)
MOL Hungarian Oil & Gas PLC	1,974	21,900
OTP Bank Nyrt	1,915	76,166
Richter Gedeon Nyrt	748	13,783
Total Hungary		111,849
INDIA - 1.6%
Dr Reddy's Laboratories Ltd., ADR	6,000	224,820
GAIL India Ltd., GDR	8,000	216,800
ICICI Bank Ltd., ADR	234,635	2,954,055
Infosys Ltd., ADR	40,000	428,000
Larsen & Toubro Ltd., GDR	19,766	441,770
Mahindra & Mahindra Ltd., GDR	32,202	299,478
Reliance Industries Ltd., GDR(a)	15,278	552,300
State Bank of India, GDR(a)	6,000	310,800
Tata Motors Ltd., ADR(a)	12,000	140,160
Tata Steel Ltd., GDR	27,000	194,400

See Notes to Schedule of Investments.

52

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Vedanta Ltd., ADR	18,000	$183,060
Wipro Ltd., ADR	53,333	230,932
Total India		6,176,575
INDONESIA - 0.5%
Adaro Energy Tbk PT	77,000	7,413
Astra International Tbk PT	144,700	76,306
Bank Central Asia Tbk PT	95,200	201,990
Bank Mandiri Persero Tbk PT	135,400	76,913
Bank Negara Indonesia Persero Tbk PT	39,900	25,983
Bank Rakyat Indonesia Persero Tbk PT	390,900	120,639
Charoen Pokphand Indonesia Tbk PT	67,200	22,499
Gudang Garam Tbk PT	9,100	49,518
Hanjaya Mandala Sampoerna Tbk PT	49,800	11,069
Indah Kiat Pulp & Paper Corp. Tbk PT	16,200	10,750
Indocement Tunggal Prakarsa Tbk PT	9,900	14,015
Indofood CBP Sukses Makmur Tbk PT	12,500	8,981
Indofood Sukses Makmur Tbk PT	23,500	11,686
Kalbe Farma Tbk PT	112,900	11,668
Perusahaan Gas Negara Tbk PT	58,400	8,722
Semen Indonesia Persero Tbk PT	15,900	13,027
Surya Citra Media Tbk PT	31,300	3,567
Telekomunikasi Indonesia Persero Tbk PT	444,300	130,200
Telekomunikasi Indonesia Persero Tbk PT, ADR	35,300	1,032,172
Unilever Indonesia Tbk PT	28,700	91,417
United Tractors Tbk PT	9,000	17,965
Total Indonesia		1,946,500
IRELAND - 1.9%
Accenture PLC, Class A	7,000	1,293,390
AerCap Holdings N.V.(a)	1,000	52,010
CRH PLC	7,709	250,821
DCC PLC	752	67,041
Flutter Entertainment PLC	632	47,578
Grafton Group PLC, (Unit)	74,200	759,496
Irish Continental Group PLC, (Unit)	149,164	739,519
James Hardie Industries PLC	3,662	48,076
Kerry Group PLC, Class A	1,464	174,795
Medtronic PLC	28,100	2,736,659
Ryanair Holdings PLC, ADR(a)	12,700	814,578
Total Ireland		6,983,963
ISLE OF MAN - 0.0% (b)
GVC Holdings PLC	4,004	33,143
ISRAEL - 0.5%
Azrieli Group Ltd.	494	33,083
Bank Hapoalim BM(a)	10,835	80,333
Bank Leumi Le-Israel BM	170,139	1,228,082
Check Point Software Technologies Ltd.(a)	900	104,049
CyberArk Software Ltd.(a)	300	38,352
Elbit Systems Ltd.	126	18,748
Israel Chemicals Ltd.	8,256	43,237
Israel Discount Bank Ltd., Class A	18,541	75,696
Mizrahi Tefahot Bank Ltd.	2,058	47,442
Nice Ltd.(a)	527	71,634
Teva Pharmaceutical Industries Ltd., ADR(a)	7,400	68,302
Wix.com Ltd.(a)	300	42,630
Total Israel		1,851,588
ITALY - 0.9%
Assicurazioni Generali SpA	8,304	156,368
Atlantia SpA	3,697	96,310
Banca IFIS SpA	41,194	556,011
Biesse SpA	32,229	413,385
Davide Campari-Milano SpA	4,870	47,707
Enel SpA	64,593	450,975

See Notes to Schedule of Investments.

53

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Eni SpA	19,203	$318,933
Ferrari N.V.	896	145,491
FinecoBank Banca Fineco SpA	5,661	63,148
Intesa Sanpaolo SpA	112,684	241,146
Leonardo SpA	3,508	44,457
Mediobanca Banca di Credito Finanziario SpA	4,838	49,875
Moncler SpA	1,412	60,370
Pirelli & C SpA	3,701	21,875
Poste Italiane SpA	4,376	46,077
Prysmian SpA	1,853	38,243
Recordati SpA	918	38,268
Snam SpA	16,813	83,565
Telecom Italia SpA/Milano(a)	87,857	47,973
Telecom Italia SpA/Milano	52,245	27,096
Terna Rete Elettrica Nazionale SpA	10,390	66,161
UniCredit SpA	17,841	219,627
Total Italy		3,233,061
JAPAN - 14.2%
ABC-Mart, Inc.	300	19,533
Acom Co., Ltd.	3,800	13,675
Advantest Corp.	2,000	55,002
Aeon Co., Ltd.	4,200	72,107
AEON Financial Service Co., Ltd.	900	14,483
Aeon Mall Co., Ltd.	900	13,540
AGC, Inc.	1,100	38,005
Air Water, Inc.	1,100	18,814
Aisin Seiki Co., Ltd.	1,000	34,411
Ajinomoto Co., Inc.	2,900	50,245
Alfresa Holdings Corp.	1,300	32,049
Alps Alpine Co., Ltd.	1,100	18,528
Amada Holdings Co., Ltd.	2,400	27,002
ANA Holdings, Inc.	800	26,475
Aozora Bank Ltd.	800	19,188
Ariake Japan Co., Ltd.	13,700	864,073
Asahi Group Holdings Ltd.	3,100	139,308
Asahi Intecc Co., Ltd.	1,200	29,540
Asahi Kasei Corp.	8,600	91,612
Astellas Pharma, Inc.	17,500	249,154
Bandai Namco Holdings, Inc.	1,700	82,465
Bank of Kyoto Ltd. (The)	400	15,452
Benesse Holdings, Inc.	600	13,957
Bridgestone Corp.	5,100	200,660
Brother Industries Ltd.	1,500	28,312
Calbee, Inc.	600	16,183
Canon, Inc.	8,200	239,273
Casio Computer Co., Ltd.	1,400	17,374
Central Japan Railway Co.	1,300	260,205
Chiba Bank Ltd. (The)	3,700	18,051
Chubu Electric Power Co., Inc.	3,800	53,274
Chugai Pharmaceutical Co., Ltd.	1,500	97,946
Chugoku Electric Power Co., Inc. (The)	2,000	25,191
Coca-Cola Bottlers Japan Holdings, Inc.	900	22,781
Concordia Financial Group Ltd.	6,500	24,176
Credit Saison Co., Ltd.	1,200	14,035
CyberAgent, Inc.	600	21,732
Dai Nippon Printing Co., Ltd.	1,600	34,073
Dai-ichi Life Holdings, Inc.	7,200	108,519
Daicel Corp.	2,000	17,771
Daifuku Co., Ltd.	700	39,280
Daiichi Sankyo Co., Ltd.	5,000	261,327
Daikin Industries Ltd.	2,300	300,046
Daiseki Co., Ltd.	32,700	817,083
Daito Trust Construction Co., Ltd.	500	63,697
Daiwa House Industry Co., Ltd.	72,200	2,103,420
Daiwa House REIT Investment Corp.	12	28,950
Daiwa Securities Group, Inc.	10,000	43,788

See Notes to Schedule of Investments.

54

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Denso Corp.	3,000	$126,133
Dentsu, Inc.	1,300	45,337
Disco Corp.	200	32,797
East Japan Railway Co.	2,500	233,734
Eisai Co., Ltd.	1,700	96,041
Electric Power Development Co., Ltd.	1,000	22,706
EPS Holdings, Inc.	44,300	687,006
FamilyMart UNY Holdings Co., Ltd.	2,000	47,711
FANUC Corp.	1,400	258,795
Fast Retailing Co., Ltd.	500	302,045
Fuji Electric Co., Ltd.	800	27,566
FUJIFILM Holdings Corp.	2,600	131,742
Fujitec Co., Ltd.	57,000	744,386
Fujitsu Ltd.	2,100	146,317
Fukuoka Financial Group, Inc.	1,000	18,244
GMO Payment Gateway, Inc.	400	27,492
Hakuhodo DY Holdings, Inc.	1,600	26,920
Hamamatsu Photonics KK	900	35,018
Hankyu Hanshin Holdings, Inc.	1,400	50,123
Hikari Tsushin, Inc.	200	43,575
Hino Motors Ltd.	6,700	56,364
Hirose Electric Co., Ltd.	200	22,297
Hisamitsu Pharmaceutical Co., Inc.	400	15,786
Hitachi Chemical Co., Ltd.	900	24,425
Hitachi Construction Machinery Co., Ltd.	800	20,791
Hitachi High-Technologies Corp.	500	25,692
Hitachi Ltd.	8,700	318,660
Hitachi Metals Ltd.	1,700	19,189
Honda Motor Co., Ltd.	11,300	291,894
Hoshizaki Corp.	10,900	810,815
Hoya Corp.	2,800	214,360
Hulic Co., Ltd.	2,200	17,671
Idemitsu Kosan Co., Ltd.	1,474	44,296
IHI Corp.	1,000	24,088
Iida Group Holdings Co., Ltd.	1,100	17,753
Inpex Corp.	8,300	74,774
Isetan Mitsukoshi Holdings Ltd.	2,300	18,645
Isuzu Motors Ltd.	3,500	39,832
ITOCHU Corp.	12,300	235,071
J Front Retailing Co., Ltd.	1,700	19,473
Japan Airlines Co., Ltd.	800	25,547
Japan Airport Terminal Co., Ltd.	400	17,048
Japan Exchange Group, Inc.	3,100	49,225
Japan Post Bank Co., Ltd.	2,800	28,412
Japan Post Holdings Co., Ltd.	10,600	119,946
Japan Prime Realty Investment Corp.	6	25,989
Japan Real Estate Investment Corp.	8	48,676
Japan Retail Fund Investment Corp.	18	36,396
Japan Tobacco, Inc.	10,200	225,116
JFE Holdings, Inc.	2,800	41,098
JGC Corp.	1,400	19,192
JSR Corp.	1,400	22,088
JTEKT Corp.	5,000	60,567
JXTG Holdings, Inc.	21,600	107,063
Kajima Corp.	3,000	41,126
Kakaku.com, Inc.	1,000	19,292
Kamigumi Co., Ltd.	900	21,286
Kaneka Corp.	400	15,026
Kansai Electric Power Co., Inc. (The)	5,400	61,831
Kansai Paint Co., Ltd.	1,100	23,048
Kao Corp.	20,100	1,530,594
Kawasaki Heavy Industries Ltd.	1,000	23,494
KDDI Corp.	50,300	1,279,952
Keihan Holdings Co., Ltd.	700	30,483
Keikyu Corp.	1,600	27,529
Keio Corp.	600	39,456
Keisei Electric Railway Co., Ltd.	900	32,764
Keyence Corp.	700	429,356
Kikkoman Corp.	900	39,150
Kintetsu Group Holdings Co., Ltd.	1,000	47,860

See Notes to Schedule of Investments.

55

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Kintetsu World Express, Inc.	46,500	$605,969
Kirin Holdings Co., Ltd.	6,900	148,701
Kobayashi Pharmaceutical Co., Ltd.	300	21,453
Kobe Steel Ltd.	2,400	15,694
Koito Manufacturing Co., Ltd.	700	37,332
Komatsu Ltd.	7,800	188,100
Konami Holdings Corp.	600	28,104
Konica Minolta, Inc.	3,200	31,135
Kose Corp.	400	67,041
Kubota Corp.	56,700	942,940
Kuraray Co., Ltd.	1,900	22,681
Kurita Water Industries Ltd.	700	17,368
Kyocera Corp.	2,200	143,551
Kyowa Hakko Kirin Co., Ltd.	1,700	30,574
Kyushu Electric Power Co., Inc.	2,300	22,570
Kyushu Railway Co.	1,100	32,036
Lawson, Inc.	300	14,386
LINE Corp.(a)	500	13,982
Lion Corp.	1,600	29,784
LIXIL Group Corp.	1,700	26,868
M3, Inc.	2,600	47,483
Makita Corp.	41,600	1,412,197
Mani, Inc.	16,500	1,057,506
Marubeni Corp.	9,500	62,825
Marui Group Co., Ltd.	46,100	938,120
Maruichi Steel Tube Ltd.	500	13,880
Mazda Motor Corp.	3,500	36,505
McDonald's Holdings Co. Japan Ltd.	400	17,623
Mebuki Financial Group, Inc.	5,400	14,074
Medipal Holdings Corp.	1,200	26,479
MEIJI Holdings Co., Ltd.	900	64,277
Mercari, Inc.(a)	800	21,207
MINEBEA MITSUMI, Inc.	2,500	42,318
MISUMI Group, Inc.	1,700	42,604
Mitsubishi Chemical Holdings Corp.	13,700	95,633
Mitsubishi Corp.	11,200	295,024
Mitsubishi Electric Corp.	18,900	248,751
Mitsubishi Estate Co., Ltd.	9,600	178,528
Mitsubishi Gas Chemical Co., Inc.	1,200	15,983
Mitsubishi Heavy Industries Ltd.	2,100	91,370
Mitsubishi Materials Corp.	800	22,743
Mitsubishi Motors Corp.	4,400	21,058
Mitsubishi Tanabe Pharma Corp.	1,700	18,921
Mitsubishi UFJ Financial Group, Inc.	90,600	430,248
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,200	16,948
Mitsui & Co., Ltd.	11,000	178,955
Mitsui Chemicals, Inc.	1,200	29,684
Mitsui Fudosan Co., Ltd.	6,100	147,811
Mitsui OSK Lines Ltd.	800	19,136
Mizuho Financial Group, Inc.	194,600	281,752
MonotaRO Co., Ltd.	800	19,485
MS&AD Insurance Group Holdings, Inc.	3,300	104,679
Murata Manufacturing Co., Ltd.	4,500	202,013
Nabtesco Corp.	800	22,216
Nagoya Railroad Co., Ltd.	1,200	33,179
NEC Corp.	1,600	62,923
Nexon Co., Ltd.(a)	81,500	1,180,754
NGK Insulators Ltd.	6,200	90,342
NGK Spark Plug Co., Ltd.	1,100	20,630
NH Foods Ltd.	700	29,963
Nidec Corp.	11,000	1,502,342
Nikon Corp.	2,100	29,684
Nintendo Co., Ltd.	900	329,648
Nippon Building Fund, Inc.	8	54,760
Nippon Electric Glass Co., Ltd.	700	17,718
Nippon Express Co., Ltd.	500	26,573
Nippon Paint Holdings Co., Ltd.	900	34,893
Nippon Prologis REIT, Inc.	12	27,703

See Notes to Schedule of Investments.

56

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Nippon Steel Corp.	5,200	$89,179
Nippon Telegraph & Telephone Corp.	5,500	255,934
Nippon Yusen KK	1,100	17,640
Nissan Chemical Corp.	800	36,025
Nissan Motor Co., Ltd.	15,400	110,213
Nisshin Seifun Group, Inc.	1,400	31,931
Nissin Foods Holdings Co., Ltd.	400	25,748
Nitori Holdings Co., Ltd.	700	92,714
Nitto Denko Corp.	1,400	69,042
Nomura Holdings, Inc.	23,800	83,752
Nomura Real Estate Holdings, Inc.	1,000	21,481
Nomura Real Estate Master Fund, Inc.	25	38,422
Nomura Research Institute Ltd.	2,100	33,638
NSK Ltd.	8,500	75,685
NTT Data Corp.	4,000	53,239
NTT DOCOMO, Inc.	10,600	247,020
Obayashi Corp.	4,100	40,348
Obic Co., Ltd.	400	45,263
Odakyu Electric Railway Co., Ltd.	1,900	46,471
Oji Holdings Corp.	7,900	45,576
Olympus Corp.	8,800	97,619
Omron Corp.	1,200	62,552
Ono Pharmaceutical Co., Ltd.	2,200	39,423
Oracle Corp. Japan	300	21,899
Oriental Land Co., Ltd.	1,900	235,088
ORIX Corp.	58,600	873,986
Osaka Gas Co., Ltd.	2,300	40,042
Otsuka Corp.	700	28,145
Otsuka Holdings Co., Ltd.	2,700	88,051
Pan Pacific International Holdings Corp.	1,000	63,442
Panasonic Corp.	18,000	149,857
Park24 Co., Ltd.	800	18,617
PeptiDream, Inc.(a)	1,100	56,217
Persol Holdings Co., Ltd.	1,300	30,518
Pigeon Corp.	800	32,166
Pola Orbis Holdings, Inc.	600	16,751
Rakuten, Inc.	8,500	100,914
Recruit Holdings Co., Ltd.	9,600	320,015
Renesas Electronics Corp.(a)	5,200	25,803
Resona Holdings, Inc.	12,700	52,843
Ricoh Co., Ltd.	4,400	43,912
Rinnai Corp.	300	19,060
Rion Co., Ltd.	42,200	794,565
Rohm Co., Ltd.	600	40,291
Ryohin Keikaku Co., Ltd.	200	36,099
Sakata Seed Corp.	24,300	708,839
Sankyo Co., Ltd.	400	14,469
Santen Pharmaceutical Co., Ltd.	2,400	39,735
SBI Holdings, Inc.	1,400	34,632
Secom Co., Ltd.	2,000	172,035
Sega Sammy Holdings, Inc.	1,300	15,784
Seibu Holdings, Inc.	1,600	26,653
Seiko Epson Corp.	1,900	30,047
Sekisui Chemical Co., Ltd.	2,400	36,017
Sekisui House Ltd.	3,700	60,932
Seven & i Holdings Co., Ltd.	5,400	182,713
Seven Bank Ltd.	5,200	13,601
SG Holdings Co., Ltd.	800	22,668
Sharp Corp.	1,200	13,156
Shimadzu Corp.	1,300	31,856
Shimamura Co., Ltd.	200	14,933
Shimano, Inc.	500	74,340
Shimizu Corp.	3,600	29,885
Shin-Etsu Chemical Co., Ltd.	20,400	1,898,753
Shinsei Bank Ltd.	35,300	547,761
Shionogi & Co., Ltd.	1,900	109,420
Shiseido Co., Ltd.	3,500	263,632
Shizuoka Bank Ltd. (The)	2,800	20,621
SHO-BOND Holdings Co., Ltd.	24,800	874,090

See Notes to Schedule of Investments.

57

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Showa Denko KK	1,000	$29,402
SMC Corp.	400	149,033
Softbank Corp.	13,700	177,834
SoftBank Group Corp.	13,200	632,361
Sohgo Security Services Co., Ltd.	500	23,049
Sompo Holdings, Inc.	2,300	88,766
Sony Corp.	29,500	1,545,388
Sony Financial Holdings, Inc.	1,200	28,805
Stanley Electric Co., Ltd.	800	19,648
Subaru Corp.	4,200	102,025
SUMCO Corp.	1,600	19,025
Sumitomo Chemical Co., Ltd.	30,900	143,301
Sumitomo Corp.	7,600	115,077
Sumitomo Dainippon Pharma Co., Ltd.	1,200	22,739
Sumitomo Electric Industries Ltd.	12,600	165,308
Sumitomo Heavy Industries Ltd.	800	27,492
Sumitomo Metal Mining Co., Ltd.	1,400	41,799
Sumitomo Mitsui Financial Group, Inc.	49,700	1,754,470
Sumitomo Mitsui Trust Holdings, Inc.	2,600	94,195
Sumitomo Realty & Development Co., Ltd.	2,500	89,227
Sumitomo Rubber Industries Ltd.	1,300	15,024
Sundrug Co., Ltd.	600	16,228
Suntory Beverage & Food Ltd.	900	39,109
Suzuken Co., Ltd.	500	29,309
Suzuki Motor Corp.	24,100	1,131,961
Sysmex Corp.	1,200	78,212
T&D Holdings, Inc.	3,400	36,881
Taiheiyo Cement Corp.	800	24,190
Taisei Corp.	1,300	47,206
Taisho Pharmaceutical Holdings Co., Ltd.	300	23,012
Taiyo Nippon Sanso Corp.	1,100	23,344
Takeda Pharmaceutical Co., Ltd.	11,464	406,501
Tayca Corp.	38,500	880,592
TDK Corp.	1,200	92,826
Teijin Ltd.	1,300	22,150
Terumo Corp.	5,800	172,685
THK Co., Ltd.	800	19,107
Tobu Railway Co., Ltd.	1,200	34,949
Toho Co., Ltd.	800	33,984
Toho Gas Co., Ltd.	600	22,066
Tohoku Electric Power Co., Inc.	2,800	28,282
Tokio Marine Holdings, Inc.	4,900	245,375
Tokyo Century Corp.	300	12,647
Tokyo Electric Power Co. Holdings, Inc.(a)	9,000	46,914
Tokyo Electron Ltd.	1,400	196,336
Tokyo Gas Co., Ltd.	2,400	56,486
Tokyu Corp.	5,900	104,576
Tokyu Fudosan Holdings Corp.	3,600	19,867
Toppan Printing Co., Ltd.	1,500	22,747
Toray Industries, Inc.	108,300	822,885
Toshiba Corp.	5,400	168,038
Tosoh Corp.	1,600	22,483
TOTO Ltd.	900	35,519
Toyo Seikan Group Holdings Ltd.	1,200	23,796
Toyo Suisan Kaisha Ltd.	700	28,827
Toyoda Gosei Co., Ltd.	600	11,692
Toyota Industries Corp.	900	49,501
Toyota Motor Corp.	18,100	1,122,783
Toyota Tsusho Corp.	1,300	39,368
Transcosmos, Inc.	34,100	760,976
Trend Micro, Inc.	700	31,197
Tsubakimoto Chain Co.	22,600	736,808
Tsuruha Holdings, Inc.	300	27,714
Unicharm Corp.	2,900	87,257
United Urban Investment Corp.	20	33,502
USS Co., Ltd.	1,500	29,537
Welcia Holdings Co., Ltd.	300	12,201
West Japan Railway Co.	1,400	113,179

See Notes to Schedule of Investments.

58

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Yahoo Japan Corp.	20,100	$58,912
Yakult Honsha Co., Ltd.	1,700	100,125
Yamada Denki Co., Ltd.	4,700	20,794
Yamaha Corp.	18,900	897,537
Yamaha Motor Co., Ltd.	1,800	31,971
Yamato Holdings Co., Ltd.	1,900	38,612
Yamazaki Baking Co., Ltd.	900	13,598
Yaskawa Electric Corp.	2,000	67,894
Yokogawa Electric Corp.	1,600	31,343
Yokohama Rubber Co., Ltd. (The)	900	16,528
ZOZO, Inc.	1,200	22,472
Total Japan		53,411,683
LUXEMBOURG - 0.1%
ArcelorMittal	4,768	85,316
Aroundtown S.A.	6,017	49,576
Eurofins Scientific SE(a)	90	39,810
Millicom International Cellular S.A.	354	19,918
Reinet Investments SCA	1,198	19,323
RTL Group S.A.	357	18,284
SES S.A.	2,751	43,012
Tenaris S.A.	3,769	49,329
Total Luxembourg		324,568
MACAU - 0.0% (b)
MGM China Holdings Ltd.	5,200	8,840
Sands China Ltd.	22,800	109,014
Wynn Macau Ltd.	14,400	32,259
Total Macau		150,113
MALAYSIA - 0.2%
AirAsia Group Bhd	8,000	5,285
Alliance Bank Malaysia Bhd	5,400	4,913
AMMB Holdings Bhd	8,900	9,110
Axiata Group Bhd	14,672	17,681
CIMB Group Holdings Bhd	50,119	65,249
Dialog Group Bhd	16,600	13,095
DiGi.Com Bhd	16,600	20,286
Gamuda Bhd	9,200	8,371
Genting Bhd	12,400	20,314
Genting Malaysia Bhd	15,900	12,466
HAP Seng Consolidated Bhd	21,200	51,044
Hartalega Holdings Bhd	7,100	9,003
Hong Leong Bank Bhd	3,500	16,092
Hong Leong Financial Group Bhd	1,200	5,384
IHH Healthcare Bhd	11,000	15,439
IJM Corp. Bhd	15,500	9,002
IOI Corp. Bhd	11,800	12,136
Kuala Lumpur Kepong Bhd	7,900	46,951
Malayan Banking Bhd	42,751	91,864
Malaysia Airports Holdings Bhd	4,400	9,082
Maxis Bhd	10,500	14,152
MISC Bhd	7,200	12,457
Nestle Malaysia Bhd	300	10,824
Petronas Chemicals Group Bhd	21,900	44,515
Petronas Dagangan Bhd	1,300	7,990
Petronas Gas Bhd	3,700	15,543
PPB Group Bhd	3,000	13,575
Press Metal Aluminium Holdings Bhd	7,100	7,560
Public Bank Bhd	27,100	150,829
RHB Bank Bhd	4,300	5,817
Sime Darby Bhd	12,700	6,945
Sime Darby Plantation Bhd	12,700	15,120
SP Setia Bhd Group	8,183	4,277
Telekom Malaysia Bhd	6,000	5,808
Tenaga Nasional Bhd	23,100	77,363
Top Glove Corp. Bhd	8,400	9,980

See Notes to Schedule of Investments.

59

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

YTL Corp. Bhd	23,400	$6,342
Total Malaysia		851,864
MEXICO - 1.1%
Alfa S.A.B. de C.V., Class A	23,600	23,141
Alsea S.A.B. de C.V.(a)	7,000	13,822
America Movil S.A.B. de C.V., Series L	248,400	181,055
Arca Continental S.A.B. de C.V.	160,700	869,067
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, Class B	15,060	23,107
Cemex S.A.B. de C.V., (Unit)(a)	125,700	53,113
Coca-Cola Femsa S.A.B. de C.V.	4,100	25,398
El Puerto de Liverpool S.A.B. de C.V.	1,000	5,578
Fibra Uno Administracion S.A. de C.V.	24,300	32,233
Fomento Economico Mexicano S.A.B. de C.V.	17,000	164,475
Fresnillo PLC	2,783	30,755
Genomma Lab Internacional S.A.B. de C.V., Class B(a)	1,144,700	1,039,511
Gruma S.A.B. de C.V., Class B	1,820	17,120
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,800	29,159
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,610	26,127
Grupo Bimbo S.A.B. de C.V., Series A	13,100	27,307
Grupo Carso S.A.B. de C.V., Series A1	2,400	8,958
Grupo Financiero Banorte S.A.B. de C.V., Class O	205,700	1,194,735
Grupo Financiero Inbursa S.A.B. de C.V., Class O	18,100	26,188
Grupo Mexico S.A.B. de C.V., Series B	20,400	54,333
Grupo Televisa S.A.B., Series CPO, UNIT	16,000	27,009
Industrias Penoles S.A.B. de C.V.	745	9,601
Infraestructura Energetica Nova S.A.B. de C.V.	2,900	11,412
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(a)	17,200	31,947
Megacable Holdings S.A.B. de C.V., (Unit)	3,400	14,490
Mexichem S.A.B. de C.V.	8,400	17,685
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,220	12,146
Wal-Mart de Mexico S.A.B. de C.V.	38,600	105,360
Total Mexico		4,074,832
NETHERLANDS - 4.1%
ABN AMRO Bank N.V.	40,679	870,308
Adyen N.V.(a)	59	45,527
Aegon N.V.	13,145	65,439
Akzo Nobel N.V.	10,583	994,484
ASML Holding N.V.	3,414	713,290
Corbion N.V.	26,208	853,504
EXOR N.V.	1,308	91,619
Heineken Holding N.V.	782	82,074
Heineken N.V.	13,793	1,539,230
ING Groep N.V.	30,081	348,755
Koninklijke Ahold Delhaize N.V.	8,392	188,732
Koninklijke DSM N.V.	11,743	1,451,468
Koninklijke KPN N.V.	23,589	72,422
Koninklijke Philips N.V.	6,580	285,705
Koninklijke Vopak N.V.	650	29,971
NN Group N.V.	2,202	88,638
NXP Semiconductors N.V.	2,300	224,503
QIAGEN N.V.(a)	1,632	66,232
Randstad N.V.	877	48,167
Royal Dutch Shell PLC, Class A	129,188	4,220,500
Royal Dutch Shell PLC, Class B	25,456	834,381
Sligro Food Group N.V.	21,317	793,846
Wolters Kluwer N.V.	23,248	1,692,388
Total Netherlands		15,601,183
NEW ZEALAND - 0.1%
a2 Milk Co., Ltd.(a)	5,830	57,456
Auckland International Airport Ltd.	13,901	91,986
Fisher & Paykel Healthcare Corp. Ltd.	6,009	62,410
Fletcher Building Ltd.	11,284	36,766

See Notes to Schedule of Investments.

60

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Meridian Energy Ltd.	26,347	$84,075
Ryman Healthcare Ltd.	2,141	16,900
Spark New Zealand Ltd.	25,366	68,164
Total New Zealand		417,757
NORWAY - 1.1%
Aker BP ASA	673	19,297
Borregaard ASA	77,909	902,345
DNB ASA	7,758	144,329
Equinor ASA	67,969	1,342,177
Gjensidige Forsikring ASA	3,782	76,168
Marine Harvest ASA	5,249	122,727
Norsk Hydro ASA	9,558	34,174
Orkla ASA	6,278	55,697
Schibsted ASA, Class B	525	13,687
Telenor ASA	56,344	1,196,174
Yara International ASA	1,814	87,995
Total Norway		3,994,770
PERU - 0.1%
Cia de Minas Buenaventura S.A.A., ADR	1,000	16,670
Credicorp Ltd.	800	183,128
Southern Copper Corp.	500	19,425
Total Peru		219,223
PHILIPPINES - 0.1%
Aboitiz Equity Ventures, Inc.	10,560	11,336
Aboitiz Power Corp.	7,900	5,366
Alliance Global Group, Inc.	21,900	6,600
Ayala Corp.	5,680	99,110
Ayala Land, Inc.	65,900	65,340
Bank of the Philippine Islands	4,800	7,354
BDO Unibank, Inc.	18,170	49,650
Globe Telecom, Inc.	180	7,947
GT Capital Holdings, Inc.	481	8,825
International Container Terminal Services, Inc.	12,980	37,089
JG Summit Holdings, Inc.	15,340	20,180
Jollibee Foods Corp.	5,270	28,986
Manila Electric Co.	1,210	9,140
Metro Pacific Investments Corp.	505,900	47,396
Metropolitan Bank & Trust Co.	14,950	20,790
PLDT, Inc.	465	11,708
SM Investments Corp.	1,290	24,397
SM Prime Holdings, Inc.	73,300	53,077
Universal Robina Corp.	4,720	15,293
Total Philippines		529,584
POLAND - 0.1%
Alior Bank S.A.(a)	484	6,458
Bank Millennium S.A.(a)	3,247	8,140
Bank Polska Kasa Opieki S.A.	1,372	41,083
CCC S.A.	154	6,954
CD Projekt S.A.	360	20,759
Cyfrowy Polsat S.A.	3,198	25,490
Dino Polska S.A.(a)	262	9,186
Grupa Lotos S.A.	495	11,229
Jastrzebska Spolka Weglowa S.A.(a)	283	3,578
KGHM Polska Miedz S.A.(a)	749	20,763
LPP S.A.	7	14,324
mBank S.A.	79	9,098
Orange Polska S.A.(a)	3,512	6,288
PGE Polska Grupa Energetyczna S.A.(a)	4,504	11,571
Polski Koncern Naftowy ORLEN S.A.	2,121	51,116
Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,279	13,197
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,112	93,034
Powszechny Zaklad Ubezpieczen S.A.	5,861	68,537

See Notes to Schedule of Investments.

61

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Santander Bank Polska S.A.	186	$18,472
Total Poland		439,277
PORTUGAL - 0.1%
EDP - Energias de Portugal S.A.	17,932	68,145
Galp Energia,SGPS, S.A.	5,810	89,353
Jeronimo Martins,SGPS, S.A.	2,754	44,359
Total Portugal		201,857
QATAR - 0.1%
Barwa Real Estate Co.	3,335	31,326
Commercial Bank PQSC (The)	25,590	32,260
Industries Qatar QSC	11,790	37,238
Masraf Al Rayan QSC	51,400	53,786
Mesaieed Petrochemical Holding Co.	41,280	29,591
Qatar Electricity & Water Co. QSC	6,880	31,480
Qatar Fuel QSC	5,190	30,590
Qatar Islamic Bank SAQ	11,610	52,964
Qatar National Bank QPSC	37,360	195,265
Total Qatar		494,500
ROMANIA - 0.0% (b)
NEPI Rockcastle PLC	3,523	32,369
RUSSIA - 0.8%
Evraz PLC	4,013	33,901
Gazprom PJSC, ADR	36,010	263,809
LUKOIL PJSC, ADR	3,257	274,956
Magnit PJSC, GDR	1,909	27,824
MMC Norilsk Nickel PJSC, ADR	5,000	113,550
Mobile TeleSystems PJSC, ADR	2,700	25,137
Novatek PJSC, GDR	622	131,864
Novolipetsk Steel PJSC, GDR	5,000	126,200
PhosAgro PJSC, GDR	624	8,187
Polyus PJSC, GDR	546	25,247
Rosneft Oil Co. PJSC, GDR	10,000	65,500
Sberbank of Russia PJSC, ADR	17,888	275,117
Severstal PJSC, GDR	8,000	134,800
Surgutneftegas OJSC, ADR	10,000	41,100
Tatneft PJSC, ADR	1,815	133,947
VTB Bank PJSC, GDR	10,000	12,580
Yandex N.V., Class A(a)	30,200	1,147,600
Total Russia		2,841,319
SINGAPORE - 1.2%
Ascendas Real Estate Investment Trust	24,400	56,266
BOC Aviation Ltd.	2,100	17,635
CapitaLand Commercial Trust	53,800	86,287
CapitaLand Ltd.	13,700	35,743
CapitaLand Mall Trust	41,200	80,086
City Developments Ltd.	10,800	75,592
ComfortDelGro Corp. Ltd.	11,600	22,806
DBS Group Holdings Ltd.	153,400	2,943,285
Genting Singapore Ltd.	98,600	67,045
Golden Agri-Resources Ltd.	37,800	8,102
Jardine Cycle & Carriage Ltd.	500	13,389
Keppel Corp. Ltd.	7,800	38,395
Oversea-Chinese Banking Corp. Ltd.	28,577	240,782
SATS Ltd.	3,600	13,889
Sembcorp Industries Ltd.	5,300	9,440
Singapore Airlines Ltd.	2,900	19,869
Singapore Exchange Ltd.	15,100	88,390
Singapore Press Holdings Ltd.	8,600	15,509
Singapore Technologies Engineering Ltd.	8,400	25,703
Singapore Telecommunications Ltd.	55,900	144,605
Suntec Real Estate Investment Trust	13,500	19,357

See Notes to Schedule of Investments.

62

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

United Overseas Bank Ltd.	11,900	$229,820
UOL Group Ltd.	2,700	15,066
Venture Corp. Ltd.	1,700	20,468
Wilmar International Ltd.	14,300	39,106
Total Singapore		4,326,635
SOUTH AFRICA - 1.4%
Absa Group Ltd.	5,498	68,701
Anglo American Platinum Ltd.	570	33,869
AngloGold Ashanti Ltd.	3,137	56,573
Aspen Pharmacare Holdings Ltd.	3,274	23,349
Bid Corp. Ltd.	2,641	57,562
Bidvest Group Ltd. (The)	2,755	37,037
Capitec Bank Holdings Ltd.	332	30,613
Clicks Group Ltd.	2,254	32,852
Discovery Ltd.	3,044	32,225
Exxaro Resources Ltd.	2,097	25,606
FirstRand Ltd.	24,061	117,102
Fortress REIT Ltd., Class A	11,380	17,322
Foschini Group Ltd. (The)	2,051	26,255
Gold Fields Ltd.	7,715	42,040
Growthpoint Properties Ltd.	24,095	41,535
Investec Ltd.	2,482	16,187
Investec PLC	5,586	36,250
Kumba Iron Ore Ltd.	653	23,152
Liberty Holdings Ltd.	1,438	10,787
Life Healthcare Group Holdings Ltd.	11,044	17,595
MMI Holdings Ltd.	10,106	13,611
Mr Price Group Ltd.	52,974	746,601
MTN Group Ltd.	12,610	95,571
MultiChoice Group Ltd.(a)	3,021	28,734
Naspers Ltd., Class N	6,595	1,601,117
Nedbank Group Ltd.	3,074	55,260
Netcare Ltd.	11,482	14,657
Old Mutual Ltd.	37,911	56,532
Pick n Pay Stores Ltd.	3,269	16,014
PSG Group Ltd.	1,275	21,636
Rand Merchant Investment Holdings Ltd.	6,256	15,088
Redefine Properties Ltd.	48,718	31,268
Remgro Ltd.	4,066	54,242
RMB Holdings Ltd.	5,989	35,887
Sanlam Ltd.	264,556	1,468,065
Sappi Ltd.	4,788	18,659
Sasol Ltd.	3,989	99,183
Shoprite Holdings Ltd.	3,504	39,222
SPAR Group Ltd. (The)	1,570	20,825
Standard Bank Group Ltd.	9,249	129,145
Telkom S.A. SOC Ltd.	3,263	21,357
Tiger Brands Ltd.	1,437	22,823
Truworths International Ltd.	3,619	17,986
Vodacom Group Ltd.	4,845	41,164
Woolworths Holdings Ltd.	8,431	29,259
Total South Africa		5,440,518
SOUTH KOREA - 2.3%
Amorepacific Corp.	266	37,896
AMOREPACIFIC Group	166	8,957
BGF retail Co., Ltd.	45	8,223
BNK Financial Group, Inc.	1,496	9,704
Celltrion Healthcare Co., Ltd.(a)	478	23,390
Celltrion Pharm, Inc.(a)	88	3,662
Celltrion, Inc.(a)	722	128,499
Cheil Worldwide, Inc.	396	10,083
Choong Ang Vaccine Laboratory	39,983	638,883
CJ CheilJedang Corp.	47	12,089
CJ Corp.	84	7,348
CJ ENM Co., Ltd.	62	9,504
CJ Logistics Corp.(a)	46	5,358

See Notes to Schedule of Investments.

63

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Daelim Industrial Co., Ltd.	160	$15,936
Daewoo Engineering & Construction Co., Ltd.(a)	954	4,082
DB Insurance Co., Ltd.	284	14,586
Doosan Bobcat, Inc.(a)	201	6,336
E-MART, Inc.	120	14,550
Fila Korea Ltd.	320	21,257
GS Engineering & Construction Corp.	288	10,064
GS Holdings Corp.	293	12,992
GS Retail Co., Ltd.	155	5,276
Hana Financial Group, Inc.	2,087	67,600
Hankook Tire & Technology Co., Ltd.	426	12,950
Hanmi Pharm Co., Ltd.	36	12,596
Hanmi Science Co., Ltd.	74	4,371
Hanon Systems	1,072	10,816
Hanwha Chemical Corp.	615	12,091
Hanwha Corp.	237	5,480
Hanwha Life Insurance Co., Ltd.	1,744	4,947
HDC Hyundai Development Co-Engineering & Construction	202	7,610
Helixmith Co., Ltd.(a)	78	11,389
HLB, Inc.(a)	361	11,036
Hotel Shilla Co., Ltd.	180	15,121
Hyundai Department Store Co., Ltd.	81	5,801
Hyundai Engineering & Construction Co., Ltd.	447	20,750
Hyundai Glovis Co., Ltd.	108	15,059
Hyundai Heavy Industries Holdings Co., Ltd.	56	15,714
Hyundai Marine & Fire Insurance Co., Ltd.	359	8,846
Hyundai Mobis Co., Ltd.(a)	471	96,064
Hyundai Motor Co.	1,054	127,796
Hyundai Steel Co.	459	16,616
Industrial Bank of Korea	1,446	17,595
Kakao Corp.	262	29,838
Kangwon Land, Inc.	675	17,684
KB Financial Group, Inc.	2,701	107,254
KCC Corp.	33	7,874
Kia Motors Corp.	3,542	134,974
Korea Aerospace Industries Ltd.	419	13,046
Korea Electric Power Corp.(a)	2,166	47,929
Korea Gas Corp.	159	5,811
Korea Investment Holdings Co., Ltd.	240	16,774
Korea Shipbuilding & Offshore Engineering Co., Ltd.(a)	210	21,552
Korea Zinc Co., Ltd.	49	20,200
Korean Air Lines Co., Ltd.	272	6,820
KT&G Corp.	855	72,938
Kumho Petrochemical Co., Ltd.	105	8,857
LG Chem Ltd.	497	152,589
LG Corp.	544	36,231
LG Display Co., Ltd.(a)	1,334	20,623
LG Electronics, Inc.	863	59,270
LG Household & Health Care Ltd.	95	108,028
LG Innotek Co., Ltd.	81	7,646
LG Uplus Corp.	1,341	16,840
Lotte Chemical Corp.	98	21,431
Lotte Corp.(a)	167	6,364
Lotte Shopping Co., Ltd.	65	9,035
Medy-Tox, Inc.	24	9,353
Mirae Asset Daewoo Co., Ltd.	2,293	16,244
NAVER Corp.	960	94,782
NCSoft Corp.	258	106,583
Netmarble Corp.(a)	146	14,288
NH Investment & Securities Co., Ltd.	807	10,134
OCI Co., Ltd.	103	8,323
Orange Life Insurance Ltd.	188	5,153
Orion Corp/Republic of Korea	125	10,014
Ottogi Corp.	7	4,153
Pan Ocean Co., Ltd.(a)	1,380	5,546
Pearl Abyss Corp.(a)	32	5,884

See Notes to Schedule of Investments.

64

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

POSCO	520	$110,111
Posco International Corp.	283	4,497
S-1 Corp.	98	8,284
S-Oil Corp.	258	18,702
Samsung Biologics Co., Ltd.(a)	95	26,328
Samsung C&T Corp.	1,191	98,713
Samsung Card Co., Ltd.	166	5,492
Samsung Electro-Mechanics Co., Ltd.	479	40,572
Samsung Electronics Co., Ltd.	37,215	1,514,836
Samsung Electronics Co., Ltd., GDR	2,630	2,674,710
Samsung Engineering Co., Ltd.(a)	900	13,368
Samsung Fire & Marine Insurance Co., Ltd.	421	97,716
Samsung Heavy Industries Co., Ltd.(a)	2,221	15,696
Samsung Life Insurance Co., Ltd.	402	29,106
Samsung SDI Co., Ltd.	380	77,833
Samsung SDS Co., Ltd.	200	37,241
Samsung Securities Co., Ltd.	359	12,157
Shinhan Financial Group Co., Ltd.	3,911	152,084
Shinsegae, Inc.	42	10,949
SillaJen, Inc.(a)	293	12,536
SK Holdings Co., Ltd.	495	99,459
SK Hynix, Inc.	4,048	243,655
SK Innovation Co., Ltd.	447	61,554
SK Materials Co., Ltd.	4,846	621,567
SK Telecom Co., Ltd.	116	26,020
Woongjin Coway Co., Ltd.	459	30,768
Woori Financial Group, Inc.	2,715	33,037
Yuhan Corp.	51	10,799
Total South Korea		8,836,778
SPAIN - 1.4%
Abertis Infraestructuras S.A.(a)	3,711	77,475
ACS Actividades de Construccion y Servicios S.A.	1,796	71,703
Aena SME S.A.	452	89,585
Amadeus IT Group S.A.	3,518	278,662
Banco Bilbao Vizcaya Argentaria S.A.	162,278	907,316
Banco de Sabadell S.A.	39,184	40,591
Banco Santander S.A.	126,545	587,161
Bankia S.A.	10,032	23,705
Bankinter S.A.	5,028	34,636
CaixaBank S.A.	30,917	88,522
Cellnex Telecom S.A.(a)	1,479	54,725
Enagas S.A.	1,727	46,090
Endesa S.A.	2,359	60,649
Ferrovial S.A.	3,522	90,150
Grifols S.A.	2,079	61,465
Iberdrola S.A.	42,744	426,064
Industria de Diseno Textil S.A.	8,814	265,092
Mapfre S.A.	10,164	29,714
Naturgy Energy Group S.A.	2,492	68,659
Red Electrica Corp. S.A.	66,296	1,380,680
Repsol S.A.	9,434	147,877
Siemens Gamesa Renewable Energy S.A.(a)	2,149	35,726
Telefonica S.A.	37,478	307,732
Total Spain		5,173,979
SWEDEN - 3.2%
Ahlstrom-Munksjo Oyj	53,318	877,892
Alfa Laval AB	2,085	45,489
Assa Abloy AB, Class B	136,534	3,086,154
Atlas Copco AB, Class A	4,803	153,511
Atlas Copco AB, Class B	2,589	74,273
Avanza Bank Holding AB	94,249	719,594
BioGaia AB, Class B	18,965	877,163
Boliden AB	2,928	74,870
Cloetta AB, Class B	287,659	935,512
Electrolux AB, Series B	1,916	48,962

See Notes to Schedule of Investments.

65

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Epiroc AB, Class A(a)	128,953	$1,342,556
Epiroc AB, Class B(a)	2,089	20,692
Essity AB, Class B	5,777	177,550
Hennes & Mauritz AB, Class B	6,016	107,128
Hexagon AB, Class B	2,330	129,370
Husqvarna AB, Class B	4,077	38,135
IAR Systems Group AB	35,122	1,019,301
ICA Gruppen AB	431	18,528
Industrivarden AB, Class C	894	19,813
Investor AB, Class B	4,211	202,293
Kinnevik AB, Class B	1,892	49,204
L E Lundbergforetagen AB, Class B	537	20,101
Lundin Petroleum AB	1,625	50,380
Sandvik AB	7,168	131,686
Securitas AB, Class B	2,506	43,961
Skandinaviska Enskilda Banken AB, Class A	13,019	120,458
Skanska AB, Class B	2,713	48,994
SKF AB, Class B	2,022	37,180
Svenska Handelsbanken AB, Class A	13,842	136,957
Swedbank AB, Class A	7,953	119,430
Swedish Match AB	1,549	65,389
Tele2 AB, Class B	3,608	52,647
Telefonaktiebolaget LM Ericsson, Class B	23,796	225,758
Telia Co. AB	20,356	90,401
Thule Group AB	34,154	843,722
Volvo AB, Class B	10,555	167,484
Total Sweden		12,172,538
SWITZERLAND - 6.1%
ABB Ltd.	59,032	1,184,631
Adecco Group AG	1,132	68,022
Alcon, Inc.(a)	20,204	1,247,590
Baloise Holding AG	360	63,725
Barry Callebaut AG	19	38,109
Bobst Group S.A.	11,653	862,456
Burckhardt Compression Holding AG	2,441	648,883
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	58,226
Chocoladefabriken Lindt & Spruengli AG	1	81,336
Cie Financiere Richemont S.A.	4,309	365,660
Clariant AG(a)	1,644	33,421
Coca-Cola HBC AG(a)	1,478	55,784
Credit Suisse Group AG(a)	28,677	343,848
Dufry AG(a)	370	31,337
EMS-Chemie Holding AG	65	42,181
Geberit AG	367	171,432
Givaudan S.A.	68	191,977
Glencore PLC(a)	79,078	274,512
Gurit Holding AG	835	875,886
Julius Baer Group Ltd.(a)	1,684	74,971
Kuehne + Nagel International AG	388	57,592
LafargeHolcim Ltd.(a)	4,814	235,078
LEM Holding S.A.	655	920,570
Lonza Group AG(a)	523	176,476
Nestle S.A.	23,948	2,479,190
Novartis AG	68,725	6,279,727
Pargesa Holding S.A.	1,052	81,093
Partners Group Holding AG	208	163,425
Roche Holding AG	5,682	1,598,608
Schindler Holding AG	288	64,108
Schindler Holding AG	168	36,691
SGS S.A.	55	140,120
Sika AG	925	157,862
Sonova Holding AG	499	113,377
STMicroelectronics N.V.	4,612	81,811
Straumann Holding AG	75	66,180
Swatch Group AG (The)	384	109,945

See Notes to Schedule of Investments.

66

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Swatch Group AG (The)	451	$24,416
Swiss Life Holding AG	231	114,482
Swiss Prime Site AG(a)	539	47,070
Swiss Re AG	2,432	247,236
Swisscom AG	176	88,361
Temenos AG(a)	500	89,454
UBS Group AG(a)	89,972	1,069,120
Valiant Holding AG	6,543	710,467
Valora Holding AG(a)	2,684	683,235
Vifor Pharma AG	335	48,404
Zurich Insurance Group AG	1,145	398,674
Total Switzerland		22,996,759
TAIWAN - 2.8%
Acer, Inc.(a)	19,000	11,776
Advantech Co., Ltd.	2,000	17,000
Airtac International Group	1,000	11,204
ASE Technology Holding Co., Ltd.	20,000	39,601
Asia Cement Corp.	14,000	21,433
Asustek Computer, Inc.	4,000	28,719
AU Optronics Corp.	53,000	15,869
Catcher Technology Co., Ltd.	4,000	28,655
Cathay Financial Holding Co., Ltd.(a)	57,000	78,913
Chailease Holding Co., Ltd.	23,000	95,156
Chang Hwa Commercial Bank Ltd.	34,320	23,149
Cheng Shin Rubber Industry Co., Ltd.	12,000	15,493
Chicony Electronics Co., Ltd.	4,000	9,839
China Airlines Ltd.	22,000	6,970
China Development Financial Holding Corp.	81,000	24,697
China Life Insurance Co., Ltd.	18,524	14,821
China Steel Corp.	93,000	74,707
Chunghwa Telecom Co., Ltd.	27,000	98,231
Compal Electronics, Inc.	27,000	17,690
CTBC Financial Holding Co., Ltd.	209,000	143,665
Delta Electronics, Inc.	26,000	131,844
E.Sun Financial Holding Co., Ltd.	141,000	118,031
Eclat Textile Co., Ltd.	1,000	12,814
Eva Airways Corp.	17,720	8,529
Evergreen Marine Corp. Taiwan Ltd.	17,757	7,118
Far Eastern New Century Corp.	20,000	21,571
Far EasTone Telecommunications Co., Ltd.	10,000	25,210
Feng TAY Enterprise Co., Ltd.	2,000	15,583
First Financial Holding Co., Ltd.	123,580	90,717
Formosa Chemicals & Fibre Corp.	24,000	79,589
Formosa Petrochemical Corp.	7,000	24,904
Formosa Plastics Corp.	47,000	173,264
Formosa Taffeta Co., Ltd.	7,000	8,812
Foxconn Technology Co., Ltd.	6,000	12,189
Fubon Financial Holding Co., Ltd.(a)	46,000	67,905
Giant Manufacturing Co., Ltd.	2,000	15,647
Globalwafers Co., Ltd.	1,000	10,126
Highwealth Construction Corp.	6,000	9,553
Hiwin Technologies Corp.	1,000	8,371
Hon Hai Precision Industry Co., Ltd.	94,600	235,742
Hotai Motor Co., Ltd.	2,000	32,711
Hua Nan Financial Holdings Co., Ltd.	118,980	79,870
Innolux Corp.	56,000	13,216
Inventec Corp.	17,000	13,519
Largan Precision Co., Ltd.	1,000	124,117
Lite-On Technology Corp.	14,000	20,509
MediaTek, Inc.	13,000	131,425
Mega Financial Holding Co., Ltd.	89,000	88,543
Merida Industry Co., Ltd.	168,000	992,547
Micro-Star International Co., Ltd.	4,000	11,333
Nan Ya Plastics Corp.	36,000	91,103
Nanya Technology Corp.(a)	7,000	14,537
Nien Made Enterprise Co., Ltd.	1,000	7,518
Novatek Microelectronics Corp.	4,000	22,280

See Notes to Schedule of Investments.

67

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Paiho Shih Holdings Corp.	553,000	$883,105
Pegatron Corp.	12,000	20,747
Phison Electronics Corp.	1,000	9,112
Pou Chen Corp.	14,000	17,354
Powertech Technology, Inc.	5,000	12,235
President Chain Store Corp.	5,000	48,375
Quanta Computer, Inc.	16,000	31,114
Realtek Semiconductor Corp.	3,000	22,070
Ruentex Development Co., Ltd.	4,200	6,004
Ruentex Industries Ltd.	3,000	7,292
Shanghai Commercial & Savings Bank Ltd. (The)	27,000	48,855
Shin Kong Financial Holding Co., Ltd.	52,748	16,015
Sinmag Equipment Corp.	177,000	661,054
SinoPac Financial Holdings Co., Ltd.	65,280	27,428
Standard Foods Corp.	4,000	7,817
Synnex Technology International Corp.	10,000	12,557
TaiMed Biologics, Inc.(a)	1,000	5,119
Taishin Financial Holding Co., Ltd.	59,527	27,407
Taiwan Business Bank	29,120	12,798
Taiwan Cement Corp.	65,000	96,371
Taiwan Cooperative Financial Holding Co., Ltd.	124,530	83,396
Taiwan High Speed Rail Corp.	14,000	20,599
Taiwan Mobile Co., Ltd.	10,000	39,440
Taiwan Semiconductor Manufacturing Co., Ltd.	194,000	1,492,812
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,300	1,304,361
Tatung Co., Ltd.(a)	12,000	7,244
Tong Yang Industry Co., Ltd.	590,000	852,911
TOPBI International Holdings Ltd.	284,900	781,515
Uni-President Enterprises Corp.	33,000	87,867
United Microelectronics Corp.	70,000	31,440
Vanguard International Semiconductor Corp.	6,000	12,595
Walsin Technology Corp.	2,000	10,560
Win Semiconductors Corp.	2,000	12,814
Winbond Electronics Corp.	20,000	9,788
Wistron Corp.	17,000	13,246
WPG Holdings Ltd.	10,120	13,147
Yageo Corp.(a)	2,000	17,000
Yuanta Financial Holding Co., Ltd.	167,000	100,277
Zhen Ding Technology Holding Ltd.	3,000	9,601
Total Taiwan		10,371,777
THAILAND - 0.9%
Advanced Info Service PCL	10,200	72,507
Airports of Thailand PCL	31,100	74,537
Bangkok Bank PCL	1,300	8,351
Bangkok Dusit Medical Services PCL	93,800	79,524
Bangkok Expressway & Metro PCL	40,100	14,906
Banpu PCL	11,100	5,429
Berli Jucker PCL	6,400	10,539
BTS Group Holdings PCL	31,300	12,247
Bumrungrad Hospital PCL	1,900	10,470
Central Pattana PCL	31,800	77,770
Charoen Pokphand Foods PCL	16,100	14,831
CP ALL PCL	56,400	158,161
Electricity Generating PCL	5,000	52,988
Energy Absolute PCL	6,000	10,907
Home Product Center PCL	93,800	53,526
Indorama Ventures PCL	61,100	93,640
IRPC PCL	53,600	8,739
Kasikornbank PCL	143,100	877,241
Krung Thai Bank PCL	102,200	64,984
Land & Houses PCL	132,200	47,849
Minor International PCL	12,100	16,177
PTT Exploration & Production PCL	7,400	32,575
PTT Global Chemical PCL	29,200	60,937
PTT PCL	71,200	113,182
Robinson PCL	2,700	4,952

See Notes to Schedule of Investments.

68

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

Sahamitr Pressure Container PCL	1,891,800	$515,090
Siam Cement PCL (The)	5,500	84,650
Siam Commercial Bank PCL (The)	13,000	59,134
Thai Oil PCL	6,000	13,011
Thai Union Group PCL	10,200	6,087
True Corp. PCL	53,600	10,225
Vanachai Group PCL	3,272,691	533,576
Total Thailand		3,198,742
TURKEY - 0.1%
Akbank Turk A/S(a)	25,955	30,480
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,037	10,432
Arcelik A/S(a)	3,597	12,082
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,581	11,132
BIM Birlesik Magazalar A/S	1,857	25,544
Eregli Demir ve Celik Fabrikalari TAS	13,918	18,916
Ford Otomotiv Sanayi A/S	1,143	12,337
Haci Omer Sabanci Holding A/S	10,785	15,999
KOC Holding A/S	7,454	22,579
TAV Havalimanlari Holding A/S	5,000	23,314
Tupras Turkiye Petrol Rafinerileri A/S	1,120	22,243
Turk Hava Yollari AO(a)	5,879	13,087
Turkcell Iletisim Hizmetleri A/S	10,273	22,709
Turkiye Garanti Bankasi A/S(a)	20,042	31,497
Turkiye Is Bankasi A/S(a)	19,072	19,927
Turkiye Sise ve Cam Fabrikalari A/S	18,000	16,133
Total Turkey		308,411
UNITED ARAB EMIRATES - 0.1%
Abu Dhabi Commercial Bank PJSC	16,921	38,235
Aldar Properties PJSC	46,778	24,069
DP World PLC	2,833	45,045
Dubai Islamic Bank PJSC	41,336	57,731
Emaar Malls PJSC	10,450	5,775
Emaar Properties PJSC	30,852	37,125
Emirates Telecommunications Group Co. PJSC	22,093	100,326
First Abu Dhabi Bank PJSC	28,553	115,513
NMC Health PLC	808	24,658
Total United Arab Emirates		448,477
UNITED STATES - 0.6%
Bausch Health Cos., Inc.(a)	2,400	60,552
Carnival PLC	20,737	916,193
International Flavors & Fragrances, Inc.	1	78
Nexteer Automotive Group Ltd.	5,000	6,221
Schlumberger Ltd.	9,600	381,504
Sensata Technologies Holding PLC(a)	18,700	916,300
Total United States		2,280,848
TOTAL COMMON STOCKS
(Cost: $363,822,772)		355,734,649
RIGHTS - 0.0% (b)
CHILE - 0.0% (b)
Enel Americas S.A.(a)	50,128	740
CHINA - 0.0% (b)
Legend Holdings Corp.(a)	284	0
SOUTH KOREA - 0.0% (b)
Helixmith Co., Ltd.(a)	5	141
SPAIN - 0.0% (b)
Repsol S.A.(a)	9,434	5,233

See Notes to Schedule of Investments.

69

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

ACS Actividades de Construccion y Servicios S.A.(a)	1,796	$2,818
Total Spain		8,051
TOTAL RIGHTS
(Cost: $8,310)		8,932
PREFERRED STOCKS - 1.1%
BRAZIL - 0.3%
Banco Bradesco S.A., 2.66%	29,520	290,130
Braskem S.A., 3.84%, Class A	1,600	14,596
Centrais Eletricas Brasileiras S.A., 3.56%, Class B(a)	2,700	25,313
Cia Brasileira de Distribuicao, 1.77%	1,200	29,588
Cia Energetica de Minas Gerais, 4.10%	8,200	31,711
Gerdau S.A., 2.16%	7,600	30,084
Itau Unibanco Holding S.A., 3.95%	40,650	383,851
Itausa - Investimentos Itau S.A., 3.13%	28,470	95,569
Lojas Americanas S.A., 0.44%	5,800	24,877
Petroleo Brasileiro S.A., 3.59%	33,200	236,985
Telefonica Brasil S.A., 10.07%	3,100	40,292
Total Brazil		1,202,996
CHILE - 0.0% (b)
Embotelladora Andina S.A., 3.83%, Class B	10,562	38,139
Sociedad Quimica y Minera de Chile S.A., 3.50%, Class B	919	28,548
Total Chile		66,687
COLOMBIA - 0.0% (b)
Bancolombia S.A., 2.53%	3,060	38,851
Grupo Aval Acciones y Valores S.A., 4.00%	36,414	14,561
Grupo de Inversiones Suramericana S.A., 1.63%	1,128	11,106
Total Colombia		64,518
GERMANY - 0.7%
Bayerische Motoren Werke AG, 6.35%	454	28,187
Fuchs Petrolub SE, 2.73%	572	22,492
Henkel AG & Co. KGaA, 2.05% (Cost: $155,048)	1,257	122,951
Porsche Automobil Holding SE, 2.73%	1,143	74,265
Sartorius AG, 0.32%	283	58,021
Volkswagen AG, 3.21%	12,230	2,061,256
Total Germany		2,367,172
SOUTH KOREA - 0.1%
Amorepacific Corp., 1.38%	51	3,807
CJ Corp.(a)	12	381
Hyundai Motor Co., 2nd Preference. 3.69%	570	42,603
Hyundai Motor Co., 3.99%	137	9,385
LG Chem Ltd., 3.10%	44	7,450
LG Household & Health Care Ltd., 1.16%	12	8,377
Samsung Electronics Co., Ltd., 2.88%	7,058	233,810
Total South Korea		305,813
TOTAL PREFERRED STOCKS (Cost: $4,105,691)		4,007,186
WARRANTS - 0.0% (b)
THAILAND - 0.0% (a)(b)
Minor International PCL(a)	605	110
SHORT-TERM INVESTMENTS - 4.7%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 2.09% (Cost $17,850,380)(c)	17,850,380	17,850,380

See Notes to Schedule of Investments.

70

Schedule of Investments (unaudited)

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

June 30, 2019

TOTAL INVESTMENTS - 100.3%
(Cost: $385,787,153)	$377,601,257
OTHER ASSETS AND LIABILITIES, NET - (0.3)%	(972,047)
NET ASSETS - 100.0%	$376,629,210

(a)	Non-income producing.
(b)	Amount is less than 0.05%.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Futures contracts open at June 30, 2019:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 1.8%
MSCI EAFE Index	Long	2,200	09/20/2019	$4,231,260	$100,408
MSCI Emerging Markets Index	Long	2,300	09/20/2019	2,422,820	85,238
Total					$185,646

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019

PFM Multi-Manager International Equity Fund	Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities:
Common Stocks	$355,734,649	$—	$—	$355,734,649
Rights	8,932	—	—	8,932
Preferred Stocks	4,007,186	—	—	4,007,186
Warrants	110	—	—	110
Money Market Fund	17,850,380	—	—	17,850,380
Total Investments in Securities	$377,601,257	$—	$—	$377,601,257
Other Financial Instruments:
Futures Contracts (a)	$185,646	$—	$—	$185,646

(a) Futures Contracts are valued at unrealized appreciation (depreciation).

See Notes to Schedule of Investments.

71

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND

June 30, 2019

Investments	Principal Amount	Value
CORPORATE BONDS - 44.7%
BASIC MATERIALS - 1.4%
Alcoa Nederland Holding B.V., 6.13%, 5/15/28 (a)	200,000	$209,000
Aleris International, Inc., Secured Note, 10.75%, 7/15/23 (a)	125,000	130,469
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25 (a)	200,000	197,000
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	200,000	200,682
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., Senior Secured Note, 8.75%, 7/15/26 (a)	50,000	50,875
Big River Steel LLC/BRS Finance Corp., Senior Secured Note, 7.25%, 9/1/25 (a)	100,000	105,055
Blue Cube Spinco LLC, 10.00%, 10/15/25	111,000	125,569
CF Industries, Inc., 4.95%, 6/1/43	25,000	22,375
CF Industries, Inc., 5.38%, 3/15/44	100,000	93,780
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23 (a)	157,000	160,271
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	59,000	58,705
Cleveland-Cliffs, Inc., 5.88%, 6/1/27 (a)	75,000	72,938
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22 (b)	340,000	342,189
Coeur Mining, Inc., 5.88%, 6/1/24	125,000	121,719
Commercial Metals Co., 5.38%, 7/15/27	150,000	149,250
Consolidated Energy Finance S.A., Senior Note, 6.50%, 5/15/26 (a)	200,000	198,500
Domtar Corp., 6.75%, 2/15/44	351,000	385,074
Dow Chemical Co. (The), 4.80%, 5/15/49 (a)	264,000	284,342
Dow Chemical Co. (The), 5.55%, 11/30/48 (a)	168,000	199,720
DowDuPont, Inc., Senior Bond, 5.42%, 11/15/48	165,000	200,597
DowDuPont, Inc., Senior Note, 3.77%, 11/15/20	65,000	66,231
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	264,000	265,043
Element Solutions, Inc., 5.88%, 12/1/25 (a)	100,000	104,125
First Quantum Minerals Ltd., 6.50%, 3/1/24 (a)	200,000	187,000
First Quantum Minerals Ltd., 6.88%, 3/1/26 (a)	200,000	185,500
Freeport-McMoRan, Inc., 4.00%, 11/14/21	150,000	152,625
Freeport-McMoRan, Inc., 5.45%, 3/15/43	175,000	160,125
Freeport-McMoRan, Inc., 6.88%, 2/15/23	100,000	105,250
Georgia-Pacific LLC, 5.40%, 11/1/20 (a)	485,000	504,364
Glencore Funding LLC, 4.13%, 3/12/24 (a)	265,000	275,004
Hecla Mining Co., 6.88%, 5/1/21	150,000	143,175
Hexion, Inc., 7.88%, 7/15/27 (a)	50,000	50,250
Hexion, Inc., Secured Note, 13.75%, 2/1/22 (a)	150,000	25,875
Hexion, Inc., Senior Secured Note, 10.38%, 2/1/22 (a)	50,000	38,125
Hexion, Inc./Hexion Nova Scotia Finance ULC, Secured Note, 9.00%, 11/15/20	150,000	25,875
Hudbay Minerals, Inc., 7.63%, 1/15/25 (a)	100,000	103,250
Huntsman International LLC, 4.50%, 5/1/29	190,000	196,002
International Paper Co., Senior Bond, 4.35%, 8/15/48	500,000	490,026
Inversiones CMPC S.A., 4.38%, 4/4/27 (a)	500,000	522,794
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25 (a)	75,000	75,938
Mercer International, Inc., Senior Note, 6.50%, 2/1/24	100,000	103,500
Mercer International, Inc., Senior Note, 7.38%, 1/15/25 (a)	50,000	53,125
Mosaic Co. (The), 5.63%, 11/15/43	96,000	105,534
Mosaic Co. (The), Senior Note, 4.05%, 11/15/27	14,000	14,463
NOVA Chemicals Corp., Senior Note, 5.25%, 6/1/27 (a)	100,000	106,375
Novelis Corp., 5.88%, 9/30/26 (a)	200,000	202,500
RPM International, Inc., Senior Bond, 4.25%, 1/15/48	24,000	21,867
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	216,634
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26 (a)	50,000	51,125
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	109,554
Steel Dynamics, Inc., 5.13%, 10/1/21	25,000	25,261
Steel Dynamics, Inc., 5.50%, 10/1/24	100,000	103,625
Taseko Mines Ltd., Senior Secured Note, 8.75%, 6/15/22 (a)	100,000	96,250
Teck Resources Ltd., 4.75%, 1/15/22	150,000	155,351
TPC Group, Inc., Senior Secured Note, 8.75%, 12/15/20 (a)	210,000	209,212
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/1/25 (a)	150,000	144,375
Tronox Finance PLC, 5.75%, 10/1/25 (a)	100,000	97,000
United States Steel Corp., Senior Note, 6.88%, 8/15/25	100,000	94,000

See Notes to Schedule of Investments.

72

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Venator Finance Sarl/Venator Materials LLC, 5.75%, 7/15/25 (a)	75,000	$68,719
Versum Materials, Inc., 5.50%, 9/30/24 (a)	150,000	160,687
Total Basic Materials		9,123,844
COMMUNICATIONS - 4.0%
Altice France S.A., Senior Secured Note, 7.38%, 5/1/26 (a)	200,000	205,000
Altice Luxembourg S.A., 7.75%, 5/15/22 (a)	200,000	203,250
Amazon.com, Inc., 4.80%, 12/5/34	111,000	136,129
AMC Networks, Inc., 5.00%, 4/1/24	225,000	230,906
Anixter, Inc., 6.00%, 12/1/25 (a)	25,000	27,125
AT&T, Inc., 3.62%, 6/12/24 (3 month USD LIBOR + 1.18%)(c)	270,000	273,395
AT&T, Inc., 4.30%, 2/15/30	50,000	53,393
AT&T, Inc., 4.85%, 3/1/39	880,000	943,864
AT&T, Inc., 4.85%, 7/15/45	158,000	168,259
AT&T, Inc., Senior Bond, 4.35%, 6/15/45	336,000	334,448
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	193,000	202,086
AT&T, Inc., Senior Bond, 4.50%, 3/9/48	170,000	174,167
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	268,000	289,469
Cablevision Systems Corp., Senior Note, 8.00%, 4/15/20	325,000	335,670
CBS Corp., 2.50%, 2/15/23	300,000	298,270
CBS Corp., 3.70%, 6/1/28	249,000	253,818
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 5/1/25 (a)	150,000	155,063
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 6/1/29 (a)	75,000	77,438
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/1/24 (a)	75,000	78,375
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.00%, 2/1/28 (a)	100,000	102,120
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 2/15/23	200,000	203,160
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 5/1/23 (a)	575,000	587,039
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 9/1/23	200,000	204,436
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 2/15/26 (a)	300,000	314,625
CenturyLink, Inc., 7.50%, 4/1/24	75,000	82,969
CenturyLink, Inc., Senior Note, 5.80%, 3/15/22	25,000	26,063
CenturyLink, Inc., Senior Note, 6.45%, 6/15/21	225,000	237,937
CenturyLink, Inc., Senior Note, 6.75%, 12/1/23	150,000	161,812
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	38,000	40,659
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	420,888
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	115,000	134,958
Cisco Systems, Inc., Senior Note, 2.20%, 2/28/21	779,000	779,728
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (a)	50,000	54,250
Clear Channel Worldwide Holdings, Inc., Senior Note, Series B, 6.50%, 11/15/22	375,000	381,562
Cogent Communications Group, Inc., 5.38%, 3/1/22 (a)	200,000	207,000
Comcast Corp., 3.15%, 3/1/26	312,000	322,300
Comcast Corp., 3.90%, 3/1/38	91,000	95,882
Comcast Corp., 4.15%, 10/15/28	260,000	286,574
Comcast Corp., 4.25%, 10/15/30	90,000	100,243
Comcast Corp., 4.60%, 10/15/38	245,000	280,278
Comcast Corp., 4.70%, 10/15/48	70,000	82,031
CommScope Finance LLC, 5.50%, 3/1/24 (a)	75,000	76,969
CommScope Finance LLC, 6.00%, 3/1/26 (a)	75,000	76,875
CommScope Finance LLC, 8.25%, 3/1/27 (a)	50,000	50,993
CommScope Technologies LLC, 6.00%, 6/15/25 (a)	150,000	140,582
Corning, Inc., Senior Bond, 4.38%, 11/15/57	500,000	485,604
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47 (a)	150,000	151,813
CSC Holdings LLC, 6.50%, 2/1/29 (a)	200,000	218,250
CSC Holdings LLC, Senior Note, 5.13%, 12/15/21 (a)	250,000	250,000
Digicel Ltd., 6.75%, 3/1/23 (a)	200,000	112,000
Discovery Communications LLC, 5.00%, 9/20/37	750,000	782,770
DISH DBS Corp., 5.00%, 3/15/23	125,000	120,781
DISH DBS Corp., 5.13%, 5/1/20	100,000	100,499
DISH DBS Corp., 5.88%, 11/15/24	50,000	47,313
DISH DBS Corp., 7.75%, 7/1/26	175,000	171,500
Embarq Corp., 8.00%, 6/1/36	100,000	96,782
EW Scripps Co. (The), 5.13%, 5/15/25 (a)	25,000	24,000

See Notes to Schedule of Investments.

73

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Fox Corp., 5.48%, 1/25/39 (a)	142,000	$167,522
Fox Corp., 5.58%, 1/25/49 (a)	174,000	212,118
Frontier Communications Corp., 8.00%, 4/1/27 (a)	100,000	104,000
Frontier Communications Corp., Senior Note, 10.50%, 9/15/22	525,000	355,687
Frontier Communications Corp., Senior Note, 11.00%, 9/15/25	150,000	93,000
GCI LLC, 6.63%, 6/15/24 (a)	50,000	52,390
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27 (a)	75,000	77,625
Gray Television, Inc., 5.13%, 10/15/24 (a)	100,000	101,875
Gray Television, Inc., 5.88%, 7/15/26 (a)	122,000	126,575
Gray Television, Inc., Senior Note, 7.00%, 5/15/27 (a)	150,000	162,750
GrubHub Holdings, Inc., 5.50%, 7/1/27 (a)	50,000	51,319
Hughes Satellite Systems Corp., 6.63%, 8/1/26	150,000	157,687
iHeartCommunications, Inc., 6.38%, 5/1/26	25,000	26,531
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25 (a)	400,000	410,000
Interpublic Group of Cos., Inc. (The), 5.40%, 10/1/48	103,000	114,423
Lamar Media Corp., 5.00%, 5/1/23	100,000	101,750
Lamar Media Corp., 5.75%, 2/1/26	25,000	26,281
Level 3 Financing, Inc., 5.38%, 1/15/24	150,000	153,188
Level 3 Financing, Inc., 5.63%, 2/1/23	150,000	151,869
Level 3 Parent LLC, Senior Note, 5.75%, 12/1/22	162,000	163,417
Match Group, Inc., 5.63%, 2/15/29 (a)	50,000	52,750
Match Group, Inc., 6.38%, 6/1/24	100,000	105,000
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 8/15/23 (a)	150,000	155,250
Netflix, Inc., 5.38%, 11/15/29 (a)	125,000	132,774
Netflix, Inc., 5.88%, 11/15/28	25,000	27,678
Netflix, Inc., Senior Bond, 6.38%, 5/15/29 (a)	250,000	284,137
Netflix, Inc., Senior Note, 4.88%, 4/15/28	75,000	77,531
Netflix, Inc., Senior Note, 5.38%, 2/1/21	100,000	103,375
Netflix, Inc., Senior Note, 5.88%, 2/15/25	125,000	137,813
Nexstar Broadcasting, Inc., 6.13%, 2/15/22 (a)	155,000	156,938
Nexstar Escrow, Inc., 5.63%, 7/15/27 (a)	100,000	102,500
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27 (a)	150,000	153,555
Quebecor Media, Inc., Senior Note, 5.75%, 1/15/23	100,000	107,000
Radiate Holdco LLC/Radiate Finance, Inc., Senior Note, 6.63%, 2/15/25 (a)	150,000	145,125
Sinclair Television Group, Inc., 5.88%, 3/15/26 (a)	150,000	153,330
Sirius XM Radio, Inc., 3.88%, 8/1/22 (a)	50,000	50,125
Sirius XM Radio, Inc., 4.63%, 7/15/24 (a)	100,000	102,328
Sirius XM Radio, Inc., 5.00%, 8/1/27 (a)	100,000	101,740
Sirius XM Radio, Inc., 5.50%, 7/1/29 (a)	275,000	281,930
Sirius XM Radio, Inc., 6.00%, 7/15/24 (a)	50,000	51,388
Sprint Capital Corp., 8.75%, 3/15/32	575,000	665,562
Sprint Communications, Inc., Senior Note, 7.00%, 8/15/20	225,000	233,156
Sprint Corp., 7.88%, 9/15/23	150,000	163,125
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Note, 3.36%, 3/20/23 (a)	675,000	675,000
T-Mobile USA, Inc., 4.50%, 2/1/26	100,000	102,375
T-Mobile USA, Inc., 6.00%, 3/1/23	100,000	102,250
T-Mobile USA, Inc., 6.50%, 1/15/26	200,000	216,212
Telefonica Emisiones S.A., 4.67%, 3/6/38	270,000	280,368
Telefonica Emisiones S.A., 5.21%, 3/8/47	270,000	297,346
Univision Communications, Inc., Senior Secured Note, 6.75%, 9/15/22 (a)	100,000	101,563
UPCB Finance IV Ltd., Senior Secured Note, 5.38%, 1/15/25 (a)	200,000	205,562
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	599,000	648,226
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	104,000	115,214
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	400,000	465,533
Verizon Communications, Inc., Senior Bond, 5.25%, 3/16/37	281,000	335,825
Verizon Communications, Inc., Senior Note, 3.62%, 5/15/25 (3 month USD LIBOR + 1.10%)(c)	1,000,000	1,012,850
Viacom, Inc., 4.25%, 9/1/23	250,000	264,374
Viacom, Inc., 4.38%, 3/15/43	257,000	251,140
Viacom, Inc., Senior Bond, 5.85%, 9/1/43	125,000	147,479
Virgin Media Finance PLC, 5.75%, 1/15/25 (a)	200,000	206,998
Walt Disney Co. (The), 6.15%, 3/1/37 (a)	100,000	135,747
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27 (a)	150,000	152,625

See Notes to Schedule of Investments.

74

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	350,000	$357,875
Ziggo Bond Finance B.V., Senior Note, 6.00%, 1/15/27 (a)	200,000	200,500
Total Communications		25,082,549
CONSUMER, CYCLICAL - 3.8%
1011778 BC ULC/New Red Finance, Inc., Secured Note, 5.00%, 10/15/25 (a)	525,000	529,095
Air Canada, 7.75%, 4/15/21 (a)	150,000	161,700
Algeco Global Finance 2 PLC, 10.00%, 8/15/23 (a)	200,000	202,500
Allison Transmission, Inc., 5.88%, 6/1/29 (a)	25,000	26,313
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26	150,000	134,250
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27	100,000	89,000
American Airlines Group, Inc., 4.63%, 3/1/20 (a)	150,000	150,938
American Airlines Group, Inc., 5.00%, 6/1/22 (a)	100,000	103,030
American Builders & Contractors Supply Co., Inc., 5.88%, 5/15/26 (a)	150,000	156,375
Aptiv Corp., 4.15%, 3/15/24	473,000	497,664
Aramark Services, Inc., 5.00%, 2/1/28 (a)	175,000	180,031
Aramark Services, Inc., 5.13%, 1/15/24	100,000	102,750
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Note, 6.75%, 8/1/25 (a)	150,000	144,750
AutoNation, Inc., 3.50%, 11/15/24	175,000	175,079
AutoZone, Inc., 3.75%, 4/18/29	360,000	374,161
Beacon Roofing Supply, Inc., 4.88%, 11/1/25 (a)	100,000	99,000
Beacon Roofing Supply, Inc., 6.38%, 10/1/23	100,000	103,875
Beazer Homes USA, Inc., 6.75%, 3/15/25	150,000	143,625
Beazer Homes USA, Inc., 7.25%, 2/1/23	65,000	63,375
BMW US Capital LLC, 3.10%, 4/12/21 (a)	448,000	453,130
Boyd Gaming Corp., 6.00%, 8/15/26	150,000	157,687
Boyd Gaming Corp., 6.38%, 4/1/26	250,000	264,470
Boyd Gaming Corp., 6.88%, 5/15/23	350,000	361,375
Boyne USA, Inc., Secured Note, 7.25%, 5/1/25 (a)	25,000	27,063
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (a)	200,000	200,000
Carlson Travel, Inc., 6.75%, 12/15/23 (a)	200,000	202,500
Carvana Co., 8.88%, 10/1/23 (a)	50,000	50,513
Cedar Fair L.P., 5.25%, 7/15/29 (a)	25,000	25,531
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, 6/1/24	207,000	212,692
Century Communities, Inc., 6.75%, 6/1/27 (a)	250,000	253,437
Churchill Downs, Inc., 5.50%, 4/1/27 (a)	50,000	52,344
Cinemark USA, Inc., 5.13%, 12/15/22	225,000	228,375
Constellation Merger Sub, Inc., Senior Note, 8.50%, 9/15/25 (a)	100,000	92,750
Cumberland Farms, Inc., Senior Note, 6.75%, 5/1/25 (a)	125,000	132,500
Daimler Finance North America LLC, 2.00%, 7/6/21 (a)	310,000	306,716
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26 (a)	150,000	157,687
Dana, Inc., Senior Note, 6.00%, 9/15/23	250,000	255,625
Darden Restaurants, Inc., 4.55%, 2/15/48	310,000	311,046
Delta Air Lines 2015-1 Class A Pass Through Trust, Pass Through Certificates, Series 2015-1A, 3.88%, 1/30/29	473,580	482,899
Delta Air Lines 2019-1 Class A Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	150,000	155,520
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, Senior Secured Note, 7.50%, 5/1/25 (a)	150,000	142,500
Eldorado Resorts, Inc., 6.00%, 9/15/26	50,000	54,625
Eldorado Resorts, Inc., 7.00%, 8/1/23	225,000	235,125
Enterprise Development Authority (The), 12.00%, 7/15/24 (a)	125,000	135,625
Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 6/15/23	50,000	43,875
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	404,000	397,935
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	218,027
General Motors Financial Co., Inc., 3.70%, 5/9/23	255,000	258,708
Golden Entertainment, Inc., 7.63%, 4/15/26 (a)	75,000	76,688
Golden Nugget, Inc., 8.75%, 10/1/25 (a)	500,000	525,000
Group 1 Automotive, Inc., 5.00%, 6/1/22	100,000	101,250
H&E Equipment Services, Inc., 5.63%, 9/1/25	100,000	102,850
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30 (a)	100,000	103,167
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26	350,000	365,312
Hyundai Capital America, 3.40%, 6/20/24 (a)	328,000	329,456
IAA, Inc., 5.50%, 6/15/27 (a)	25,000	26,000
IRB Holding Corp., 6.75%, 2/15/26 (a)	125,000	124,375

See Notes to Schedule of Investments.

75

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (a)	50,000	$51,360
Jacobs Entertainment, Inc., Secured Note, 7.88%, 2/1/24 (a)	150,000	160,125
JC Penney Corp., Inc., Secured Note, 8.63%, 3/15/25 (a)	25,000	12,250
KB Home, 6.88%, 6/15/27	50,000	53,375
KB Home, 7.63%, 5/15/23	25,000	27,938
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27 (a)	100,000	102,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24 (a)	75,000	77,438
Kohl's Corp., 5.55%, 7/17/45	225,000	225,178
L Brands, Inc., 5.25%, 2/1/28	75,000	68,719
L Brands, Inc., 5.63%, 10/15/23	150,000	155,548
Lear Corp., 5.25%, 5/15/49	132,000	130,418
Leggett & Platt, Inc., 4.40%, 3/15/29	575,000	602,422
Lennar Corp., 5.88%, 11/15/24	150,000	164,437
Lions Gate Capital Holdings LLC, 6.38%, 2/1/24 (a)	75,000	78,844
Live Nation Entertainment, Inc., 5.63%, 3/15/26 (a)	150,000	157,312
Lowe's Cos., Inc., 3.65%, 4/5/29	925,000	966,320
Lowe's Cos., Inc., 4.25%, 9/15/44	825,000	836,863
LTF Merger Sub, Inc., 8.50%, 6/15/23 (a)	422,000	430,967
Marriott International, Inc., Senior Note, 3.12%, 12/1/20 (3 month USD LIBOR + 0.60%)(c)	320,000	321,223
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	125,000	134,063
Mattel, Inc., 6.75%, 12/31/25 (a)	50,000	51,438
McDonald's Corp., 4.45%, 3/1/47	117,000	128,157
McDonald's Corp., Senior Bond, 4.45%, 9/1/48	193,000	211,386
Meritage Homes Corp., 7.00%, 4/1/22	200,000	216,000
MGM Resorts International, 5.50%, 4/15/27	75,000	78,656
MGM Resorts International, 5.75%, 6/15/25	175,000	190,309
MGM Resorts International, 6.00%, 3/15/23	525,000	568,969
MGM Resorts International, 6.63%, 12/15/21	250,000	270,000
Michaels Stores, Inc., 8.00%, 7/15/27 (a)	25,000	24,885
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (a)	150,000	146,813
Navistar International Corp., Senior Note, 6.63%, 11/1/25 (a)	250,000	261,875
NCL Corp. Ltd., Senior Note, 4.75%, 12/15/21 (a)	125,000	126,719
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22 (a)	324,000	322,987
Penske Automotive Group, Inc., 3.75%, 8/15/20	100,000	100,000
PriSo Acquisition Corp., 9.00%, 5/15/23 (a)	150,000	140,250
QVC, Inc., 4.85%, 4/1/24	466,000	481,938
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	196,000
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23	200,000	208,076
Shea Homes L.P./Shea Homes Funding Corp., 6.13%, 4/1/25 (a)	195,000	196,851
Sonic Automotive, Inc., 5.00%, 5/15/23	150,000	151,313
Staples, Inc., 7.50%, 4/15/26 (a)	175,000	173,969
Staples, Inc., 10.75%, 4/15/27 (a)	50,000	49,750
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	494,649
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC, 7.00%, 7/15/26 (a)	175,000	185,062
Superior Plus L.P./Superior General Partner, Inc., Senior Note, 7.00%, 7/15/26 (a)	100,000	103,375
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24 (a)	150,000	154,875
Tenneco, Inc., 5.38%, 12/15/24	125,000	104,531
Tesla, Inc., 5.30%, 8/15/25 (a)	150,000	131,625
Titan International, Inc., 6.50%, 11/30/23	150,000	130,125
Toyota Motor Credit Corp., Senior Note, 3.45%, 9/20/23	257,000	269,340
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 6/15/24	150,000	154,830
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27 (a)	25,000	26,063
Viking Cruises Ltd., 5.88%, 9/15/27 (a)	100,000	101,250
Viking Cruises Ltd., Senior Note, 6.25%, 5/15/25 (a)	150,000	154,500
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20 (a)	215,000	219,526
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21 (a)	215,000	221,837
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	102,000	101,540
Walmart, Inc., 3.05%, 7/8/26	255,000	266,457
Walmart, Inc., Senior Note, 2.55%, 4/11/23	293,000	297,050
Walmart, Inc., Senior Note, 3.70%, 6/26/28	315,000	343,826
William Carter Co. (The), 5.63%, 3/15/27 (a)	50,000	52,375
William Lyon Homes, Inc., 5.88%, 1/31/25	100,000	98,750
William Lyon Homes, Inc., 6.00%, 9/1/23	75,000	76,125

See Notes to Schedule of Investments.

76

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

William Lyon Homes, Inc., 6.63%, 7/15/27 (a)	50,000	$49,875
Williams Scotsman International, Inc., 6.88%, 8/15/23 (a)	250,000	260,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27 (a)	100,000	100,375
Wynn Macau Ltd., Senior Note, 5.50%, 10/1/27 (a)	200,000	194,500
Total Consumer, Cyclical		24,408,616
CONSUMER, NON-CYCLICAL - 5.3%
Abbott Laboratories, Senior Bond, 4.90%, 11/30/46	300,000	369,525
AbbVie, Inc., 4.88%, 11/14/48	84,000	88,370
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	205,479
Ahern Rentals, Inc., Secured Note, 7.38%, 5/15/23 (a)	100,000	88,750
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC, 6.63%, 6/15/24	100,000	103,625
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC, 7.50%, 3/15/26 (a)	25,000	26,688
Allergan Funding SCS, 4.55%, 3/15/35	380,000	383,381
Allied Universal Holdco LLC, 6.63%, 7/15/26 (a)	125,000	127,031
Allied Universal Holdco LLC, 9.75%, 7/15/27 (a)	200,000	200,000
Allina Health System, 3.89%, 4/15/49	90,000	94,351
Altria Group, Inc., 2.85%, 8/9/22	155,000	156,581
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	96,904
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	83,000	92,252
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	116,448
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	85,000	91,278
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	440,000	536,529
Aptim Corp., 7.75%, 6/15/25 (a)	150,000	114,750
ASP AMC Merger Sub, Inc., Senior Note, 8.00%, 5/15/25 (a)	150,000	90,000
Avantor, Inc., 6.00%, 10/1/24 (a)	125,000	133,000
Avantor, Inc., Senior Note, 9.00%, 10/1/25 (a)	150,000	167,250
Avery Dennison Corp., Senior Note, 4.88%, 12/6/28	105,000	116,446
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27 (a)	25,000	25,188
B&G Foods, Inc., 5.25%, 4/1/25	50,000	50,500
Bausch Health Americas, Inc., Senior Note, 8.50%, 1/31/27 (a)	150,000	164,928
Bausch Health Cos., Inc., 5.88%, 5/15/23 (a)	50,000	50,581
Bausch Health Cos., Inc., 6.13%, 4/15/25 (a)	550,000	561,000
Bausch Health Cos., Inc., 9.00%, 12/15/25 (a)	525,000	586,582
Bayer US Finance II LLC, 3.50%, 6/25/21 (a)	200,000	202,843
Baylor Scott & White Holdings, 4.19%, 11/15/45	100,000	109,821
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	90,000	93,884
Bristol-Myers Squibb Co., 2.91%, 5/16/22 (3 month USD LIBOR + 0.38%)(a)(c)	575,000	576,368
Bristol-Myers Squibb Co., 3.40%, 7/26/29 (a)	246,000	257,286
Bristol-Myers Squibb Co., 4.13%, 6/15/39 (a)	872,000	944,554
Bristol-Myers Squibb Co., 4.25%, 10/26/49 (a)	225,000	247,654
Bristol-Myers Squibb Co., Senior Bond, 3.25%, 8/1/42	1,000,000	938,110
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	150,000	141,620
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27 (a)	25,000	25,438
Celgene Corp., 4.63%, 5/15/44	182,000	207,272
Celgene Corp., Senior Note, 3.63%, 5/15/24	269,000	282,294
Celgene Corp., Senior Note, 3.90%, 2/20/28	400,000	428,446
Centene Corp., 6.13%, 2/15/24	250,000	261,875
Centene Corp., Senior Note, 5.38%, 6/1/26 (a)	200,000	210,250
Central Garden & Pet Co., 6.13%, 11/15/23	190,000	197,125
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (a)	25,000	23,375
CHS/Community Health Systems, Inc., 6.88%, 2/1/22	75,000	50,625
CHS/Community Health Systems, Inc., 8.00%, 3/15/26 (a)	100,000	96,103
CHS/Community Health Systems, Inc., Secured Note, 8.13%, 6/30/24 (a)	75,000	56,063
CHS/Community Health Systems, Inc., Senior Secured Note, 8.63%, 1/15/24 (a)	50,000	50,156
Conagra Brands, Inc., 7.00%, 10/1/28	203,000	250,436
Conagra Brands, Inc., Senior Bond, 5.40%, 11/1/48	251,000	275,172
Conagra Brands, Inc., Senior Note, 3.80%, 10/22/21	395,000	405,839
Constellation Brands, Inc., 5.25%, 11/15/48	106,000	122,651
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., Senior Secured Note, 8.50%, 12/15/22 (a)	50,000	48,625
CVS Health Corp., 5.13%, 7/20/45	390,000	415,920
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	354,000	368,964
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	168,000	178,679

See Notes to Schedule of Investments.

77

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Darling Ingredients, Inc., 5.25%, 4/15/27 (a)	25,000	$26,125
DaVita, Inc., 5.13%, 7/15/24	150,000	150,045
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	76,505
Eagle Holding Co. II LLC, Senior Note, PIK (7.625% Cash or 8.375% PIK), 7.63%, 5/15/22 (a)(d)	200,000	201,000
Eagle Holding Co. II LLC, Senior Note, PIK (7.750% Cash or 8.500 % PIK), 7.75%, 5/15/22 (a)(d)	50,000	50,375
Eli Lilly & Co., 3.38%, 3/15/29	365,000	388,561
Encompass Health Corp., 5.75%, 11/1/24	138,000	140,525
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (a)	246,000	177,120
Envision Healthcare Corp., 8.75%, 10/15/26 (a)	250,000	173,125
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	325,000	330,622
Express Scripts Holding Co., 4.50%, 2/25/26	400,000	432,411
Ford Foundation (The), Senior Bond, 3.86%, 6/1/47	175,000	185,634
Garda World Security Corp., Senior Note, 8.75%, 5/15/25 (a)	150,000	148,125
Gartner, Inc., 5.13%, 4/1/25 (a)	125,000	128,926
General Mills, Inc., 4.55%, 4/17/38	99,000	105,326
General Mills, Inc., Senior Bond, 4.70%, 4/17/48	200,000	215,543
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	194,000	201,855
Graham Holdings Co., 5.75%, 6/1/26 (a)	50,000	52,875
Halfmoon Parent, Inc., 4.38%, 10/15/28 (a)	190,000	204,912
Halfmoon Parent, Inc., 4.80%, 8/15/38 (a)	794,000	854,920
Halfmoon Parent, Inc., 4.90%, 12/15/48 (a)	97,000	105,483
HCA Healthcare, Inc., 6.25%, 2/15/21	75,000	78,563
HCA, Inc., 4.13%, 6/15/29	169,000	172,929
HCA, Inc., 5.13%, 6/15/39	125,000	129,839
HCA, Inc., 5.25%, 6/15/26	149,000	164,915
HCA, Inc., 5.25%, 6/15/49	107,000	111,249
HCA, Inc., 5.38%, 2/1/25	150,000	161,906
HCA, Inc., 5.38%, 9/1/26	125,000	134,687
HCA, Inc., 5.63%, 9/1/28	200,000	216,500
HCA, Inc., 5.88%, 2/15/26	100,000	110,500
HCA, Inc., 5.88%, 2/1/29	75,000	82,219
HCA, Inc., 7.50%, 2/15/22	425,000	468,562
HCA, Inc., Senior Secured Note, 5.88%, 3/15/22	200,000	218,524
Herc Rentals, Inc., Secured Note, 7.50%, 6/1/22 (a)	155,000	160,967
Keurig Dr Pepper, Inc., 4.42%, 5/25/25	283,000	303,136
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	441,903
Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	27,000	31,218
Kraft Heinz Foods Co., 3.38%, 6/15/21	135,000	137,216
Kraft Heinz Foods Co., 4.38%, 6/1/46	130,000	123,381
Kroger Co. (The), 5.40%, 1/15/49	145,000	160,991
Laboratory Corp. of America Holdings, 4.70%, 2/1/45	179,000	185,049
Laboratory Corp. of America Holdings, Senior Note, 3.25%, 9/1/24	312,000	317,920
Mars, Inc., 3.95%, 4/1/49 (a)	205,000	220,291
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	79,977
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	189,368
Matthews International Corp., 5.25%, 12/1/25 (a)	160,000	157,400
McKesson Corp., Senior Note, 3.65%, 11/30/20	465,000	472,318
MEDNAX, Inc., 6.25%, 1/15/27 (a)	50,000	49,188
Merck & Co., Inc., 3.90%, 3/7/39	1,000,000	1,094,390
Mondelez International, Inc., 3.63%, 2/13/26	238,000	249,738
MPH Acquisition Holdings LLC, 7.13%, 6/1/24 (a)	100,000	93,770
Mylan, Inc., 4.20%, 11/29/23	400,000	401,673
Mylan, Inc., 4.55%, 4/15/28	181,000	177,388
Nature Conservancy (The), 3.66%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	519,556
Nestle Holdings, Inc., 3.50%, 9/24/25 (a)	247,000	262,115
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)	225,000	224,719
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	53,026
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., Senior Note, 6.63%, 5/15/22 (a)	100,000	95,500
Par Pharmaceutical, Inc., 7.50%, 4/1/27 (a)	25,000	24,563
PepsiCo, Inc., 2.75%, 4/30/25	193,000	197,725
Pilgrim's Pride Corp., 5.75%, 3/15/25 (a)	100,000	101,500
Polaris Intermediate Corp., Senior Note, PIK (8.500% Cash or 9.250% PIK), 8.50%, 12/1/22 (a)(d)	200,000	176,500
Post Holdings, Inc., 5.00%, 8/15/26 (a)	150,000	152,062
Post Holdings, Inc., 5.50%, 3/1/25 (a)	75,000	77,438

See Notes to Schedule of Investments.

78

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Post Holdings, Inc., 5.50%, 12/15/29 (a)	25,000	$25,063
Post Holdings, Inc., 5.75%, 3/1/27 (a)	200,000	206,500
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	53,351
President & Fellows of Harvard College, 6.50%, 1/15/39 (a)	105,000	154,133
Prestige Brands, Inc., 6.38%, 3/1/24 (a)	100,000	104,625
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (a)	50,000	50,875
Prime Security Services Borrower LLC/Prime Finance, Inc., Secured Note, 9.25%, 5/15/23 (a)	27,000	28,355
Refinitiv US Holdings, Inc., 6.25%, 5/15/26 (a)	50,000	51,425
Refinitiv US Holdings, Inc., 8.25%, 11/15/26 (a)	100,000	102,850
Roche Holdings, Inc., 1.75%, 1/28/22 (a)	200,000	197,596
Select Medical Corp., 6.38%, 6/1/21	150,000	150,202
Service Corp. International, 5.13%, 6/1/29	50,000	52,625
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	450,000	454,213
Smithfield Foods, Inc., 5.20%, 4/1/29 (a)	76,000	82,812
Smithfield Foods, Inc., Senior Note, 2.65%, 10/3/21 (a)	113,000	111,350
Sutter Health, 4.09%, 8/15/48	125,000	134,208
Tenet Healthcare Corp., 4.63%, 7/15/24	125,000	126,562
Tenet Healthcare Corp., Secured Note, 6.25%, 2/1/27 (a)	100,000	103,000
Tenet Healthcare Corp., Senior Note, 6.75%, 6/15/23	125,000	125,469
Tenet Healthcare Corp., Senior Secured Note, 6.00%, 10/1/20	275,000	283,594
Tyson Foods, Inc., 5.10%, 9/28/48	385,000	434,225
Unilever Capital Corp., 2.00%, 7/28/26	1,125,000	1,084,697
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	71,925
United Rentals North America, Inc., 5.50%, 5/15/27	175,000	184,187
United Rentals North America, Inc., 5.88%, 9/15/26	125,000	133,125
United Rentals North America, Inc., 6.50%, 12/15/26	100,000	108,250
UnitedHealth Group, Inc., Senior Note, 2.38%, 10/15/22	909,000	911,327
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	331,000	353,686
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	660,582
US Foods, Inc., 5.88%, 6/15/24 (a)	300,000	308,250
Verscend Escrow Corp., 9.75%, 8/15/26 (a)	75,000	78,000
Vizient, Inc., 6.25%, 5/15/27 (a)	25,000	26,408
WellCare Health Plans, Inc., 5.38%, 8/15/26 (a)	50,000	53,000
West Street Merger Sub, Inc., Senior Note, 6.38%, 9/1/25 (a)	100,000	92,500
Zoetis, Inc., 2.96%, 8/20/21 (3 month USD LIBOR + 0.44%)(c)	725,000	719,621
Zoetis, Inc., 4.45%, 8/20/48	425,000	468,288
Total Consumer, Non-cyclical		33,924,136
Diversified - 0.0% (e)
Arrow Bidco LLC, 9.50%, 3/15/24 (a)	25,000	25,156
ENERGY - 4.5%
Anadarko Petroleum Corp., Senior Bond, 6.45%, 9/15/36	315,000	386,970
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24	200,000	198,750
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27 (a)	50,000	50,000
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 1/15/28 (a)	50,000	49,500
Antero Resources Corp., 5.00%, 3/1/25	200,000	184,500
Antero Resources Corp., 5.38%, 11/1/21	150,000	148,125
Apache Corp., 4.75%, 4/15/43	416,000	405,298
Apache Corp., Senior Bond, 4.25%, 1/15/44	500,000	451,852
Archrock Partners L.P./Archrock Partners Finance Corp., 6.88%, 4/1/27 (a)	75,000	78,383
Basic Energy Services, Inc., 10.75%, 10/15/23 (a)	25,000	19,500
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (a)	100,000	101,375
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Note, 6.63%, 7/15/26 (a)	25,000	25,188
BP Capital Markets America, Inc., 3.79%, 2/6/24	285,000	302,005
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 2/1/25	150,000	141,000
Bruin E&P Partners LLC, 8.88%, 8/1/23 (a)	100,000	84,000
Calfrac Holdings L.P., Senior Note, 8.50%, 6/15/26 (a)	100,000	70,000
California Resources Corp., Secured Note, 8.00%, 12/15/22 (a)	600,000	452,250
Callon Petroleum Co., 6.13%, 10/1/24	25,000	25,250
Callon Petroleum Co., 6.38%, 7/1/26	75,000	75,469
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	246,736
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	200,000	192,750
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	300,000	313,795

See Notes to Schedule of Investments.

79

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Cenovus Energy, Inc., Senior Note, 4.25%, 4/15/27	267,000	$276,108
Centennial Resource Production LLC, 5.38%, 1/15/26 (a)	100,000	95,000
Chaparral Energy, Inc., Senior Note, 8.75%, 7/15/23 (a)	50,000	31,000
Cheniere Corpus Christi Holdings LLC, Senior Secured Note, 5.13%, 6/30/27	225,000	244,406
Cheniere Corpus Christi Holdings LLC, Senior Secured Note, 7.00%, 6/30/24	105,000	120,760
Cheniere Energy Partners L.P., 5.25%, 10/1/25	125,000	129,219
Chesapeake Energy Corp., 6.63%, 8/15/20	300,000	302,250
Chesapeake Energy Corp., 8.00%, 1/15/25	150,000	138,375
Chevron Corp., 2.90%, 3/3/24	763,000	787,809
Cimarex Energy Co., 4.38%, 3/15/29	205,000	217,565
Citgo Holding, Inc., Senior Secured Note, 10.75%, 2/15/20 (a)	280,000	289,800
CNX Midstream Partners L.P./CNX Midstream Finance Corp., Senior Note, 6.50%, 3/15/26 (a)	50,000	47,500
Concho Resources, Inc., 4.30%, 8/15/28	191,000	206,042
Concho Resources, Inc., 4.85%, 8/15/48	157,000	176,351
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (a)	150,000	108,000
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.63%, 5/1/27 (a)	75,000	74,813
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 4/1/25	200,000	202,500
CrownRock L.P./CrownRock Finance, Inc., Senior Note, 5.63%, 10/15/25 (a)	125,000	125,000
DCP Midstream Operating L.P., 5.13%, 5/15/29	125,000	128,437
DCP Midstream Operating L.P., 5.38%, 7/15/25	250,000	263,437
Denbury Resources, Inc., 6.38%, 12/31/24 (a)	37,000	23,876
Denbury Resources, Inc., Secured Note, 7.75%, 2/15/24 (a)	77,000	63,910
Denbury Resources, Inc., Secured Note, 9.00%, 5/15/21 (a)	125,000	123,125
Diamond Offshore Drilling, Inc., Senior Note, 7.88%, 8/15/25	150,000	142,500
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	207,000
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	159,000	166,805
Enbridge, Inc., 3.11%, 6/15/20 (3 month USD LIBOR + 0.70%)(c)	675,000	676,835
Encana Corp., Senior Bond, 7.38%, 11/1/31	231,000	296,207
Energy Transfer Operating L.P., 4.25%, 3/15/23	125,000	130,445
Energy Transfer Operating L.P., 4.50%, 4/15/24	160,000	170,182
Energy Transfer Operating L.P., 4.90%, 3/15/35	45,000	45,267
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	125,674
Energy Transfer Operating L.P., 5.25%, 4/15/29	175,000	195,702
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	114,618
Energy Transfer Operating L.P., 7.50%, 10/15/20	350,000	371,206
Energy Transfer Operating L.P., Junior Subordinated Note, 6.25%, 2/15/23 (6.25% fixed rate until 2/15/23; 4.03% + 3 month USD LIBOR thereafter)(c)(f)	150,000	139,500
EnLink Midstream LLC, 5.38%, 6/1/29	75,000	76,875
EnLink Midstream Partners L.P., 5.45%, 6/1/47	150,000	128,250
EnLink Midstream Partners L.P., 5.60%, 4/1/44	75,000	68,813
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	10,000	8,350
EnLink Midstream Partners L.P., Senior Note, 4.85%, 7/15/26	338,000	340,535
Ensco PLC, Senior Note, 7.75%, 2/1/26	100,000	74,500
Enterprise Products Operating LLC, 4.20%, 1/31/50	198,000	203,384
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	218,212
Enterprise Products Operating LLC, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	143,000	136,644
EOG Resources, Inc., Senior Note, 2.63%, 3/15/23	500,000	505,601
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23	200,000	4,000
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20	150,000	15,750
EP Energy LLC/Everest Acquisition Finance, Inc., Secured Note, 9.38%, 5/1/24 (a)	125,000	28,750
EQT Corp., Senior Note, 3.09%, 10/1/20 (3 month USD LIBOR + 0.77%)(c)	1,385,000	1,383,895
EQT Midstream Partners L.P., Senior Note, Series 5Y, 4.75%, 7/15/23	270,000	279,839
FTS International, Inc., Senior Secured Note, 6.25%, 5/1/22	225,000	208,687
Gulfport Energy Corp., 6.00%, 10/15/24	150,000	115,875
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., Senior Note, 5.63%, 2/15/26 (a)	150,000	154,312
Hilcorp Energy I L.P./Hilcorp Finance Co., Senior Note, 6.25%, 11/1/28 (a)	75,000	75,469
Indigo Natural Resources LLC, Senior Note, 6.88%, 2/15/26 (a)	100,000	89,750
Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	196,000	251,101
Laredo Petroleum, Inc., 5.63%, 1/15/22	150,000	139,125
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26 (a)	50,000	51,000
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	108,000	133,311
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 2/15/21	150,000	148,680
Matador Resources Co., 5.88%, 9/15/26	50,000	50,500

See Notes to Schedule of Investments.

80

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.63%, 5/1/24 (a)	200,000	$186,936
MEG Energy Corp., 6.38%, 1/30/23 (a)	250,000	238,125
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26 (a)	150,000	127,875
MPLX L.P., 4.00%, 3/15/28	126,000	130,790
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	153,435
MPLX L.P., Senior Bond, 4.80%, 2/15/29	4,000	4,403
MPLX L.P., Senior Bond, 5.50%, 2/15/49	311,000	351,873
Murphy Oil Corp., Senior Note, 5.75%, 8/15/25	161,000	166,860
Murray Energy Corp., Secured Note, PIK (9.00% Cash and 3.00% PIK), 12.00%, 4/15/24 (a)(d)	255,991	51,838
Nabors Industries, Inc., 5.50%, 1/15/23	100,000	93,500
National Oilwell Varco, Inc., Senior Bond, 3.95%, 12/1/42	500,000	432,747
NGPL PipeCo LLC, Senior Note, 4.38%, 8/15/22 (a)	200,000	206,000
Nine Energy Service, Inc., Senior Note, 8.75%, 11/1/23 (a)	25,000	24,375
Noble Energy, Inc., 4.95%, 8/15/47	205,000	217,308
Noble Holding International Ltd., 7.75%, 1/15/24	21,000	16,013
Noble Holding International Ltd., 7.88%, 2/1/26 (a)	100,000	86,032
NuStar Logistics L.P., 6.00%, 6/1/26	50,000	51,750
Oasis Petroleum, Inc., 6.88%, 3/15/22	275,000	273,453
ONEOK, Inc., 4.95%, 7/13/47	150,000	158,410
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (a)	150,000	156,000
Pattern Energy Group, Inc., 5.88%, 2/1/24 (a)	500,000	507,500
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	150,000	154,687
Petroleos Mexicanos, 5.38%, 3/13/22	250,000	251,887
Petroleos Mexicanos, 5.50%, 1/21/21	200,000	202,300
Petroleos Mexicanos, 6.38%, 2/4/21	100,000	102,600
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	197,240
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	356,200
Phillips 66, 3.12%, 2/26/21 (3 month USD LIBOR + 0.60%)(c)	881,000	881,029
Phillips 66, 3.90%, 3/15/28	208,000	218,458
Range Resources Corp., 5.00%, 3/15/23	150,000	141,187
Rockies Express Pipeline LLC, 4.95%, 7/15/29 (a)	150,000	155,329
Sanchez Energy Corp., 6.13%, 1/15/23	250,000	11,250
Sanchez Energy Corp., 7.75%, 6/15/21	150,000	7,500
Schlumberger Holdings Corp., 3.75%, 5/1/24 (a)	189,000	197,160
SemGroup Corp., 7.25%, 3/15/26	70,000	68,250
SESI LLC, 7.75%, 9/15/24	150,000	96,375
Seven Generations Energy Ltd., 5.38%, 9/30/25 (a)	150,000	144,375
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25 (a)	50,000	46,150
SM Energy Co., Senior Note, 6.75%, 9/15/26	200,000	187,500
Southwestern Energy Co., 6.20%, 1/23/25	167,000	152,805
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	150,000	144,000
Summit Midstream Partners L.P., 9.50%, 12/15/22 (9.50% fixed rate until 12/15/22; 7.43% + 3 month USD LIBOR thereafter)(c)(f)	100,000	90,000
Sunoco L.P./Sunoco Finance Corp., 4.88%, 1/15/23	150,000	153,187
Sunoco L.P./Sunoco Finance Corp., 5.50%, 2/15/26	75,000	78,094
Sunoco L.P./Sunoco Finance Corp., 6.00%, 4/15/27 (a)	100,000	105,000
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 4.75%, 10/1/23 (a)	25,000	25,344
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, 4/15/26	200,000	212,000
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27 (a)	250,000	272,500
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 1/15/29 (a)	75,000	83,063
TerraForm Power Operating LLC, 4.25%, 1/31/23 (a)	100,000	100,125
TerraForm Power Operating LLC, 6.63%, 6/15/25 (a)	100,000	105,000
Topaz Solar Farms LLC, Senior Secured Bond, 4.88%, 9/30/39 (a)	405,801	402,860
Transcanada Trust, 5.30%, 3/15/77 (5.30% fixed rate until 3/15/27; 3.21% + 3 month USD LIBOR thereafter)(c)	156,000	149,822
Transcanada Trust, 5.63%, 5/20/75 (5.63% fixed rate until 5/20/25; 3.53% + 3 month USD LIBOR thereafter)(c)	110,000	108,841
Transocean Guardian Ltd., Senior Secured Note, 5.88%, 1/15/24 (a)	23,625	24,009
Transocean, Inc., 7.50%, 1/15/26 (a)	175,000	166,687
Transocean, Inc., 9.00%, 7/15/23 (a)	100,000	106,500
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 9/1/27 (a)	75,000	78,758
Valero Energy Corp., 4.00%, 4/1/29	147,000	153,825
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	371,010
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 8.75%, 4/15/23 (a)	175,000	113,750

See Notes to Schedule of Investments.

81

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23 (a)	100,000	$64,750
Warrior Met Coal, Inc., Senior Secured Note, 8.00%, 11/1/24 (a)	103,000	107,377
Weatherford International Ltd., 8.25%, 6/15/23	100,000	52,250
Weatherford International Ltd., 9.88%, 2/15/24	150,000	78,375
Western Midstream Operating L.P., 4.00%, 7/1/22	450,000	455,707
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	9,268
Western Midstream Operating L.P., 5.50%, 8/15/48	244,000	231,334
Whiting Petroleum Corp., 5.75%, 3/15/21	100,000	99,750
Whiting Petroleum Corp., 6.63%, 1/15/26	150,000	144,656
Williams Cos., Inc. (The), 4.85%, 3/1/48	155,000	165,593
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	210,635
Woodside Finance Ltd., 3.70%, 3/15/28 (a)	500,000	500,301
WPX Energy, Inc., Senior Note, 5.75%, 6/1/26	150,000	155,250
Total Energy		28,378,254
FINANCIAL - 12.1%
Abay Leasing 2014 LLC, 2.65%, 11/9/26	625,000	637,420
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24 (a)	100,000	103,250
Acrisure LLC/Acrisure Finance, Inc., Senior Note, 7.00%, 11/15/25 (a)	100,000	90,250
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	400,000	422,912
Ally Financial, Inc., 3.88%, 5/21/24	800,000	820,000
Ally Financial, Inc., 8.00%, 11/1/31	150,000	198,256
Ally Financial, Inc., Senior Note, 3.75%, 11/18/19	350,000	350,700
Ally Financial, Inc., Senior Note, 4.13%, 3/30/20	500,000	504,835
American Express Co., 3.40%, 2/22/24	160,000	166,668
American Express Co., Senior Note, 4.20%, 11/6/25	125,000	136,442
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	16,000	15,933
American Tower Corp., 4.00%, 6/1/25	166,000	174,944
Ameriprise Financial, Inc., 3.00%, 3/22/22	207,000	210,732
Ardonagh Midco 3 PLC, Senior Secured Note, 8.63%, 7/15/23 (a)	200,000	188,000
ASB Bank Ltd., Senior Note, 3.75%, 6/14/23 (a)	1,200,000	1,249,737
Athene Holding Ltd., Senior Note, 4.13%, 1/12/28	193,000	194,492
AvalonBay Communities, Inc., 3.30%, 6/1/29	126,000	131,196
Bank of America Corp., 3.71%, 4/24/28 (3.71% fixed rate until 7/23/23; 1.51% + 3 month USD LIBOR thereafter)(c)	249,000	261,510
Bank of America Corp., 3.86%, 7/23/24 (3.86% fixed rate until 7/23/23; 0.94% + 3 month USD LIBOR thereafter)(c)	246,000	258,036
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,644,316
Bank of America Corp., 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(c)(f)	340,000	342,125
Bank of America Corp., 6.25%, 9/5/24 (6.25% fixed rate until 9/5/24; 3.71% + 3 month USD LIBOR thereafter)(c)(f)	200,000	217,894
Bank of America Corp., Junior Subordinated Bond, 5.88%, 3/15/28 (5.88% fixed rate until 3/15/28; 2.93% + 3 month USD LIBOR thereafter)(c)(f)	350,000	365,330
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	725,000	767,175
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	610,000	652,080
Bank of America Corp., Senior Note, 2.15%, 11/9/20	500,000	498,372
Bank of America Corp., Series DD, (3 month USD LIBOR + 4.553%), 6.30%, 3/10/26 (6.30% fixed rate until 3/10/26; 4.55% + 3 month USD LIBOR thereafter)(c)(f)	75,000	83,723
Bank of America Corp., Subordinated Bond, 6.11%, 1/29/37	290,000	369,549
Bank of America Corp., Subordinated Note, 4.18%, 11/25/27	149,000	158,061
Bank of America NA, 3.34%, 1/25/23 (3.34% fixed rate until 1/25/22; 0.65% + 3 month USD LIBOR thereafter)(c)	317,000	325,021
Bank of Montreal, Subordinated Bond, 3.80%, 12/15/32 (3.80% fixed rate until 12/15/27; 1.43% + USD 5 year Swap Rate thereafter)(c)	1,000,000	1,014,110
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	518,163
Bank of Nova Scotia (The), Junior Subordinated Note, 4.65%, 10/12/22 (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)(c)(f)	389,000	372,160
BankUnited, Inc., 4.88%, 11/17/25	680,000	736,777
BB&T Corp., 3.88%, 3/19/29	1,000,000	1,068,998
BB&T Corp., Senior Note, 3.20%, 9/3/21	290,000	295,103
BB&T Corp., Senior Note, 3.70%, 6/5/25	1,000,000	1,066,358

See Notes to Schedule of Investments.

82

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Boston Properties L.P., 3.40%, 6/21/29	94,000	$96,018
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	518,292
Brighthouse Financial, Inc., Senior Bond, 4.70%, 6/22/47	219,000	182,797
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	510,589
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	510,157
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 5/15/26 (a)	125,000	128,750
Canadian Imperial Bank of Commerce, 3.15%, 6/27/21 (a)	500,000	510,007
Canadian Imperial Bank of Commerce, Senior Note, 2.10%, 10/5/20	480,000	479,254
Charles Schwab Corp. (The), 3.25%, 5/22/29	1,000,000	1,035,867
Chubb INA Holdings, Inc., 2.88%, 11/3/22	203,000	206,697
CIT Group, Inc., 5.00%, 8/1/23	100,000	106,750
Citigroup, Inc., 4.65%, 7/23/48	151,000	175,591
Citigroup, Inc., 5.88%, 2/22/33	169,000	203,901
Citigroup, Inc., Junior Subordinated Note, 5.90%, 2/15/23 (5.90% fixed rate until 2/15/23; 4.23% + 3 month USD LIBOR thereafter)(c)(f)	250,000	259,110
Citigroup, Inc., Senior Note, 3.20%, 10/21/26	1,527,000	1,558,053
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	75,000	84,980
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	117,000	143,814
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,743,000	1,878,282
Citizens Bank NA, Senior Note, 2.25%, 3/2/20	500,000	499,541
Citizens Bank NA/ Providence, 3.33%, 5/26/22 (3 month USD LIBOR + 0.81%)(c)	1,550,000	1,554,884
CNA Financial Corp., 3.95%, 5/15/24	365,000	384,995
Columbia Property Trust Operating Partnership L.P., 4.15%, 4/1/25	241,000	248,041
Credit Acceptance Corp., 6.63%, 3/15/26 (a)	50,000	52,563
Crown Castle International Corp., 5.20%, 2/15/49	177,000	203,389
Danske Bank A/S, Senior Note, 3.88%, 9/12/23 (a)	200,000	203,756
Digital Realty Trust L.P., 3.95%, 7/1/22	500,000	520,928
Discover Bank, 4.65%, 9/13/28	750,000	820,126
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Fin, Senior Note, 5.00%, 8/1/21 (a)	1,200,000	1,215,426
Equinix, Inc., 5.38%, 1/1/22	125,000	128,281
Equinix, Inc., Senior Note, 5.38%, 4/1/23	200,000	203,750
Equinix, Inc., Senior Note, 5.75%, 1/1/25	50,000	52,050
ERP Operating L.P., Senior Note, 4.15%, 12/1/28	136,000	150,353
ESH Hospitality, Inc., 5.25%, 5/1/25 (a)	125,000	128,125
Export Leasing 2009 LLC, 1.86%, 8/28/21	245,420	244,670
FelCor Lodging L.P., 6.00%, 6/1/25	150,000	158,062
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	146,000	162,071
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23 (a)	600,000	642,892
Forestar Group, Inc., 8.00%, 4/15/24 (a)	125,000	131,094
FS Investment Corp., Senior Note, 4.25%, 1/15/20	945,000	947,613
Genworth Holdings, Inc., 7.70%, 6/15/20	150,000	150,593
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/1/23	100,000	107,218
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	162,192
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	389,000	388,261
Goldman Sachs Group, Inc. (The), 3.69%, 6/5/28 (3.69% fixed rate until 6/5/27; 1.51% + 3 month USD LIBOR thereafter)(c)	198,000	204,481
Goldman Sachs Group, Inc. (The), 6.00%, 6/15/20	80,000	82,657
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	515,000	552,008
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	454,000	594,165
Goldman Sachs Group, Inc. (The), Subordinated Note, 4.25%, 10/21/25	240,000	254,500
Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (a)	25,000	25,500
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 7/15/24 (a)	50,000	51,000
HCP, Inc., 3.50%, 7/15/29	1,244,000	1,249,371
HNA 2015 LLC, 2.37%, 9/18/27	436,867	441,646
HSBC Holdings PLC, Junior Subordinated Bond, 6.00%, 5/22/27 (6.00% fixed rate until 5/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)(c)(f)	200,000	204,500
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.53% + 3 month USD LIBOR thereafter)(c)	200,000	218,391
HSBC Holdings PLC, Senior Note, 3.03%, 11/22/23 (3.03% fixed rate until 11/22/22; 0.92% + 3 month USD LIBOR thereafter)(c)	500,000	506,075
HUB International Ltd., Senior Note, 7.00%, 5/1/26 (a)	150,000	152,063
Hudson Pacific Properties L.P., 4.65%, 4/1/29	325,000	348,843
Hunt Cos., Inc., Senior Secured Note, 6.25%, 2/15/26 (a)	100,000	94,500

See Notes to Schedule of Investments.

83

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	350,000	$350,630
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	275,000	282,562
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26 (a)	200,000	202,250
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/25	100,000	102,080
Iron Mountain, Inc., 5.25%, 3/15/28 (a)	150,000	150,188
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Senior Bond, 4.15%, 1/23/30	168,000	160,957
JPMorgan Chase & Co., 3.21%, 4/1/23 (3.21% fixed rate until 4/1/22; 0.70% + 3 month USD LIBOR thereafter)(c)	619,000	631,431
JPMorgan Chase & Co., Junior Subordinated Bond, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(f)	312,000	333,091
JPMorgan Chase & Co., Junior Subordinated Bond, 6.75%, 2/1/24 (6.75% fixed rate until 2/1/24; 3.78% + 3 month USD LIBOR thereafter)(c)(f)	350,000	386,830
JPMorgan Chase & Co., Senior Bond, 3.88%, 7/24/38 (3.88% fixed rate until 7/24/37; 1.36% + 3 month USD LIBOR thereafter)(c)	114,000	119,387
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	2,045,000	2,204,933
JPMorgan Chase & Co., Senior Bond, 4.45%, 12/5/29 (4.45% fixed rate until 12/5/28; 1.33% + 3 month USD LIBOR thereafter)(c)	750,000	834,124
Kennedy-Wilson, Inc., 5.88%, 4/1/24	225,000	229,500
KeyBank NA, Senior Note, 2.30%, 9/14/22	560,000	560,564
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	512,756
Kilroy Realty L.P., 4.75%, 12/15/28	700,000	777,469
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (a)	175,000	178,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21 (a)	150,000	152,250
Liberty Mutual Group, Inc., 4.50%, 6/15/49 (a)	85,000	89,163
Liberty Mutual Group, Inc., 4.85%, 8/1/44 (a)	120,000	131,587
M&T Bank Corp., 3.27%, 7/26/23 (3 month USD LIBOR + 0.68%)(c)	1,000,000	1,003,151
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(c)	8,000	8,119
Manufacturers & Traders Trust Co., 3.16%, 12/1/21 (3 month USD LIBOR + 0.64%)(c)	1,000,000	997,382
Manufacturers & Traders Trust Co., Subordinated Note, 3.40%, 8/17/27	500,000	527,495
Marsh & McLennan Cos., Inc., 3.50%, 12/29/20	124,000	126,042
MassMutual Global Funding II, 2.75%, 6/22/24 (a)	200,000	203,742
MGIC Investment Corp., 5.75%, 8/15/23	50,000	54,250
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27 (a)	75,000	80,813
Morgan Stanley, 3.63%, 1/20/27	650,000	682,728
Morgan Stanley, 3.95%, 4/23/27	950,000	993,245
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)	440,000	487,120
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,216,880
MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 3/1/24	150,000	157,125
Nationstar Mortgage Holdings, Inc., Senior Note, 8.13%, 7/15/23 (a)	50,000	51,000
Nationstar Mortgage Holdings, Inc., Senior Note, 9.13%, 7/15/26 (a)	50,000	50,750
Nationwide Building Society, Subordinated Bond, 4.13%, 10/18/32 (4.13% fixed rate until 10/18/27; 1.85% + USD 5 year Mid-Market Swap Rate thereafter)(a)(c)	250,000	241,759
Navient Corp., Senior Note, 5.00%, 10/26/20	225,000	229,500
Navient Corp., Senior Note, 6.50%, 6/15/22	200,000	212,448
Navient Corp., Senior Note, 6.75%, 6/25/25	500,000	517,500
Navient Corp., Senior Note, 6.75%, 6/15/26	50,000	51,875
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26 (a)	500,000	509,438
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)	387,000	398,014
Newmark Group, Inc., 6.13%, 11/15/23	50,000	52,884
NFP Corp., Senior Note, 6.88%, 7/15/25 (a)	100,000	98,970
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	400,000	430,718
Owl Rock Capital Corp., 5.25%, 4/15/24	955,000	988,154
Penta Aircraft Leasing 2013 LLC, 1.69%, 4/29/25	360,035	354,883
People's United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	520,082
People's United Financial, Inc., Senior Note, 3.65%, 12/6/22	500,000	514,496
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	510,937
PNC Bank NA, Senior Note, 3.50%, 6/8/23	430,000	449,392
Private Export Funding Corp., Series MM, 2.30%, 9/15/20	500,000	501,498
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	513,841

See Notes to Schedule of Investments.

84

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)	117,000	$125,712
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	240,000	253,790
Radian Group, Inc., 4.88%, 3/15/27	50,000	50,313
Radian Group, Inc., Senior Note, 4.50%, 10/1/24	150,000	153,643
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 6/1/23 (a)	100,000	90,000
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21 (a)	150,000	144,000
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 4/1/27 (a)	25,000	21,906
Regency Centers L.P., 3.75%, 6/15/24	500,000	520,580
Regions Bank, 3.04%, 8/13/21 (3 month USD LIBOR + 0.50%)(c)	600,000	599,484
Regions Bank, Senior Note, 2.70%, 4/1/21 (3 month USD LIBOR + 0.38%)(c)	1,250,000	1,246,820
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	380,000	521,925
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	519,152
Royal Bank of Scotland Group PLC, Junior Subordinated Bond, 8.63%, 8/15/21 (8.63% fixed rate until 8/15/21; 7.60% + USD 5 year Swap Rate thereafter)(c)(f)	200,000	215,550
Sabra Health Care L.P./Sabra Capital Corp., 4.80%, 6/1/24	126,000	129,725
Sandalwood 2013 LLC, 2.82%, 2/12/26	126,312	129,265
Sandalwood 2013 LLC, 2.84%, 7/10/25	437,910	448,568
SBA Communications Corp., Senior Note, 4.88%, 7/15/22	150,000	151,688
Simon Property Group L.P., Senior Note, 4.13%, 12/1/21	236,000	245,368
Springleaf Finance Corp., 6.13%, 3/15/24	25,000	26,875
Springleaf Finance Corp., 6.63%, 1/15/28	75,000	78,750
Springleaf Finance Corp., 6.88%, 3/15/25	275,000	301,119
Springleaf Finance Corp., 7.13%, 3/15/26	200,000	218,565
State Street Corp., Senior Note, 2.65%, 5/19/26	500,000	500,999
SunTrust Bank, 3.50%, 8/2/22 (3.50% fixed rate until 8/2/21; 0.59% + 3 month USD LIBOR thereafter)(c)	187,000	191,058
SunTrust Bank/ Atlanta GA, 3.20%, 4/1/24	555,000	572,290
SunTrust Banks, Inc., Senior Note, 4.00%, 5/1/25	389,000	416,305
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	509,848
Synchrony Financial, 4.25%, 8/15/24	174,000	181,209
Synchrony Financial, 4.38%, 3/19/24	141,000	147,580
Tagua Leasing LLC, 1.58%, 11/16/24	623,428	614,294
Tagua Leasing LLC, 1.90%, 7/12/24	167,613	166,533
UBS Group Funding Switzerland AG, 3.49%, 5/23/23 (a)	340,000	348,457
US Bancorp, Subordinated Note, 2.95%, 7/15/22	1,000,000	1,019,909
US Bank NA, Senior Note, 2.81%, 5/21/21 (3 month USD LIBOR + 0.29%)(c)	500,000	500,303
USAA Capital Corp., 2.63%, 6/1/21 (a)	205,000	206,662
Webster Financial Corp., 4.10%, 3/25/29	376,000	395,361
Wells Fargo & Co., 3.20%, 6/17/27 (3.20% fixed rate until 6/17/26; 1.17% + 3 month USD LIBOR thereafter)(c)	374,000	381,083
Wells Fargo & Co., 3.55%, 9/29/25	1,204,000	1,256,204
Wells Fargo Capital X, 5.95%, 12/1/86	98,000	115,396
Welltower, Inc., 3.95%, 9/1/23	275,000	289,174
Willis North America, Inc., 5.05%, 9/15/48	133,000	146,896
Zions Bancorp NA, 3.35%, 3/4/22	600,000	610,969
Zions Bancorp NA, 3.50%, 8/27/21	500,000	510,164
Total Financial		77,040,086
INDUSTRIAL - 5.1%
3M Co., 2.83%, 2/14/24 (3 month USD LIBOR + 0.30%)(c)	1,000,000	996,687
3M Co., Senior Bond, 3.63%, 10/15/47	500,000	502,174
ABB Finance USA, Inc., 3.38%, 4/3/23	325,000	336,159
ADT Security Corp. (The), Senior Secured Note, 5.25%, 3/15/20	150,000	152,250
American Woodmark Corp., 4.88%, 3/15/26 (a)	75,000	74,063
Amsted Industries, Inc., 5.63%, 7/1/27 (a)	25,000	26,063
Arconic, Inc., Senior Note, 5.13%, 10/1/24	100,000	105,607
Arconic, Inc., Senior Note, 5.90%, 2/1/27	175,000	190,540
ARD Finance S.A., Senior Secured Note, PIK (7.125% Cash or 7.875% PIK), 7.13%, 9/15/23 (d)	200,000	204,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25 (a)	400,000	414,000
Arrow Electronics, Inc., 4.00%, 4/1/25	126,000	129,189
BAE Systems Holdings, Inc., 3.85%, 12/15/25 (a)	348,000	363,556
Berry Global Escrow Corp., 4.88%, 7/15/26 (a)	100,000	102,125
Berry Global Escrow Corp., Secured Note, 5.63%, 7/15/27 (a)	25,000	26,000

See Notes to Schedule of Investments.

85

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Berry Global, Inc., Secured Note, 5.50%, 5/15/22	200,000	$202,250
Berry Global, Inc., Secured Note, 6.00%, 10/15/22	150,000	153,000
BMC East LLC, Senior Secured Note, 5.50%, 10/1/24 (a)	150,000	152,062
Bombardier, Inc., Senior Note, 6.00%, 10/15/22 (a)	250,000	251,072
Bombardier, Inc., Senior Note, 7.50%, 3/15/25 (a)	100,000	100,280
Brand Industrial Services, Inc., Senior Note, 8.50%, 7/15/25 (a)	100,000	90,625
Builders FirstSource, Inc., 6.75%, 6/1/27 (a)	75,000	79,125
Builders FirstSource, Inc., Senior Secured Note, 5.63%, 9/1/24 (a)	175,000	180,367
BWAY Holding Co., Senior Note, 7.25%, 4/15/25 (a)	275,000	265,031
BWX Technologies, Inc., 5.38%, 7/15/26 (a)	50,000	51,623
Caterpillar Financial Services Corp., 3.15%, 9/7/21	109,000	111,134
Caterpillar Financial Services Corp., Senior Note, 2.55%, 11/29/22	194,000	196,238
Caterpillar Financial Services Corp., Senior Note, 3.45%, 5/15/23	261,000	272,657
Clean Harbors, Inc., 4.88%, 7/15/27 (a)	25,000	25,409
Clean Harbors, Inc., 5.13%, 7/15/29 (a)	25,000	25,500
Cleaver-Brooks, Inc., 7.88%, 3/1/23 (a)	25,000	23,974
Cloud Crane LLC, Secured Note, 10.13%, 8/1/24 (a)	100,000	107,500
CNH Industrial Capital LLC, 4.20%, 1/15/24	761,000	794,329
CNH Industrial N.V., Senior Note, 3.85%, 11/15/27	246,000	245,540
Colfax Corp., 6.00%, 2/15/24 (a)	25,000	26,438
Colfax Corp., 6.38%, 2/15/26 (a)	25,000	26,813
Crowley Conro LLC, 4.18%, 8/15/43	490,000	541,372
CSX Corp., Senior Bond, 4.25%, 3/15/29	200,000	222,650
CSX Corp., Senior Bond, 4.75%, 11/15/48	500,000	581,728
DAE Funding LLC, 4.50%, 8/1/22 (a)	350,000	355,250
DAE Funding LLC, Senior Note, 5.25%, 11/15/21 (a)	100,000	103,875
Energizer Holdings, Inc., 5.50%, 6/15/25 (a)	75,000	75,937
Energizer Holdings, Inc., 7.75%, 1/15/27 (a)	75,000	81,175
EnPro Industries, Inc., 5.75%, 10/15/26	50,000	51,125
Flex Acquisition Co., Inc., Senior Note, 7.88%, 7/15/26 (a)	50,000	46,125
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25 (a)	50,000	51,500
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22 (a)	25,000	25,969
frontdoor, Inc., 6.75%, 8/15/26 (a)	50,000	53,250
GATX Corp., 4.70%, 4/1/29	365,000	403,385
GATX Corp., Senior Note, 3.25%, 9/15/26	9,000	8,880
GATX Corp., Senior Note, 3.29%, 11/5/21 (1 month USD LIBOR + 0.72%)(c)	1,500,000	1,493,609
General Dynamics Corp., 2.88%, 5/11/20	245,000	246,228
Graphic Packaging International LLC, 4.75%, 7/15/27 (a)	25,000	25,656
Greif, Inc., 6.50%, 3/1/27 (a)	50,000	51,625
Griffon Corp., 5.25%, 3/1/22	150,000	149,530
Illinois Tool Works, Inc., 3.50%, 3/1/24	168,000	176,987
James Hardie International Finance DAC, Senior Note, 4.75%, 1/15/25 (a)	150,000	153,000
JB Hunt Transport Services, Inc., 3.88%, 3/1/26	239,000	250,078
JELD-WEN, Inc., 4.63%, 12/15/25 (a)	150,000	147,187
John Deere Capital Corp., 2.95%, 4/1/22	358,000	365,083
John Deere Capital Corp., 3.45%, 1/10/24	248,000	260,371
John Deere Capital Corp., Senior Note, 2.05%, 3/10/20	67,000	66,904
John Deere Capital Corp., Senior Note, 2.35%, 1/8/21	88,000	88,244
John Deere Capital Corp., Senior Note, 3.65%, 10/12/23	114,000	120,491
Kansas City Southern, 4.30%, 5/15/43	663,000	685,770
Kansas City Southern, 4.70%, 5/1/48	100,000	111,905
Kirby Corp., Senior Note, 4.20%, 3/1/28	208,000	215,354
Manitowoc Co., Inc. (The), Secured Note, 9.00%, 4/1/26 (a)	25,000	25,000
Mueller Water Products, Inc., Senior Note, 5.50%, 6/15/26 (a)	100,000	103,250
Multi-Color Corp., 6.13%, 12/1/22 (a)	200,000	206,250
New Enterprise Stone & Lime Co., Inc., Senior Note, 10.13%, 4/1/22 (a)	125,000	127,812
New Enterprise Stone & Lime Co., Inc., Senior Secured Note, 6.25%, 3/15/26 (a)	100,000	101,500
Norfolk Southern Corp., 5.10%, 8/1/2118	185,000	209,531
Owens Corning, 4.20%, 12/15/22	400,000	416,143
Owens Corning, 4.30%, 7/15/47	326,000	275,731
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22 (a)	150,000	153,750
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25 (a)	50,000	54,500
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (a)	175,000	184,732

See Notes to Schedule of Investments.

86

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Park-Ohio Industries, Inc., 6.63%, 4/15/27	90,000	$90,000
Parker-Hannifin Corp., 3.25%, 6/14/29	213,000	220,824
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26 (a)	188,000	187,743
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 3.95%, 3/10/25 (a)	300,000	314,687
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23 (a)	330,000	346,896
PGT Escrow Issuer, Inc., 6.75%, 8/1/26 (a)	50,000	52,813
Resideo Funding, Inc., 6.13%, 11/1/26 (a)	50,000	52,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 7/15/24 (a)	125,000	129,252
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Note, 5.13%, 7/15/23 (a)	250,000	254,687
Rimon LLC, 2.62%, 6/25/26	429,712	437,222
Rockwell Automation, Inc., Senior Note, 2.88%, 3/1/25	600,000	610,413
Rockwell Collins, Inc., Senior Bond, 4.35%, 4/15/47	555,000	605,761
Roper Technologies, Inc., 4.20%, 9/15/28	395,000	422,740
Sealed Air Corp., 5.13%, 12/1/24 (a)	150,000	157,500
SPX FLOW, Inc., 5.63%, 8/15/24 (a)	68,000	70,890
Standard Industries, Inc., 5.00%, 2/15/27 (a)	75,000	75,938
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28 (a)	200,000	198,500
Standard Industries, Inc., Senior Note, 5.38%, 11/15/24 (a)	215,000	222,525
Standard Industries, Inc., Senior Note, 6.00%, 10/15/25 (a)	50,000	53,063
Stanley Black & Decker, Inc., 3.40%, 3/1/26	239,000	249,727
Stevens Holding Co., Inc., 6.13%, 10/1/26 (a)	25,000	26,313
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 6/1/25 (a)	55,000	55,138
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23	150,000	151,875
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27 (a)	25,000	26,000
Tennant Co., 5.63%, 5/1/25	200,000	206,500
Textron, Inc., 3.90%, 9/17/29	252,000	263,464
TopBuild Corp., 5.63%, 5/1/26 (a)	125,000	127,812
TransDigm, Inc., 6.00%, 7/15/22	175,000	176,750
TransDigm, Inc., 6.25%, 3/15/26 (a)	250,000	261,562
TransDigm, Inc., 6.50%, 5/15/25	200,000	202,250
TransDigm, Inc., 7.50%, 3/15/27 (a)	100,000	104,375
Trimble, Inc., 4.75%, 12/1/24	25,000	26,272
Trimble, Inc., Senior Note, 4.15%, 6/15/23	600,000	620,741
Trimble, Inc., Senior Note, 4.90%, 6/15/28	347,000	371,607
Triumph Group, Inc., 5.25%, 6/1/22	150,000	147,000
Union Pacific Corp., Senior Bond, 4.38%, 9/10/38	825,000	912,987
Union Pacific Corp., Senior Bond, 4.38%, 11/15/65	425,000	448,170
Union Pacific Railroad Co. 2015-1 Pass Through Trust, 2.70%, 5/12/27	537,437	539,287
United Parcel Service, Inc., Senior Bond, 3.40%, 11/15/46	1,135,000	1,081,872
United Parcel Service, Inc., Senior Note, 2.77%, 4/1/23 (3 month USD LIBOR + 0.45%)(c)	1,030,000	1,031,934
United Technologies Corp., 4.13%, 11/16/28	145,000	159,218
US Concrete, Inc., 6.38%, 6/1/24	150,000	156,375
Valmont Industries, Inc., 5.00%, 10/1/44	6,000	6,013
Vertiv Group Corp., Senior Note, 9.25%, 10/15/24 (a)	100,000	95,750
Vertiv Intermediate Holding Corp., Senior Note, PIK (12.00% Cash or 13.00% PIK), 12.00%, 2/15/22 (a)(d)	200,000	193,000
Waste Management, Inc., 3.90%, 3/1/35	250,000	266,983
Waste Management, Inc., 4.00%, 7/15/39	400,000	429,544
Waste Management, Inc., 4.15%, 7/15/49	167,000	183,371
Weekley Homes LLC/Weekley Finance Corp., Senior Note, 6.00%, 2/1/23	150,000	148,125
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 7/15/25 (a)	150,000	127,125
WRKCo, Inc., 3.00%, 9/15/24	500,000	504,566
WRKCo, Inc., 3.38%, 9/15/27	525,000	525,611
WRKCo, Inc., 4.65%, 3/15/26	800,000	869,681
WRKCo., Inc., 4.20%, 6/1/32	995,000	1,030,085
XPO Logistics, Inc., 6.13%, 9/1/23 (a)	200,000	207,250
XPO Logistics, Inc., 6.50%, 6/15/22 (a)	169,000	172,380
Total Industrial		32,682,489
TECHNOLOGY - 2.2%
ACI Worldwide, Inc., 5.75%, 8/15/26 (a)	50,000	52,140
Amkor Technology, Inc., 6.63%, 9/15/27 (a)	25,000	24,846

See Notes to Schedule of Investments.

87

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	$345,960
Apple, Inc., Senior Note, 2.85%, 5/6/21	246,000	249,665
Apple, Inc., Senior Note, 2.85%, 2/23/23	500,000	511,812
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	512,176
Ascend Learning LLC, 6.88%, 8/1/25 (a)	50,000	50,860
Banff Merger Sub, Inc., 9.75%, 9/1/26 (a)	50,000	43,375
Boardcom, Inc., 3.13%, 4/15/21 (a)	70,000	70,453
Boardcom, Inc., 3.13%, 10/15/22 (a)	50,000	50,273
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	275,000	277,790
Camelot Finance S.A., Senior Note, 7.88%, 10/15/24 (a)	125,000	131,094
CDK Global, Inc., 5.25%, 5/15/29 (a)	25,000	25,906
CDK Global, Inc., Senior Note, 5.88%, 6/15/26	100,000	105,875
CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	225,000	234,281
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25 (a)	150,000	152,250
Dell International LLC/EMC Corp., 5.88%, 6/15/21 (a)	250,000	254,149
Dell International LLC/EMC Corp., Senior Secured Bond, 8.10%, 7/15/36 (a)	172,000	210,945
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	200,000	207,000
EMC Corp., Senior Note, 2.65%, 6/1/20	546,000	542,982
Everi Payments, Inc., 7.50%, 12/15/25 (a)	100,000	104,500
Exela Intermediate LLC/Exela Finance, Inc., Senior Secured Note, 10.00%, 7/15/23 (a)	150,000	121,875
First Data Corp., 5.38%, 8/15/23 (a)	375,000	381,750
Fiserv, Inc., 4.40%, 7/1/49	211,000	220,891
Harland Clarke Holdings Corp., Senior Note, 9.25%, 3/1/21 (a)	200,000	194,500
Harland Clarke Holdings Corp., Senior Secured Note, 8.38%, 8/15/22 (a)	100,000	84,875
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	156,000	175,055
IBM Credit LLC, Senior Note, 3.00%, 2/6/23	922,000	942,932
Infor US, Inc., 6.50%, 5/15/22	350,000	356,160
Intel Corp., Senior Note, 2.45%, 7/29/20	416,000	416,785
International Business Machines Corp., 2.50%, 1/27/22	139,000	139,868
International Business Machines Corp., 2.94%, 5/13/21 (3 month USD LIBOR + 0.40%)(c)	2,000,000	2,005,164
International Business Machines Corp., 4.15%, 5/15/39	750,000	799,302
IQVIA, Inc., 5.00%, 5/15/27 (a)	50,000	51,625
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (a)	150,000	157,125
Micron Technology, Inc., 4.64%, 2/6/24	25,000	26,058
Micron Technology, Inc., Senior Note, 5.50%, 2/1/25	50,000	51,438
Microsoft Corp., Senior Bond, 3.95%, 8/8/56	325,000	359,416
MSCI, Inc., 5.25%, 11/15/24 (a)	200,000	206,500
NCR Corp., 5.88%, 12/15/21	100,000	101,299
NXP B.V./NXP Funding LLC, 4.13%, 6/1/21 (a)	200,000	204,620
Oracle Corp., Senior Bond, 4.00%, 7/15/46	250,000	268,058
Oracle Corp., Senior Note, 2.95%, 11/15/24	299,000	307,880
Qorvo, Inc., 5.50%, 7/15/26	125,000	132,288
QUALCOMM, Inc., 4.30%, 5/20/47	187,000	196,263
Rackspace Hosting, Inc., 8.63%, 11/15/24 (a)	100,000	91,750
Solera LLC/Solera Finance, Inc., Senior Note, 10.50%, 3/1/24 (a)	150,000	162,188
SS&C Technologies, Inc., 5.50%, 9/30/27 (a)	225,000	233,437
Star Merger Sub, Inc., 6.88%, 8/15/26 (a)	50,000	52,906
Star Merger Sub, Inc., 10.25%, 2/15/27 (a)	125,000	132,656
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Note, 6.75%, 6/1/25 (a)	100,000	103,000
Texas Instruments, Inc., 3.88%, 3/15/39	525,000	570,426
Veritas U.S., Inc./Veritas Bermuda Ltd., 10.50%, 2/1/24 (a)	200,000	171,500
Western Digital Corp., 4.75%, 2/15/26	200,000	196,210
Total Technology		13,774,132
UTILITIES - 6.3%
AEP Texas, Inc., 4.15%, 5/1/49	85,000	91,862
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	465,801
Alabama Power Co., Senior Bond, 4.30%, 7/15/48	280,000	313,531
Alliant Energy Finance LLC, 3.75%, 6/15/23 (a)	300,000	311,440
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	186,000	189,707
AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Note, 5.50%, 5/20/25	150,000	157,875
Appalachian Power Co., 4.50%, 3/1/49	92,000	103,201
Avangrid, Inc., 3.80%, 6/1/29	825,000	863,767

See Notes to Schedule of Investments.

88

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Avangrid, Inc., Senior Note, 3.15%, 12/1/24	500,000	$509,580
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49 (a)	1,000,000	1,123,543
Calpine Corp., 5.25%, 6/1/26 (a)	200,000	203,500
Calpine Corp., 6.00%, 1/15/22 (a)	150,000	150,750
Calpine Corp., Senior Note, 5.38%, 1/15/23	300,000	303,375
Calpine Corp., Senior Note, 5.50%, 2/1/24	150,000	148,500
Clearway Energy Operating LLC, 5.00%, 9/15/26	150,000	145,875
Clearway Energy Operating LLC, 5.75%, 10/15/25 (a)	525,000	532,875
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	880,937
Connecticut Light & Power Co. (The), 2.50%, 1/15/23	1,000,000	1,007,912
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	605,000	660,611
Consolidated Edison Co. of New York, Inc., Senior Bond, 3.85%, 6/15/46	389,000	400,116
Consumers Energy Co., 3.95%, 7/15/47	389,000	420,223
Dominion Energy, Inc., 3.07%, 8/15/24	850,000	855,902
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)	106,000	110,134
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	293,729
DTE Electric Co., 3.95%, 3/1/49	1,351,000	1,471,150
DTE Energy Co., 3.40%, 6/15/29	135,000	136,788
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	592,282
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	55,332
Duke Energy Progress LLC, 2.80%, 5/15/22	172,000	174,894
Edison International, 5.75%, 6/15/27	38,000	40,798
Electricite de France S.A., Senior Note, 2.35%, 10/13/20 (a)	20,000	20,008
Electricite de France S.A., Senior Note, 3.63%, 10/13/25 (a)	500,000	528,206
Emera US Finance L.P., 3.55%, 6/15/26	400,000	409,254
Emera US Finance L.P., 4.75%, 6/15/46	189,000	203,575
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	342,471
Entergy Texas, Inc., 4.50%, 3/30/39	537,000	598,313
FirstEnergy Corp., Senior Bond, 4.85%, 7/15/47	100,000	113,545
FirstEnergy Corp., Senior Bond, 7.38%, 11/15/31	636,000	870,433
FirstEnergy Corp., Senior Note, 3.90%, 7/15/27	46,000	48,248
FirstEnergy Transmission LLC, 4.55%, 4/1/49 (a)	90,000	98,311
Florida Power & Light Co., 3.99%, 3/1/49	535,000	586,170
Fortis, Inc., Senior Note, 2.10%, 10/4/21	504,000	499,529
Fortis, Inc., Senior Note, 3.06%, 10/4/26	205,000	203,407
Georgia Power Co., Senior Note, 2.00%, 9/8/20	140,000	139,187
Interstate Power & Light Co., Senior Bond, 3.70%, 9/15/46	1,000,000	965,094
Interstate Power & Light Co., Senior Note, 3.25%, 12/1/24	1,000,000	1,032,406
Interstate Power & Light Co., Senior Note, 4.10%, 9/26/28	500,000	542,033
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23 (a)	400,000	453,196
KeySpan Gas East Corp., 2.74%, 8/15/26 (a)	500,000	493,109
Louisville Gas & Electric Co., 4.25%, 4/1/49	288,000	323,133
Metropolitan Edison Co., 4.30%, 1/15/29 (a)	211,000	230,411
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	640,711
MidAmerican Energy Co., 3.65%, 4/15/29	800,000	863,763
MidAmerican Energy Co., 3.95%, 8/1/47	500,000	539,552
MidAmerican Energy Co., 4.25%, 7/15/49	650,000	739,042
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	730,000	745,666
New England Power Co., Senior Bond, 3.80%, 12/5/47 (a)	500,000	505,703
NextEra Energy Operating Partners L.P., 4.25%, 7/15/24 (a)	675,000	677,953
NextEra Energy Operating Partners L.P., 4.25%, 9/15/24 (a)	325,000	326,722
NextEra Energy Operating Partners L.P., 4.50%, 9/15/27 (a)	250,000	246,875
NiSource, Inc., Senior Bond, 5.65%, 2/1/45	135,000	163,818
NorthWestern Corp., 4.18%, 11/15/44	500,000	538,405
NRG Energy, Inc., 4.45%, 6/15/29 (a)	129,000	134,154
NRG Energy, Inc., 5.25%, 6/15/29 (a)	50,000	53,313
NRG Energy, Inc., 6.63%, 1/15/27	150,000	162,938
Oglethorpe Power Corp., 5.05%, 10/1/48	411,000	476,285
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	774,981
ONE Gas, Inc., Senior Bond, 4.50%, 11/1/48	550,000	628,759
Pacific Gas & Electric Co., 5.40%, 1/15/40	75,000	80,625
Pacific Gas & Electric Co., 6.05%, 3/1/34	125,000	139,063
PacifiCorp, 4.13%, 1/15/49	135,000	148,732
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	93,541
PSEG Power LLC, 3.85%, 6/1/23	1,110,000	1,156,124

See Notes to Schedule of Investments.

89

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Public Service Co. of Colorado, 3.70%, 6/15/28	190,000	$204,829
Public Service Co. of Colorado, 4.10%, 6/15/48	616,000	678,702
Puget Sound Energy, Inc., 4.22%, 6/15/48	220,000	245,566
Sempra Energy, 3.40%, 2/1/28	282,000	281,161
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	484,623
Sempra Energy, Senior Note, 3.10%, 1/15/21 (3 month USD LIBOR + 0.50%)(c)	358,000	356,804
South Carolina Electric & Gas Co., 5.10%, 6/1/65	330,000	413,937
Southern California Edison Co., 3.40%, 6/1/23	1,000,000	1,019,552
Southern California Edison Co., 4.13%, 3/1/48	1,209,000	1,217,474
Southern California Edison Co., 4.65%, 10/1/43	99,000	105,865
Southern California Edison Co., 4.88%, 3/1/49	99,000	111,218
Southern California Gas Co., 4.30%, 1/15/49	75,000	82,629
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	531,922
Southwestern Public Service Co., 3.75%, 6/15/49	860,000	872,158
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33 (a)	479,000	482,445
Talen Energy Supply LLC, 6.63%, 1/15/28 (a)	50,000	49,688
Talen Energy Supply LLC, 7.25%, 5/15/27 (a)	25,000	25,625
Talen Energy Supply LLC, 10.50%, 1/15/26 (a)	100,000	99,750
Tampa Electric Co., Senior Bond, 4.30%, 6/15/48	500,000	534,953
Vistra Energy Corp., 7.63%, 11/1/24	150,000	158,063
Vistra Operations Co. LLC, 3.55%, 7/15/24 (a)	100,000	100,539
Vistra Operations Co. LLC, 4.30%, 7/15/29 (a)	256,000	259,693
Vistra Operations Co. LLC, 5.00%, 7/31/27 (a)	250,000	258,586
Vistra Operations Co. LLC, 5.50%, 9/1/26 (a)	225,000	237,656
Vistra Operations Co. LLC, 5.63%, 2/15/27 (a)	175,000	185,281
Total Utilities		40,251,473
TOTAL CORPORATE BONDS
(Cost: $274,684,899)		284,690,735
ASSET-BACKED SECURITIES - 14.0%
ACC Trust, Series 2019-1, Class A, 3.75%, 5/20/22 (a)	1,254,176	1,266,575
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48 (a)	1,457,724	1,550,140
Allegro CLO IV Ltd., Series 2016-1A, Class A, 4.00%, 1/15/29 (3 month USD LIBOR + 1.40%)(a)(c)	1,000,000	1,000,615
Americredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24	500,000	514,384
Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, 10/18/24	500,000	517,105
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	100,000	101,845
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	100,000	102,427
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	301,184
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 3.30%, 8/25/34 (1 month USD LIBOR + 0.90%)(c)	7,965	7,909
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 3.69%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	991,827
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.99%, 6/20/22 (a)	1,100,000	1,111,556
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25 (a)	200,000	211,293
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23 (a)	300,000	307,210

Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25 (a)	400,000	412,052
Ballyrock CLO Ltd., Series 2016-1A, Class AR, 3.95%, 10/15/28 (3 month USD LIBOR + 1.35%)(a)(c)	500,000	500,112
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, 3.63%, 7/17/28 (3 month USD LIBOR + 1.04%)(a)(c)	1,250,000	1,246,976
Battalion CLO XI Ltd., Series 2017-11A, Class A, 3.83%, 10/24/29 (3 month USD LIBOR + 1.25%)(a)(c)	500,000	500,104
Business Jet Securities LLC, Series 2018-2, Class B, 5.44%, 6/15/33 (a)	1,055,629	1,067,762
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	995,852	1,005,268
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R, 3.91%, 1/20/32 (3 month USD LIBOR +1.32%)(a)(c)	750,000	749,986
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 3.85%, 4/22/30 (3 month USD LIBOR + 1.26%)(a)(c)	1,000,000	998,168
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30 (a)	853,809	859,061
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 3.79%, 10/17/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	995,307
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	700,000	776,859
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (a)	178,610	185,391

See Notes to Schedule of Investments.

90

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 3.20%, 2/25/46 (1 month USD LIBOR + 0.80%)(a)(c)	244,612	$243,415
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.01%, 2/16/27 (a)	1,000,000	1,005,517
CSMC Trust, Series 2006-CF2, Class M3, 3.05%, 5/25/36 (1 month USD LIBOR + 3.05%)(a)(c)	25,000	24,819
CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, 7/25/58 (a)(c)	183,861	186,268
Dorchester Park CLO Ltd., Series 2015-1A, Class AR, 3.49%, 4/20/28 (3.25% fixed rate until 4/20/19; 0.90% + 3 month USD LIBOR thereafter)(a)(c)	1,000,000	996,299
Drive Auto Receivables, Series 2019-3, Class B, 2.65%, 2/15/24	200,000	200,693
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22	447,043	447,838
Drive Auto Receivables Trust, Series 2018-4, Class B, 3.36%, 10/17/22	600,000	602,646
Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.83%, 10/15/29 (3.57% fixed rate until 10/15/19; 1.23% + 3 month USD LIBOR thereafter)(a)(c)	500,000	500,068
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 3.50%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(c)	27,758	27,961
Elm Trust, Series 2018-2A, Class A2, 4.61%, 10/20/27 (a)	1,200,000	1,210,958
Elm Trust, Series 2018-2A, Class B, 5.58%, 10/20/27 (a)	200,000	201,793
Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 1/20/23 (a)	1,300,000	1,297,590
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (a)	547,617	551,844
Finance of America Structured Securities Trust, Series 2018-HB1, Class M1, 3.77%, 9/25/28 (a)(c)	1,350,000	1,370,186
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36%, 3/15/29 (a)	400,000	400,798
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (a)	100,000	103,014
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30 (a)	700,000	731,728
Ford Credit Auto Owner Trust/Ford Credit, Series 2018-2, Class A, 3.47%, 1/15/30 (a)	400,000	418,831
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, 4/15/26	200,000	206,048
FREED ABS TRUST, Series 2018-1, Class A, 3.61%, 7/18/24 (a)	372,039	374,023
FREED ABS TRUST, Series 2018-1, Class B, 4.56%, 7/18/24 (a)	190,000	194,131
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	103,048
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, 4/15/26 (a)	800,000	816,756
GSAMP Trust, Series 2004-HE2, Class M1, 3.38%, 9/25/34 (1 month USD LIBOR + 0.98%)(c)	60,241	60,722
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.61%, 11/22/27 (a)	1,470,000	1,521,281
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41 (a)	466,413	492,682
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42 (a)	424,164	431,125
Hertz Vehicle Financing II L.P., Series 2016-2A, Class A, 2.95%, 3/25/22 (a)	1,000,000	1,006,522
Home Equity Asset Trust, Series 2003-1, Class M1, 3.90%, 6/25/33 (1 month USD LIBOR + 1.50%)(c)	7,211	7,239
Jackson Mill CLO Ltd., Series 2015-1A, Class AR, 3.43%, 4/15/27 (3 month USD LIBOR + 0.83%)(a)(c)	1,250,000	1,245,531
JMP Credit Advisors Clo IV Ltd., Series 2017-1A, Class A, 3.96%, 7/17/29 (3 month USD LIBOR + 1.37%)(a)(c)	250,000	250,012
KREF Ltd., Series 2018-FL1, Class A, 3.49%, 6/15/36 (1 month USD LIBOR + 1.10%)(a)(c)	1,450,000	1,451,542
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/59 (a)	92,935	94,410
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 1/25/59 (a)	96,672	98,497
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, 5/25/59 (a)	198,891	200,334
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54 (a)(c)	91,671	92,092
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 5/20/26 (a)	1,300,000	1,300,531
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,271,302	1,333,187
LTCG Securitization Issuer LLC, Series 2018-A, Class A, 4.59%, 6/15/48 (a)	1,045,031	1,055,869
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/29 (a)	450,000	450,732
Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.20%, 11/20/30 (a)	1,000,000	1,027,181
MCA Fund II Holding LLC, Series 2017-1, Class A, 4.33%, 8/15/28 (3 month USD LIBOR + 1.65%)(a)(c)	560,382	560,905
MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, 4/15/49 (a)	540,000	552,829
Midocean Credit CLO IX, Series 2018-9A, Class A1, 3.74%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(c)	500,000	495,200
MMAF Equipment Finance LLC, Series 2018-A, Class A4, 3.39%, 1/10/25 (a)	100,000	103,258
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42 (a)	100,000	104,735
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41 (a)	300,000	308,486
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE6, Class M1, 3.23%, 8/25/34 (1 month USD LIBOR + 0.83%)(c)	9,352	9,336
Mountain View CLO Ltd., Series 2015-9A, Class A1R, 3.72%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(c)	1,000,000	989,233

See Notes to Schedule of Investments.

91

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Mountain View CLO LLC, Series 2017-2A, Class A, 3.81%, 1/16/31 (3 month USD LIBOR + 1.21%)(a)(c)	260,000	$257,847
Nationstar HECM Loan Trust, Series 2018-2A, Class M1, 3.55%, 7/25/28 (a)(c)	1,300,000	1,313,478
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42 (a)	200,000	205,329
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (a)	200,000	205,914
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (a)	300,000	306,217
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.00%, 12/15/59 (a)	200,000	210,939
Navistar Financial Dealer Note Master Owner Trust II, Series 2019-1, Class A, 3.05%, 5/28/24 (1 month USD LIBOR + 0.64%)(a)(c)	330,000	331,353
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50%, 12/25/57 (a)(c)	654,226	668,640
Newtek Small Business Loan Trust, Series 2018-1, Class A, 4.10%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(c)	727,600	727,599
Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.40%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(c)	350,157	350,157
OCP Clo Ltd., Series 2019-17A, Class A1, 1.00%, 7/20/32 (a)(c)	1,500,000	1,500,000
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class A, 3.50%, 4/18/22 (a)	1,100,000	1,107,369
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24 (a)	500,000	506,981
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27 (a)	600,000	620,244
OneMain Financial Issuance Trust, Series 2019-1A, Class A, 3.48%, 2/14/31 (a)	630,000	642,782
Oportun Funding LLC, Series 2018-B, Class A, 3.91%, 7/8/24 (a)	750,000	762,777
Oportun Funding LLC, Series 2018-B, Class B, 4.50%, 7/8/24 (a)	490,000	496,696
Oportun Funding LLC, Series 2018-D, Class A, 4.15%, 12/9/24 (a)	100,000	102,817
Oportun Funding X LLC, Series 2018-C, Class A, 4.10%, 10/8/24 (a)	200,000	205,084
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A3, 3.39%, 9/12/22 (a)	1,300,000	1,320,223
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27 (a)	750,000	769,994
Palmer Square Loan Funding Ltd., Series 2019-2A, Class B, 4.77%, 4/20/27 (1 month USD LIBOR + 2.25%)(a)(c)	835,000	834,939
Palmer Square Loan Funding Ltd., Series 2019-3A, Class B, 1.00%, 8/20/27 (a)(c)	950,000	950,000
PFS Financing Corp., Series 2017-BA, Class A2, 2.22%, 7/15/22 (a)	1,000,000	998,042
Regional Management Issuance Trust, Series 2018-1, Class A, 3.83%, 7/15/27 (a)	750,000	754,909
Regional Management Issuance Trust, Series 2018-1, Class B, 4.28%, 7/15/27 (a)	510,000	517,508
Renew, Series 2018-1, Class A, 3.95%, 9/20/53 (a)	412,896	431,889
RMF Buyout Issuance Trust, Series 2018-1, Class M1, 3.91%, 11/25/28 (a)(c)	1,470,000	1,485,153
Santander Drive Auto Receivables Trust, Series 2018-3, Class B, 3.29%, 10/17/22	1,200,000	1,208,398
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24	300,000	306,194
Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.21%, 9/15/23	300,000	304,884
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	300,000	305,437
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	500,000	504,779
SBA Tower Trust, Series 2014-1A, Class C, 2.90%, 10/15/44 (a)	1,255,000	1,254,982
Sierra Timeshare Funding LLC, Series 2015-3A, Class B, 3.08%, 9/20/32 (a)	321,369	321,439
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, 6/20/35 (a)	180,283	185,362
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, 1/20/36 (a)	173,829	178,062
SMART Trust, Series 2016-2US, Class A4A, 2.05%, 12/14/22	515,000	512,151
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 3.24%, 2/25/28 (a)	559,160	564,640
SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.01%, 4/25/28 (a)	841,815	847,172
SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.90%, 5/25/28 (a)	400,000	402,037
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48 (a)	400,000	419,625
Sofi Professional Loan Program Trust, Series 2018-C, Class A2FX, 3.59%, 1/25/48 (a)	700,000	728,355
Sofi Professional Loan Program Trust, Series 2018-D, Class A2FX, 3.60%, 2/25/48 (a)	900,000	939,185
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 3.66%, 1/26/31 (3 month USD LIBOR + 1.07%)(a)(c)	250,000	247,360
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 7/15/30 (a)	600,000	601,213
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1, Class AT1, 3.62%, 10/17/50 (a)	780,000	790,984
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (a)	1,265,767	1,317,279
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49 (a)	244,337	262,659
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54 (a)	500,000	508,184
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33 (a)	1,300,000	1,342,873
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46 (a)	490,000	497,899
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48 (a)	497,500	516,052
TH MSR Issuer Trust, Series 2019-FT1, Class A, 1.00%, 6/25/24 (a)(c)	450,000	450,000

See Notes to Schedule of Investments.

92

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 1.00%, 1/15/26 (1 month USD LIBOR + 0.88%)(a)(c)	510,000	$510,000
TICP CLO IX Ltd., Series 2017-9A, Class A, 3.73%, 1/20/31 (3 month USD LIBOR + 1.14%)(a)(c)	1,000,000	993,016
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58 (a)(c)	251,839	256,010
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, 5/25/58 (a)(c)	342,508	355,184
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, 7/25/58 (a)(c)	90,960	92,838
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, 3/25/58 (a)(c)	224,927	230,990
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31 (a)	800,000	808,975
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	500,000	498,504
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A2, 2.47%, 12/15/20 (a)	1,250,000	1,243,834
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A2, 3.73%, 3/15/22 (a)	200,000	203,848
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 3.93%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(c)	500,000	500,128
Vivint Colar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (a)	247,023	261,597
Vivint Colar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48 (a)	891,869	924,564
Wellfleet CLO Ltd., Series 2018-1A, Class A, 3.69%, 7/17/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	990,303
Wendy's Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45 (a)	481,250	499,446
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49 (a)	500,000	501,897
World Omni Select Auto Trust, Series 2018-1A, Class B, 3.68%, 7/15/23 (a)	210,000	214,941
World Omni Select Auto Trust, Series 2018-1A, Class C, 3.86%, 1/15/25 (a)	300,000	308,993
Zais CLO 9 Ltd., Series 2018-2A, Class A, 3.79%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	987,741
TOTAL ASSET-BACKED SECURITIES
(Cost: $87,832,581)		89,225,753
U.S. GOVERNMENT AGENCIES - 11.6%
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	259,418	256,935
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	355,590	364,121
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	884,096	898,360
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	998,085	1,015,446
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	654,200	663,686
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	487,226	492,991
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	222,422	229,935
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	823,863	855,601
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	365,761	379,847
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	482,530	497,821
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	1,086,804	1,131,837
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	467,572	481,513
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	4,224,341	4,383,897
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	235,208	248,162
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	448,373	473,073
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	667,540	706,415
Federal Home Loan Mortgage Corp., 4.00%, 5/1/48	238,326	247,697
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	115,839	122,653
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	1,854,917	1,925,897
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	48,683	52,260
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	222,312	234,198
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	216,883	228,480
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	455,765	479,540
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	382,337	411,169
Federal Home Loan Mortgage Corp., 4.50%, 10/1/48	472,104	495,563
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	257,014	279,217
Federal National Mortgage Association, 1.25%, 8/17/21	2,500,000	2,470,794
Federal National Mortgage Association, 2.50%, 4/1/31	865,419	872,584
Federal National Mortgage Association, 2.50%, 11/1/31	404,420	407,458
Federal National Mortgage Association, 2.50%, 9/1/46	104,028	103,247
Federal National Mortgage Association, 2.50%, 10/1/46	272,429	270,384
Federal National Mortgage Association, 2.63%, 9/6/24	2,500,000	2,593,525
Federal National Mortgage Association, 3.00%, 5/1/30	307,017	313,946
Federal National Mortgage Association, 3.00%, 5/1/32	925,477	945,855
Federal National Mortgage Association, 3.00%, 11/1/32	592,465	605,499
Federal National Mortgage Association, 3.00%, 5/1/43	944,307	960,141
Federal National Mortgage Association, 3.00%, 9/1/46	284,321	288,915
Federal National Mortgage Association, 3.00%, 11/1/46	399,577	406,032
Federal National Mortgage Association, 3.00%, 11/1/46	1,473,845	1,492,196
Federal National Mortgage Association, 3.00%, 1/1/47	636,653	644,057
Federal National Mortgage Association, 3.00%, 11/1/47	90,091	90,126

See Notes to Schedule of Investments.

93

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Federal National Mortgage Association, 3.00%, 11/1/48	360,723	$364,477
Federal National Mortgage Association, 3.50%, 12/1/30	88,474	91,672
Federal National Mortgage Association, 3.50%, 5/1/33	397,833	411,150
Federal National Mortgage Association, 3.50%, 8/1/33	105,464	108,979
Federal National Mortgage Association, 3.50%, 1/1/41	583,590	601,890
Federal National Mortgage Association, 3.50%, 8/1/42	460,944	478,404
Federal National Mortgage Association, 3.50%, 11/1/42	557,888	579,022
Federal National Mortgage Association, 3.50%, 8/1/43	223,182	231,625
Federal National Mortgage Association, 3.50%, 12/1/45	655,549	675,901
Federal National Mortgage Association, 3.50%, 12/1/45	935,426	964,466
Federal National Mortgage Association, 3.50%, 12/1/46	278,518	286,648
Federal National Mortgage Association, 3.50%, 1/1/47	391,215	402,094
Federal National Mortgage Association, 3.50%, 4/1/47	1,216,120	1,251,597
Federal National Mortgage Association, 3.50%, 8/1/47	24,413	25,165
Federal National Mortgage Association, 3.50%, 9/1/47	678,102	697,885
Federal National Mortgage Association, 3.50%, 11/1/47	201,379	207,377
Federal National Mortgage Association, 3.50%, 6/1/48	410,886	424,209
Federal National Mortgage Association, 3.50%, 6/1/49	100	102
Federal National Mortgage Association, 4.00%, 9/1/40	390,200	411,355
Federal National Mortgage Association, 4.00%, 3/1/41	658,438	694,263
Federal National Mortgage Association, 4.00%, 6/1/45	9,382	9,887
Federal National Mortgage Association, 4.00%, 12/1/45	478,846	500,736
Federal National Mortgage Association, 4.00%, 7/1/46	1,259,499	1,319,857
Federal National Mortgage Association, 4.00%, 3/1/47	403,734	425,135
Federal National Mortgage Association, 4.00%, 12/1/47	481,633	501,121
Federal National Mortgage Association, 4.00%, 1/1/48	960,101	999,314
Federal National Mortgage Association, 4.00%, 2/1/48	454,639	472,676
Federal National Mortgage Association, 4.00%, 4/1/48	2,187,980	2,274,334
Federal National Mortgage Association, 4.00%, 6/1/48	460,931	478,505
Federal National Mortgage Association, 4.00%, 8/1/48	347,664	359,167
Federal National Mortgage Association, 4.00%, 12/1/48	216,577	223,932
Federal National Mortgage Association, 4.00%, 1/1/49	3,856	3,995
Federal National Mortgage Association, 4.50%, 9/1/40	406,548	436,603
Federal National Mortgage Association, 4.50%, 2/1/41	680,549	730,766
Federal National Mortgage Association, 4.50%, 1/1/48	319,963	344,009
Federal National Mortgage Association, 4.50%, 2/1/48	54,388	58,453
Federal National Mortgage Association, 4.50%, 3/1/48	242,789	260,935
Federal National Mortgage Association, 4.50%, 5/1/48	245,852	264,227
Federal National Mortgage Association, 4.50%, 5/1/48	178,316	191,645
Federal National Mortgage Association, 4.50%, 11/1/48	670,441	700,326
Federal National Mortgage Association, 4.50%, 12/1/48	327,096	342,193
Federal National Mortgage Association, 4.50%, 1/1/49	6,995	7,306
Federal National Mortgage Association, 5.00%, 9/1/40	327,713	355,869
Federal National Mortgage Association, 5.00%, 2/1/41	168,299	184,030
Federal National Mortgage Association, 5.00%, 7/1/44	470,912	511,238
Federal National Mortgage Association, 5.00%, 5/1/48	219,170	232,142
Federal National Mortgage Association, 5.00%, 6/1/48	94,865	100,444
Federal National Mortgage Association, 5.00%, 8/1/48	50,418	54,893
Federal National Mortgage Association, 5.50%, 2/1/42	116,708	125,350
Federal National Mortgage Association, TBA, 2.50%, 8/1/49 (h)	250,000	247,779
Federal National Mortgage Association, TBA, 3.00%, 7/1/49 (h)	500,000	504,037
Federal National Mortgage Association, TBA, 3.50%, 8/1/49 (h)	1,500,000	1,532,639
Government National Mortgage Association, 2.50%, 12/20/46	256,941	258,122
Government National Mortgage Association, 3.00%, 12/20/42	473,457	484,428
Government National Mortgage Association, 3.00%, 12/20/45	205,866	210,639
Government National Mortgage Association, 3.00%, 9/20/46	331,740	339,632
Government National Mortgage Association, 3.00%, 10/20/46	685,402	701,294
Government National Mortgage Association, 3.00%, 2/20/47	709,827	726,162
Government National Mortgage Association, 3.00%, 12/20/47	660,923	675,884
Government National Mortgage Association, 3.50%, 2/20/42	412,342	430,617
Government National Mortgage Association, 3.50%, 7/20/42	612,872	639,517
Government National Mortgage Association, 3.50%, 11/20/42	268,046	279,620
Government National Mortgage Association, 3.50%, 8/20/45	142,951	148,039
Government National Mortgage Association, 3.50%, 9/20/45	145,217	150,348
Government National Mortgage Association, 3.50%, 4/20/46	217,338	224,851
Government National Mortgage Association, 3.50%, 12/20/46	1,144,275	1,183,832
Government National Mortgage Association, 3.50%, 1/20/47	803,049	830,729

See Notes to Schedule of Investments.

94

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Government National Mortgage Association, 3.50%, 1/20/48	1,265,120	$1,307,098
Government National Mortgage Association, 4.00%, 11/20/40	218,598	231,509
Government National Mortgage Association, 4.00%, 2/20/46	551,727	579,658
Government National Mortgage Association, 4.00%, 3/20/46	212,250	223,260
Government National Mortgage Association, 4.00%, 5/20/47	444,913	464,132
Government National Mortgage Association, 4.00%, 8/20/47	223,411	232,961
Government National Mortgage Association, 4.00%, 9/20/47	3,518,885	3,668,598
Government National Mortgage Association, 4.00%, 12/20/48	202,953	210,377
Government National Mortgage Association, 4.50%, 9/20/39	213,579	228,150
Government National Mortgage Association, 4.50%, 7/20/41	118,187	126,077
Government National Mortgage Association, 4.50%, 2/20/47	105,276	111,281
Government National Mortgage Association, 4.50%, 8/20/47	217,009	227,840
Government National Mortgage Association, 4.50%, 1/20/48	789,880	828,627
Government National Mortgage Association, 4.50%, 3/20/48	166,371	174,361
Government National Mortgage Association, 4.50%, 7/20/48	438,277	457,888
Government National Mortgage Association, 5.00%, 7/20/45	298,389	325,662
NCUA Guaranteed Notes, 3.45%, 6/12/21	1,000,000	1,028,940
Overseas Private Investment Corp., 0.00%, 1/26/21	400,000	415,734
Overseas Private Investment Corp., 2.58%, 7/15/38	750,000	752,318
Overseas Private Investment Corp., 2.74%, 9/15/29	518,029	527,861
Overseas Private Investment Corp., 3.52%, 9/20/32	473,214	505,958
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $71,534,957)		73,594,901
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.6%
20 Times Square Trust, Series 2018-20TS, Class E, 3.20%, 5/15/35 (a)(c)	600,000	591,202
225 Liberty Street Trust, Series 2016-225L, Class A, 3.60%, 2/10/36 (a)	1,000,000	1,059,149
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class C, 4.51%, 9/15/48 (c)	500,000	525,781
BANK 2018-BNK15, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	638,705
BBCMS Trust, Series 2015-SRCH, Class C, 4.80%, 8/10/35 (a)	500,000	545,177
BBCMS Trust, Series 2015-SRCH, Class D, 5.12%, 8/10/35 (a)(c)	780,000	846,188
Bellemeade Re Ltd., Series 2019-2A, Class M1A, 3.40%, 4/25/29 (1 month USD LIBOR + 1.00%)(a)(c)	300,000	300,344
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	532,505
Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.06%, 1/15/51 (c)	850,000	906,809
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 3/15/62 (a)(c)	500,000	519,440
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	899,238
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49 (c)	500,000	523,994
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 4.14%, 7/15/30 (1 month USD LIBOR + 1.75%)(a)(c)	1,300,000	1,299,239
CIM Trust, Series 2017-2, Class A1, 4.44%, 12/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	96,486	96,988
CIM Trust, Series 2017-3, Class A1, 4.44%, 1/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	85,713	87,349
CIM Trust, Series 2017-6, Class A1, 3.02%, 6/25/57 (a)(c)	221,032	220,987
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	114,286	119,515
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	114,656
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	833,871
COMM Mortgage Trust, Series 2013-CR6, Class B, 3.40%, 3/10/46 (a)	500,000	503,403
COMM Mortgage Trust, Series 2015-CR22, Class C, 4.26%, 3/10/48 (c)	500,000	522,886
COMM Mortgage Trust, Series 2015-DC1, Class A5, 3.35%, 2/10/48	700,000	727,958
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B, 4.80%, 2/10/49 (c)	500,000	549,074
Csail Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	142,824	147,272
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class B, 4.46%, 11/15/48 (c)	300,000	321,137
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	769,829
CSMC Trust, Series 2018-11R, 3.83%, 8/25/37 (1 month USD LIBOR + 1.40%)(a)(c)	89,831	89,795
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57 (a)(c)	455,765	470,904
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,101,904
DBUBS Mortgage Trust, Series 2011-LC1A, Class D, 5.89%, 11/10/46 (a)(c)	500,000	519,568
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 3.60%, 7/25/29 (1 month USD LIBOR + 1.20%)(c)	217,082	217,930
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M1, 3.15%, 3/25/30 (1 month USD LIBOR + 0.75%)(c)	422,780	423,262
Federal Home Loan Mortgage Corp., Series 2018-DNA1, Class M1, 2.85%, 7/25/30 (1 month USD LIBOR + 0.45%)(c)	283,006	282,437
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1, 3.82%, 5/25/48 (a)(c)	8,023	8,049

See Notes to Schedule of Investments.

95

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1, 4.17%, 8/25/48 (a)(c)	82,798	$83,659
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class M2, 4.46%, 11/25/48 (a)(c)	10,000	9,952
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 6.01%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	234,607	273,091
Federal Home Loan Mortgage Corp., Series K063, Class AM, 3.51%, 1/25/27 (c)	500,000	534,850
Federal Home Loan Mortgage Corp., Series K067, Class A2, 3.19%, 7/25/27	383,000	403,788
Federal Home Loan Mortgage Corp., Series K067, Class AM, 3.28%, 8/25/27	1,000,000	1,053,954
Federal Home Loan Mortgage Corp., Series K069, Class AM, 3.25%, 9/25/27 (c)	875,000	921,333
Federal Home Loan Mortgage Corp., Series K071, Class A2, 3.29%, 11/25/27	1,400,000	1,487,314
Federal Home Loan Mortgage Corp., Series K076, Class A2, 3.90%, 4/25/28	550,000	610,474
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 4/25/28	325,000	358,595
Federal Home Loan Mortgage Corp., Series K077, Class A2, 3.85%, 5/25/28 (c)	770,000	850,320
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28 (c)	150,000	164,889
Federal Home Loan Mortgage Corp., Series K083, Class A2, 4.05%, 9/25/28 (c)	875,000	982,341
Federal Home Loan Mortgage Corp., Series K083, Class AM, 4.03%, 10/25/28 (c)	350,000	390,708
Federal Home Loan Mortgage Corp., Series K086, Class A2, 3.86%, 11/25/28 (c)	600,000	665,880
Federal Home Loan Mortgage Corp., Series K086, Class AM, 3.92%, 12/25/28 (c)	100,000	110,992
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29 (c)	360,000	395,217
Federal Home Loan Mortgage Corp., Series K090, Class AM, 3.49%, 3/25/29 (c)	700,000	752,323
Federal Home Loan Mortgage Corp., Series K091, Class AM, 3.57%, 3/25/29	750,000	812,204
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33 (c)	600,000	673,697
Federal Home Loan Mortgage Corp., Series KC03, Class A2, 3.50%, 1/25/26	450,000	475,405
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.34%, 4/25/28 (c)	1,580,000	1,650,903
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 5.00%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	139,906	144,596
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 5.40%, 7/25/24 (1 month USD LIBOR + 3.00%)(c)	188,483	197,640
Federal National Mortgage Association, Series 2017-C05, Class 1M2A, 4.60%, 1/25/30 (1 month USD LIBOR + 2.20%)(c)	45,000	45,536
Federal National Mortgage Association, Series 2018-C01, Class 1M1, 3.00%, 7/25/30 (1 month USD LIBOR + 0.60%)(c)	191,111	191,007
Federal National Mortgage Association, Series 2018-C03, Class 1EA2, 3.25%, 10/25/30 (c)	200,000	200,476
Federal National Mortgage Association, Series 2018-C05, Class 1M1, 3.12%, 1/25/31 (1 month USD LIBOR + 0.72%)(c)	227,162	227,242
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.50%, 7/25/28 (c)	217,419	230,771
Federal National Mortgage Association, Series 2018-M10, Class A2, 3.50%, 7/25/28 (c)	1,225,000	1,308,180
Federal National Mortgage Association, Series 2018-M14, Class A2, 3.58%, 8/25/28	550,000	597,570
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.44%, 6/25/28 (c)	500,000	531,642
Freddie Mac STACR Trust, Series 2019-HRP1, Class M1, 3.16%, 2/25/49 (a)(c)	100,000	100,000
FREMF Mortgage Trust, Series 2015-K46, Class B, 3.82%, 4/25/48 (a)(c)	225,000	233,350
Government National Mortgage Association, 3.50%, 1/20/49	461,764	482,887
Government National Mortgage Association, Series 2017-101, Class AB, 2.50%, 7/20/47	523,103	524,566
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46	138,533	20,099
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51 (c)	800,000	868,142
GS Mortgage Securities Trust, Series 2010-C2, Class D, 5.35%, 12/10/43 (a)(c)	500,000	515,557
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,100,000	1,143,771
GS Mortgage Securities Trust, Series 2017-GS8, Class C, 4.48%, 11/10/50 (c)	401,000	422,885
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	1,044,514
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 3.01%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	66,819	66,415
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 8/5/34 (a)(c)	900,000	892,378
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,120,123
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47 (a)(c)	40,424	40,351
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47 (a)(c)	429,096	435,381
JP Morgan Mortgage Trust, Series 2017-6, Class A6, 3.00%, 12/25/48 (a)(c)	335,852	333,635
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 3.18%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(c)	68,828	68,714
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49 (a)(c)	35,302	35,588
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49 (a)(c)	25,445	25,695
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49 (a)(c)	88,797	90,583
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class AS, 4.20%, 9/15/47 (c)	860,000	921,600

See Notes to Schedule of Investments.

96

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.04%, 11/15/47 (a)(c)	470,000	$438,271
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	500,000	520,781
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	120,324
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,100,000	1,156,008
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A4, 3.46%, 3/15/50	1,100,000	1,157,937
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, 6/15/49	1,100,000	1,120,798
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	1,021,497
Ladder Capital Commercial Mortgage Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 2/15/36 (a)	767,193	830,904
LSTAR Securities Investment Trust, Series 2019-2, Class A1, 3.94%, 4/1/24 (1 month USD LIBOR + 3.94%)(a)(c)	110,579	113,280
Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69 (a)(c)	150,000	152,833
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.92%, 11/15/46 (c)	500,000	538,813
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 5.07%, 11/15/46 (c)	375,000	399,185
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	171,496	179,590
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	257,286	264,576
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 3.79%, 5/15/36 (1 month USD LIBOR + 1.40%)(a)(c)	1,000,000	1,000,257
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	1,026,799
Morgan Stanley Capital Trust, Series 2014-CPT, Class C, 3.56%, 7/13/29 (a)(c)	670,000	679,402
Morgan Stanley Capital Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	641,925
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35 (a)	135,878	134,838
Natixis Commercial Mortgage Securities Trust, Series 2018-850T, Class A, 3.18%, 7/15/33 (1 month USD LIBOR + 0.78%)(a)(c)	1,000,000	999,690
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 3.15%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	156,449	156,340
Pepper Residential Securities Trust No. 23, Series 23A, Class A1U, 3.33%, 8/18/60 (1 month USD LIBOR + 0.95%)(a)(c)	1,286,577	1,287,614
RETL, Series 2019-RVP, Class A, 3.54%, 3/15/36 (1 month USD LIBOR + 1.15%)(a)(c)	431,404	432,210
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	517,125	536,728
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45 (1 month USD LIBOR + 3.50%)(a)(c)	52,714	53,382
Sequoia Mortgage Trust, Series 2019-2, Class A1, 4.00%, 6/25/49 (a)(c)	98,117	100,382
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46 (a)(c)	428,136	431,000
STACR Trust, Series 2018-DNA3, Class M1, 3.15%, 9/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	151,523	151,656
STACR Trust, Series 2018-HRP2, Class M1, 3.25%, 2/25/47 (1 month USD LIBOR + 0.85%)(a)(c)	88,647	88,629
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	624,045
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	157,165
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	319,428
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,206,222
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	544,380
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30 (a)	1,300,000	1,333,683
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.21%, 3/10/46 (a)(c)	225,000	214,393
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A3, 3.54%, 12/15/48	114,286	120,696
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	468,788
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class C, 4.31%, 3/15/50 (c)	500,000	521,992
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	998,857
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.71%, 3/15/45 (c)	500,000	514,222
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.27%, 5/15/45 (a)(c)	225,000	227,364
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.85%, 12/15/46 (c)	350,000	372,058
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $64,094,474)		67,398,270
U.S. GOVERNMENT OBLIGATIONS - 8.0%
U.S. Treasury Bonds, 3.00%, 2/15/49	37,000	40,579
U.S. Treasury Bonds, 3.38%, 11/15/48	60,000	70,528
U.S. Treasury Bonds, 3.63%, 8/15/43	1,345,000	1,622,144
U.S. Treasury Bonds, 3.75%, 11/15/43	2,175,000	2,675,165
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/37	4,000,000	2,613,054
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/37	5,100,000	3,309,583
U.S. Treasury Notes, 0.88%, 1/15/29	1,123,187	1,182,386
U.S. Treasury Notes, 1.38%, 4/30/21	1,675,000	1,662,307
U.S. Treasury Notes, 1.50%, 5/31/20	905,000	900,758

See Notes to Schedule of Investments.

97

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

U.S. Treasury Notes, 1.75%, 6/15/22	1,141,000	$1,142,203
U.S. Treasury Notes, 1.88%, 4/30/22	500,000	501,855
U.S. Treasury Notes, 2.00%, 5/31/24	815,000	824,169
U.S. Treasury Notes, 2.13%, 5/31/21	95,000	95,620
U.S. Treasury Notes, 2.13%, 9/30/21	2,114,000	2,131,259
U.S. Treasury Notes, 2.13%, 5/31/26	250,000	254,014
U.S. Treasury Notes, 2.25%, 3/31/20	640,000	641,050
U.S. Treasury Notes, 2.25%, 4/30/21	2,500,000	2,520,508
U.S. Treasury Notes, 2.38%, 4/30/26	1,680,000	1,733,944
U.S. Treasury Notes, 2.38%, 5/15/29	596,000	615,556
U.S. Treasury Notes, 2.50%, 1/31/21	2,000,000	2,020,625
U.S. Treasury Notes, 2.50%, 2/28/26	7,520,000	7,816,981
U.S. Treasury Notes, 2.63%, 5/15/21	5,935,000	6,025,184
U.S. Treasury Notes, 2.63%, 12/31/23	775,000	803,820
U.S. Treasury Notes, 2.63%, 2/15/29	15,000	15,809
U.S. Treasury Notes, 2.75%, 4/30/23	1,820,000	1,887,468
U.S. Treasury Notes, 2.75%, 6/30/25	500,000	525,898
U.S. Treasury Notes, 2.88%, 9/30/23	2,800,000	2,928,078
U.S. Treasury Notes, 2.88%, 5/31/25	4,000,000	4,233,125
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $48,741,149)		50,793,670
FOREIGN CORPORATE BONDS - 4.3%
BASIC MATERIALS - 0.4%
Cascades, Inc., 5.50%, 7/15/22 (a)	100,000	100,375
Constellium N.V., 6.63%, 3/1/25 (a)	250,000	259,375
First Quantum Minerals Ltd., 7.25%, 4/1/23 (a)	200,000	194,750
IAMGOLD Corp., 7.00%, 4/15/25 (a)	25,000	25,875
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner, 8.38%, 12/1/22 (a)	75,000	78,000
LG Chem Ltd., 3.63%, 4/15/29 (a)	1,000,000	1,033,884
Mineral Resources Ltd., 8.13%, 5/1/27 (a)	100,000	104,125
Mountain Province Diamonds, Inc., Secured Note, 8.00%, 12/15/22 (a)	25,000	24,875
NOVA Chemicals Corp., 4.88%, 6/1/24 (a)	200,000	207,000
Teck Resources Ltd., 6.25%, 7/15/41	150,000	167,877
Yamana Gold, Inc., 4.95%, 7/15/24	400,000	421,557
Total Basic Materials		2,617,693
COMMUNICATIONS - 0.4%
Altice Financing S.A., 7.50%, 5/15/26 (a)	200,000	201,020
Altice France S.A., 8.13%, 2/1/27 (a)	200,000	210,000
Altice Luxembourg S.A., 10.50%, 5/15/27 (a)	200,000	205,500
Digicel Group Two Ltd., 8.25%, 9/30/22 (a)	98,000	21,070
Intelsat Connect Finance S.A., 9.50%, 2/15/23 (a)	325,000	287,625
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24 (a)	125,000	123,750
Intelsat Luxembourg S.A., 8.13%, 6/1/23	100,000	77,250
Telefonica Emisiones S.A., 5.52%, 3/1/49	750,000	867,586
Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)	200,000	202,750
Vodafone Group PLC, 4.88%, 6/19/49	178,000	186,649
Vodafone Group PLC, 5.25%, 5/30/48	176,000	194,583
Total Communications		2,577,783
CONSUMER, CYCLICAL - 0.2%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 1/15/22 (a)	75,000	75,000
Aptiv PLC, 5.40%, 3/15/49	575,000	605,725
Delphi Technologies PLC, 5.00%, 10/1/25 (a)	75,000	66,750
Gateway Casinos & Entertainment Ltd., Secured Note, 8.25%, 3/1/24 (a)	150,000	157,875
MGM China Holdings Ltd., 5.38%, 5/15/24 (a)	200,000	205,200
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26 (a)	50,000	51,938
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27 (a)	100,000	103,000
Total Consumer, Cyclical		1,265,488

See Notes to Schedule of Investments.

98

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

CONSUMER, NON-CYCLICAL - 0.3%
Avon International Capital PLC, 6.50%, 8/15/22 (a)	25,000	$25,188
Bausch Health Cos., Inc., 5.75%, 8/15/27 (a)	25,000	26,274
Bausch Health Cos., Inc., 7.00%, 1/15/28 (a)	75,000	77,719
Bausch Health Cos., Inc., 7.25%, 5/30/29 (a)	75,000	78,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/1/25 (a)	200,000	134,000
GlaxoSmithKline Capital PLC, 3.13%, 5/14/21	245,000	249,148
IHS Markit Ltd., 4.13%, 8/1/23	210,000	218,316
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 6/15/25 (a)	25,000	26,000
JBS USA LUX S.A./JBS USA Finance, Inc., 5.88%, 7/15/24 (a)	25,000	25,719
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29 (a)	150,000	162,937
Takeda Pharmaceutical Co., Ltd., Senior Note, 4.40%, 11/26/23 (a)	800,000	856,806
Total Consumer, Non-cyclical		1,880,107
DIVERSIFIED - 0.0% (e)
VistaJet Malta Finance PLC/XO Management Holding, Inc., 10.50%, 6/1/24 (a)	75,000	74,812
ENERGY - 0.3%
BP Capital Markets PLC, 3.51%, 3/17/25	549,000	577,208
Enbridge, Inc., 2.98%, 1/10/20 (3 month USD LIBOR + 0.40%)(c)	500,000	500,113
Ensign Drilling, Inc., 9.25%, 4/15/24 (a)	175,000	172,375
Parkland Fuel Corp., 5.88%, 7/15/27 (a)	75,000	76,031
Petro-Canada, 5.95%, 5/15/35	108,000	134,354
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	46,359
Transocean Pontus Ltd., 6.13%, 8/1/25 (a)	118,125	121,669
Transocean Poseidon Ltd., 6.88%, 2/1/27 (a)	50,000	52,844
Transocean Sentry Ltd., 5.38%, 5/15/23 (a)	50,000	50,063
Total Energy		1,731,016
FINANCIAL - 2.0%
AIB Group PLC, 4.26%, 4/10/25 (4.26% fixed rate until 4/10/24; 1.87% + 3 month USD LIBOR thereafter)(a)(c)	259,000	266,571
Banco Santander S.A., 3.31%, 6/27/29	200,000	201,227
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23 (a)	490,000	513,442
Barclays PLC, 8.00%, 6/15/24 (c)(f)	200,000	209,750
BNP Paribas S.A., 4.71%, 1/10/25 (4.71% fixed rate until 1/10/24; 2.24% + 3 month USD LIBOR thereafter)(a)(c)	580,000	623,307
Danske Bank A/S, 5.38%, 1/12/24 (a)	451,000	487,260
DBS Group Holdings Ltd., 2.85%, 4/16/22 (a)	203,000	205,475
Deutsche Bank AG, 5.00%, 2/14/22	450,000	463,728
Deutsche Bank AG, Senior Note, 4.25%, 2/4/21	151,000	152,300
Enstar Group Ltd., 4.95%, 6/1/29	475,000	481,657
Fairstone Financial, Inc., 7.88%, 7/15/24 (a)	125,000	127,344
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	521,000	527,086
goeasy Ltd., 7.88%, 11/1/22 (a)	25,000	26,187
HSBC Holdings PLC, 3.40%, 3/8/21	268,000	272,057
ING Groep N.V., Senior Note, 4.63%, 1/6/26 (a)	775,000	844,948
Manulife Financial Corp., 4.06%, 2/24/32 (4.06% fixed rate until 2/24/27; 4.06% + USD 5 year Swap Rate thereafter)(c)	119,000	121,402
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	285,000	289,378
Mitsubishi UFJ Financial Group, Inc., 3.41%, 3/7/24	638,000	661,842
Mizuho Financial Group, Inc., 3.92%, 9/11/24 (3.92% fixed rate until 9/11/23; 1.00% + 3 month USD LIBOR thereafter)(c)	375,000	392,514
NatWest Markets PLC, 3.63%, 9/29/22 (a)	702,000	716,705
Nederlandse Waterschapsbank N.V., Senior Note, 3.13%, 12/5/22 (a)	500,000	520,351
Royal Bank of Scotland Group PLC, 4.27%, 3/22/25 (4.27% fixed rate until 3/22/24; 1.76% + 3 month USD LIBOR thereafter)(c)	269,000	278,114
Royal Bank of Scotland Group PLC, 4.45%, 5/8/30 (4.45% fixed rate until 6/25/23; 1.55% + 3 month USD LIBOR thereafter)(c)	210,000	217,834
Royal Bank of Scotland Group PLC, 4.52%, 6/25/24 (4.52% fixed rate until 6/25/23; 1.55% + 3 month USD LIBOR thereafter)(c)	380,000	395,629
Safina Ltd., 2.00%, 12/30/23	331,249	330,206
Shinhan Bank Co. Ltd., 4.00%, 4/23/29 (a)	200,000	207,064

See Notes to Schedule of Investments.

99

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Societe Generale S.A., 3.88%, 3/28/24 (a)	350,000	$361,877
State Bank of India, 4.38%, 1/24/24 (a)	205,000	214,223
Swiss Re Finance Luxembourg S.A., 5.00%, 4/2/49 (1.00% fixed rate until 4/2/29; 3.58% + 5 Year CMT thereafter)(a)(c)	400,000	428,300
Toronto-Dominion Bank (The), 2.67%, 9/17/20 (3 month USD LIBOR + 0.26%)(c)	1,200,000	1,202,558
United Overseas Bank Ltd., 3.75%, 4/15/29 (5 Year CMT + 1.50%)(a)(c)	200,000	206,205
VCK Lease S.A., 2.59%, 7/24/26	641,218	652,018
Total Financial		12,598,559
INDUSTRIAL - 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.63%, 5/15/23 (a)	200,000	203,250
Avolon Holdings Funding Ltd., 5.25%, 5/15/24 (a)	25,000	26,648
Bombardier, Inc., 7.88%, 4/15/27 (a)	325,000	325,406
Canadian National Railway Co., 2.85%, 12/15/21	152,000	153,695
CNH Industrial N.V., 4.50%, 8/15/23	129,000	135,282
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	183,000	197,411
Embraer Overseas Ltd., 5.70%, 9/16/23 (a)	135,000	147,656
Ingersoll-Rand Luxembourg Finance S.A., 3.50%, 3/21/26	300,000	309,647
Ingersoll-Rand Luxembourg Finance S.A., 3.80%, 3/21/29	260,000	272,668
Johnson Controls International PLC, 6.00%, 1/15/36	250,000	294,753
Klabin Austria GmbH, 7.00%, 4/3/49 (a)	250,000	264,325
Masonite International Corp., 5.75%, 9/15/26 (a)	125,000	128,750
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	193,770
Park Aerospace Holdings Ltd., 5.50%, 2/15/24 (a)	150,000	161,697
Siemens Financieringsmaatschappij N.V., 3.25%, 5/27/25 (a)	510,000	527,519
Total Industrial		3,342,477
TECHNOLOGY - 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29 (a)	226,000	233,099
Open Text Corp., 5.88%, 6/1/26 (a)	150,000	158,670
Total Technology		391,769
UTILITIES - 0.1%
Consorcio Transmantaro S.A., 4.70%, 4/16/34 (a)	430,000	452,575
Electricite de France S.A., 5.00%, 9/21/48 (a)	250,000	284,364
Enel Finance International N.V., 3.50%, 4/6/28 (a)	160,000	157,658
Enel Finance International N.V., 3.63%, 5/25/27 (a)	80,000	80,330
Enel Finance International N.V., 4.88%, 6/14/29 (a)	10,000	10,924
Total Utilities		985,851
TOTAL FOREIGN CORPORATE BONDS
(Cost: $26,498,896)		27,465,555
MUNICIPAL BONDS - 2.1%
CALIFORNIA - 0.8%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	224,904
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,041,270
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	318,541
State of California, General Obligation, 2.25%, 10/1/23	1,000,000	1,011,130
State of California, General Obligation, 3.21%, 4/1/47 (1 month USD LIBOR + 0.00%)(c)	1,000,000	1,003,200
State of California, General Obligation, 4.60%, 4/1/38	500,000	545,980
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	415,797
State of California, General Obligation, High Speed Passenger Train, 2.19%, 4/1/47 (c)	500,000	499,730
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	512,025
Total California		5,572,577
Connecticut - 0.1%
Connecticut Housing Finance Authority, 3.06%, 5/15/49 (SOFRRATE + 0.00%)(c)	500,000	500,460

See Notes to Schedule of Investments.

100

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

HAWAII - 0.1%
City & County. of Honolulu HI, General Obligation, Series F-GREEN BOND, 3.94%, 9/1/34	500,000	$530,305
City & County of Honolulu, HI, General Obligation, Green Bond, Series D, 2.14%, 10/1/23	550,000	553,020
Total Hawaii		1,083,325
ILLINOIS - 0.1%
Chicago Housing Auth., Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	548,510
State of Illinois, General Obligation, Series A, 5.00%, 10/1/22	210,000	229,326
Total Illinois		777,836
New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	464,085
New York - 0.1%
City of New York NY, General Obligation, Series C, 3.25%, 12/1/23	580,000	604,905
Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,168,710
Oregon - 0.1%
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31 (a)(c)	500,000	469,110
TEXAS - 0.5%
City of Austin TX Electric Utility Revenue, 2.68%, 11/15/25	1,450,000	1,483,393
Texas Water Development Board, Revenue Bonds, 4.19%, 10/15/43	500,000	533,290
Texas Water Development Board, Revenue Bonds, State Water Implementation Funds, 3.70%, 10/15/47	1,000,000	1,022,510
Total Texas		3,039,193
TOTAL MUNICIPAL BONDS
(Cost: $13,207,195)		13,680,201
SUPRANATIONAL BONDS - 1.5%
Asian Development Bank, 3.13%, 9/26/28	500,000	542,689
Digicel Group One Ltd., 8.25%, 12/30/22	102,000	56,100
European Investment Bank, 1.63%, 8/14/20	460,000	458,137
European Investment Bank, 2.38%, 5/24/27	500,000	514,444
European Stability Mechanism, Senior Note, 2.13%, 11/3/22 (a)	1,000,000	1,008,742
Inter-American Development Bank, 2.41%, 10/9/20 (1 month USD LIBOR + 0.00%)(c)	1,000,000	999,250
International Bank for Reconstruction & Development, 2.41%, 3/18/20 (1 month USD LIBOR + 0.03%)(c)	1,000,000	999,930
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	731,000	780,463
International Development Association, 2.75%, 4/24/23 (a)	500,000	516,470
International Finance Corp., 1.75%, 3/30/20	1,000,000	997,194
Kreditanstalt fuer Wiederaufbau, 1.63%, 3/15/21	399,000	397,288
Kreditanstalt fuer Wiederaufbau, 1.88%, 11/30/20	1,000,000	999,196
North American Development Bank, 2.40%, 10/26/22	1,000,000	1,002,479
TOTAL SUPRANATIONAL BONDS
(Cost: $9,042,244)		9,272,382
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Hong Kong - 0.0% (e)
Hong Kong Government International Bond, 2.50%, 5/28/24 (a)	202,000	206,336
HUNGARY - 0.0% (e)
Hungary Government International Bond, 7.63%, 3/29/41	54,000	86,594
INDONESIA - 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	201,154
Indonesia Government International Bond, 4.13%, 1/15/25 (a)	400,000	420,213
Indonesia Government International Bond, Senior Note, 4.45%, 2/11/24	200,000	212,372
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23 (a)	300,000	308,490

See Notes to Schedule of Investments.

101

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24 (a)	250,000	$258,937
Total Indonesia		1,401,166
Iraq - 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	503,371
MEXICO - 0.1%
Mexico Government International Bond, 4.50%, 4/22/29	207,000	221,904
Mexico Government International Bond, 4.75%, 3/8/44	168,000	175,392
Total Mexico		397,296
Panama - 0.0% (e)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	136,001
QATAR - 0.1%
Qatar Government International Bond, 4.50%, 4/23/28 (a)	200,000	223,649
Qatar Government International Bond, 4.82%, 3/14/49 (a)	205,000	234,938
Total Qatar		458,587
Romania - 0.0% (e)
Romanian Government International Bond, 5.13%, 6/15/48 (a)	50,000	55,830
SAUDI ARABIA - 0.1%
Saudi Government International Bond, 4.00%, 4/17/25 (a)	300,000	319,125
Saudi Government International Bond, 5.25%, 1/16/50 (a)	205,000	232,999
Total Saudi Arabia		552,124
Tunisia - 0.0% (e)
Tunisia Government AID Bonds, 1.42%, 8/5/21	200,000	196,740
Ukraine - 0.2%
Ukraine Government AID Bonds, 1.47%, 9/29/21	1,120,000	1,111,551
United Arab Emirates - 0.0% (e)
Abu Dhabi Government International Bond, 3.13%, 10/11/27 (a)	250,000	259,333
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $5,054,471)		5,364,929
FOREIGN GOVERNMENT AGENCIES - 0.5%
CANADA - 0.3%
OMERS Finance Trust, 2.50%, 5/2/24 (a)	1,000,000	1,021,830
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	1,038,371
Total Canada		2,060,201
NORWAY - 0.1%
Kommunalbanken A/S, 1.75%, 9/15/20 (a)	312,000	311,107
Kommunalbanken A/S, 2.13%, 2/11/25 (a)	500,000	503,900
Total Norway		815,007
South Korea - 0.1%
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (a)	200,000	208,854
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $2,939,088)		3,084,062
BANK LOANS - 0.3%
BASIC MATERIALS - 0.0% (e)
Aleris International, Inc. Term Loan, , 7.15%, 2/27/23 (1-month USD LIBOR + 4.75%)(c)	49,500	49,515
IAA Spinco, Inc. TERM LOAN B, , 2.25%, 6/28/26 (c)	25,000	25,063
Total Basic Materials		74,578

See Notes to Schedule of Investments.

102

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

COMMUNICATIONS - 0.1%
Altice France S.A. 2018 Term Loan B13, 6.39%, 8/14/26 (1-month USD LIBOR + 4.00%)(c)	124,375	$121,577
Commscope, Inc. Term Loan B, 5.65%, 4/6/26 (1-month USD LIBOR + 3.25%)(c)	25,000	24,900
Level 3 Financing, Inc., 4.65%, 2/22/24 (3-month USD LIBOR + 2.25%)(c)	50,000	49,575
Nexstar Broadcasting, Inc. 2019 Term Loan B, 2.75%, 6/19/26 (c)	100,000	99,625
Sabre Industries, Inc. 2019 Term Loan B, 6.89%, 4/2/26 (1-month USD LIBOR + 4.50%)(c)	25,000	24,953
Staples, Inc. Term Loan, 7.60%, 4/16/26 (3-month USD LIBOR + 5.00%)(c)	75,000	71,894
Windstream Holdings Inc. Term Loan, 4.91%, 2/26/21 (1-month USD LIBOR + 2.50%)(c)	50,000	50,000
Total Communications		442,524
CONSUMER, CYCLICAL - 0.1%
Adient US LLC Term Loan B, 6.89%, 5/6/24 (3-month USD LIBOR + 4.25%)(c)	50,000	48,656
ASP Unifrax Holdings, Inc., 6.08%, 12/12/25 (3-month USD LIBOR + 3.75%)(c)	24,875	24,182
Boyd Gaming Corp., 4.62%, 9/15/23 (1-Week USD LIBOR + 2.25%)(c)	23,844	23,692
HD Supply, Inc., 4.15%, 10/17/23 (1-month USD LIBOR + 1.75%)(c)	49,749	49,669
Hilton Worldwide Finance LLC 2019 Term Loan B2, 4.15%, 6/22/26 (1-month USD LIBOR + 1.75%)(c)	50,000	50,000
HLF Financing Sarl LLC/Herbalife International, Inc. 2018 Term Loan B, 5.65%, 8/18/25 (1-month USD LIBOR + 3.25%)(c)	24,813	24,778
Life Time, Inc. 2017 Term Loan B, 5.27%, 6/10/22 (3-month USD LIBOR + 2.75%)(c)	123,430	122,813
Marriott Ownership Resorts, Inc. 2018 Term Loan B, 4.65%, 8/29/25 (1-month USD LIBOR + 2.25%)(c)	49,750	49,709
Panther BF Aggregator 2 L.P., 5.90%, 4/30/26 (1-month USD LIBOR + 3.50%)(c)	150,000	148,782
PCI Gaming Authority Term Loan, 5.40%, 5/29/26 (1-month USD LIBOR + 3.00%)(c)	25,000	25,026
Total Consumer, Cyclical		567,307
CONSUMER, NON-CYCLICAL - 0.0% (e)
Camelot Finance L.P., 5.65%, 10/3/23 (1-month USD LIBOR + 3.25%)(c)	14,257	14,283
MRO Holdings, Inc. 2019 Term Loan B, 7.48%, 6/4/26 (3-month USD LIBOR + 5.00%)(c)	75,000	74,719
National Intergovernmental PUR Initial Term, 6.08%, 5/23/25 (3-month USD LIBOR + 3.75%)(c)	75,000	73,828
Verscend Holding Corp. 2018 Term Loan B, 6.90%, 8/27/25 (1-month USD LIBOR + 4.50%)(c)	24,813	24,797
Total Consumer, Non-cyclical		187,627
ENERGY - 0.0% (e)
BCP Renaissance Parent LLC 2017 Term Loan B, 6.08%, 10/31/24 (3-month USD LIBOR + 3.50%)(c)	24,688	24,600
Consolidated Energy Finance S.A. Term Loan B, 4.90%, 5/7/25 (1-month USD LIBOR + 2.50%)(c)	74,250	72,208
Prairie ECI Acquiror L.P. Term Loan B, 7.08%, 3/11/26 (3-month USD LIBOR + 4.75%)(c)	49,875	50,037
TEX Operations Co. LLC Term Loan, 4.40%, 8/4/23 (1-month USD LIBOR + 2.00%)(c)	16,977	16,945
Total Energy		163,790
FINANCIAL - 0.0% (e)
Edelman Financial Center LLC 2018 1st Lien Term Loan, 5.64%, 7/21/25 (1-month USD LIBOR + 3.25%)(c)	49,750	49,546
Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.15%, 10/1/25 (1-month USD LIBOR + 3.75%)(c)	49,750	48,211
Hub International Ltd. 2018 Term Loan B, 5.59%, 4/25/25 (3-month USD LIBOR + 3.00%)(c)	24,750	24,111
Total Financial		121,868
Health Care - 0.0% (e)
MPH Acquisition Holdings LLC 2016 Term Loan B, 5.08%, 6/7/23 (3-month USD LIBOR + 2.75%)(c)	23,202	22,149
INDUSTRIAL - 0.1% (e)
Altra Industrial Motion Corp. 2018 Term Loan B, 4.40%, 10/1/25 (1-month USD LIBOR + 2.00%)(c)	23,694	23,235
Berry Plastics Group Term Loan U, 2.50%, 7/1/26 (c)	175,000	173,707
Total Industrial		196,942

See Notes to Schedule of Investments.

103

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Technology - 0.0% (e)
IQVIA, Inc., , 4.15%, 6/11/25 (1-month USD LIBOR + 1.75%)(c)	24,874	$24,714
TOTAL BANK LOANS
(Cost: $1,810,962)		1,801,499

Shares
COMMON STOCKS - 0.0% (e)
ENERGY EQUIPMENT & SERVICES - 0.0% (e)
Jones Energy II, Inc.(g)	3,046	50,266
(Cost: 50,266)

SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 2.09%
(Cost $14,328,932)(i)	14,328,932	14,328,932
TOTAL INVESTMENTS - 100.7%
(Cost: $619,820,114)		640,751,155
OTHER ASSETS AND LIABILITIES, NET - (0.7)%		(4,284,673)
NET ASSETS - 100.0%		$636,466,482

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2019, the value of these securities was $189,193,453, representing 29.7% of net assets.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities was $342,189, representing 0.1% of net assets.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(e)	Amount is less than 0.05%.
(f)	Perpetual floating rate security. Date shown reflects the next reset date.
(g)	Non-income producing.
(h)	To-be-announced (“TBA”) security.
(i)	The rate shown is the annualized seven-day yield at June 30, 2019.
ABS	Asset Backed Securities
PIK	Paid-In-Kind
REIT	Real Estate Investment Trust

Futures contracts open at June 30, 2019:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 1.4%
U.S. Treasury 5-Year Notes	Long	1,000,000	09/30/2019	$1,181,563	3,972
U.S. Treasury Ultra Long-Term Bonds	Long	4,300,000	09/19/2019	7,635,187	280,582
Total					$284,554

CONTRACTS SOLD - (2.7)%
U.S. Treasury 10-Year Notes	Short	(6,400,000)	09/19/2019	$(8,190,000)	(109,312)
U.S. Treasury 10-Year Ultra Long-Term Bonds	Short	(800,000)	09/19/2019	(1,105,000)	(29,448)
U.S. Treasury Long-Term Bonds	Short	(5,200,000)	09/19/2019	(8,090,875)	(317,931)
Total					$(456,691)

See Notes to Schedule of Investments.

104

Schedule of Investments (unaudited)

PFM MULTI-MANAGER FIXED INCOME FUND (continued)

June 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.1)%
Federal National Mortgage Association, 3.00%, 7/1/49 (h)	(500,000)	(504,037)
Federal National Mortgage Association, 2.50%, 8/1/49 (h)	(250,000)	(247,779)
TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Cost:($748,594))		(751,816)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019

PFM Multi-Manager Fixed Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities:
Corporate Bonds	$—	$284,690,735	$—	$284,690,735
Asset-Backed Securities	—	89,225,753	—	89,225,753
U.S. Government Agencies	—	73,594,901	—	73,594,901
Commercial Mortgage-Backed Securities	—	67,398,270	—	67,398,270
U.S. Government Obligations	—	50,793,670	—	50,793,670
Foreign Corporate Bonds	—	27,465,555	—	27,465,555
Municipal Bonds	—	13,680,201	—	13,680,201
Supranational Bonds	—	9,272,382	—	9,272,382
Foreign Government Obligations	—	5,364,929	—	5,364,929
Foreign Government Agencies	—	3,084,062	—	3,084,062
Bank Loans	—	1,801,499	—	1,801,499
Common Stocks	50,266	—	—	50,266
Money Market Fund	14,328,932	—	—	14,328,932
Total Investments in Securities	$14,379,198	$626,371,957	$—	$640,751,155

Other Financial Instruments:
Futures Contracts (a)	$284,554	$—	$—	$284,554

Liabilities:
Other Financial Instruments:
U.S. Government Agencies Sold Short	$—	$(751,816)	$—	$(751,816)
Future Contracts (a)	$(456,691)	$—	$—	$(456,691)

(a) Futures Contracts are valued at unrealized appreciation (depreciation).

See Notes to Schedule of Investments.

105

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

June 30, 2019 (Unaudited)

1. Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund offers Institutional Class, Advisor Class and Class R shares. As of June 30, 2019, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

2. Investment Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has delegated to PFM Asset Management LLC (the “Adviser”), the adviser to the Funds, the responsibility for the valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

See Notes to Schedule of Investments.

106

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

June 30, 2019 (Unaudited) (continued)

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the VC’s own assumption for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

See Notes to Schedule of Investments.

107